UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-457-3637

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.    Schedules of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFS §§ 210-12.12-12.14], are attached hereto.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 72.4%
KP Fixed Income Fund	17,955,583	$178,299
KP International Equity Fund	2,986,248	33,267
KP Large Cap Equity Fund	6,199,531	80,470
KP Small Cap Equity Fund	1,213,051	14,666

Total Affiliated Registered Investment Companies (Cost $290,215) (000)		306,702

Unaffiliated Registered Investment Companies — 27.6%
DFA Commodity Strategy Portfolio	707,824	4,219
DFA International Real Estate Securities Portfolio	801,323	4,135
Lazard Global Listed Infrastructure Portfolio	265,379	3,997
T. Rowe Price Institutional Floating Rate Fund	425,774	4,262
T. Rowe Price New Era Fund, Cl I	112,712	3,934
Vanguard Inflation-Protected Securities Fund	1,282,438	13,209
Vanguard REIT Index Fund	515,907	8,542
Vanguard Short-Term Bond Index Fund	4,046,189	41,595
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,343,261	32,950

Total Unaffiliated Registered Investment Companies (Cost $116,781) (000)		116,843

Total Investments In Securities — 100.0% (Cost $406,996) (000)		$423,545

Percentages are based on Net Assets of $423,592 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

March 31, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$179,057	$14,494	$(13,082)	$(2,165)	$(5)	$178,299	$-	$-
KP International Equity Fund	36,623	755	(4,055)	(756)	700	33,267	-	-
KP Large Cap Equity Fund	89,342	1,831	(11,148)	(2,753)	3,198	80,470	-	-
KP Small Cap Equity Fund	16,167	331	(1,882)	(347)	397	14,666	-	-

Totals	$321,189	$17,411	$(30,167)	$(6,021)	$4,290	$306,702	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 75.8%
KP Fixed Income Fund	32,473,850	$322,465
KP International Equity Fund	8,569,592	95,465
KP Large Cap Equity Fund	15,546,655	201,796
KP Small Cap Equity Fund	3,616,234	43,720

Total Affiliated Registered Investment Companies (Cost $617,297) (000)		663,446

Unaffiliated Registered Investment Companies — 24.2%
DFA Commodity Strategy Portfolio	1,498,240	8,930
DFA International Real Estate Securities Portfolio	1,696,956	8,756
Lazard Global Listed Infrastructure Portfolio	562,178	8,466
T. Rowe Price Institutional Floating Rate Fund	900,285	9,012
T. Rowe Price New Era Fund, Cl I	239,008	8,341
Vanguard Inflation-Protected Securities Fund	2,608,752	26,870
Vanguard REIT Index Fund	1,049,690	17,383
Vanguard Short-Term Bond Index Fund	6,880,234	70,729
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,163,731	53,077

Total Unaffiliated Registered Investment Companies (Cost $212,326) (000)		211,564

Total Investments In Securities — 100.0% (Cost $829,623) (000)		$875,010

Percentages are based on Net Assets of $875,089 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

March 31, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$309,890	$26,899	$(10,569)	$(3,742)	$(13)	$322,465	$-	$-
KP International Equity Fund	101,298	2,744	(8,354)	(1,710)	1,487	95,465	-	-
KP Large Cap Equity Fund	215,339	5,819	(20,196)	(5,032)	5,866	201,796	-	-
KP Small Cap Equity Fund	46,447	1,249	(4,094)	(753)	871	43,720	-	-

Totals	$672,974	$36,711	$(43,213)	$(11,237)	$8,211	$663,446	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 80.6%
KP Fixed Income Fund	33,313,071	$330,799
KP International Equity Fund	14,416,746	160,603
KP Large Cap Equity Fund	23,325,786	302,769
KP Small Cap Equity Fund	6,242,541	75,472

Total Affiliated Registered Investment Companies (Cost $796,837) (000)		869,643

Unaffiliated Registered Investment Companies — 19.4%
DFA Commodity Strategy Portfolio	1,886,349	11,243
DFA International Real Estate Securities Portfolio	2,137,979	11,032
Lazard Global Listed Infrastructure Portfolio	709,026	10,678
T. Rowe Price Institutional Floating Rate Fund	1,133,314	11,344
T. Rowe Price New Era Fund, Cl I	301,499	10,522
Vanguard Inflation-Protected Securities Fund	3,180,545	32,760
Vanguard REIT Index Fund	1,279,891	21,195
Vanguard Short-Term Bond Index Fund	5,680,566	58,396
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,743,666	42,772

Total Unaffiliated Registered Investment Companies (Cost $211,281) (000)		209,942

Total Investments In Securities — 100.0% (Cost $1,008,118) (000)		$1,079,585

Percentages are based on Net Assets of $1,079,644 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

March 31, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$307,654	$31,742	$(4,878)	$(3,708)	$(11)	$330,799	$-	$-
KP International Equity Fund	164,867	5,562	(9,267)	(2,228)	1,669	160,603	-	-
KP Large Cap Equity Fund	313,441	10,521	(22,010)	(5,612)	6,429	302,769	-	-
KP Small Cap Equity Fund	77,485	2,598	(4,753)	(875)	1,017	75,472	-	-

Totals	$863,447	$50,423	$(40,908)	$(12,423)	$9,104	$869,643	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 85.6%
KP Fixed Income Fund	26,164,618	$259,815
KP International Equity Fund	18,074,612	201,351
KP Large Cap Equity Fund	25,558,964	331,755
KP Small Cap Equity Fund	7,721,965	93,359

Total Affiliated Registered Investment Companies (Cost $800,041) (000)		886,280

Unaffiliated Registered Investment Companies — 14.4%
DFA Commodity Strategy Portfolio	1,726,107	10,288
DFA International Real Estate Securities Portfolio	1,956,885	10,098
Lazard Global Listed Infrastructure Portfolio	649,258	9,778
T. Rowe Price Institutional Floating Rate Fund	1,037,119	10,382
T. Rowe Price New Era Fund, Cl I	276,030	9,633
Vanguard Inflation-Protected Securities Fund	2,889,061	29,757
Vanguard REIT Index Fund	1,162,698	19,254
Vanguard Short-Term Bond Index Fund	2,959,667	30,425
Vanguard Short-Term Inflation-Protected Securities Index Fund	816,513	20,029

Total Unaffiliated Registered Investment Companies (Cost $150,712) (000)		149,644

Total Investments In Securities — 100.0% (Cost $950,753) (000)		$1,035,924

Percentages are based on Net Assets of $1,035,943 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

March 31, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$238,907	$27,720	$(3,915)	$(2,886)	$(11)	$259,815	$-	$-
KP International Equity Fund	203,754	8,249	(9,831)	(2,567)	1,746	201,351	-	-
KP Large Cap Equity Fund	337,314	13,636	(19,764)	(5,172)	5,741	331,755	-	-
KP Small Cap Equity Fund	94,220	3,801	(4,795)	(886)	1,019	93,359	-	-

Totals	$874,195	$53,406	$(38,305)	$(11,511)	$8,495	$886,280	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 90.0%
KP Fixed Income Fund	24,063,155	$238,947
KP International Equity Fund	24,966,423	278,126
KP Large Cap Equity Fund	30,972,799	402,027
KP Small Cap Equity Fund	10,619,357	128,388

Total Affiliated Registered Investment Companies (Cost $934,220) (000)		1,047,488

Unaffiliated Registered Investment Companies — 10.0%
DFA Commodity Strategy Portfolio	1,745,550	10,403
DFA International Real Estate Securities Portfolio	1,979,705	10,215
Lazard Global Listed Infrastructure Portfolio	657,202	9,897
T. Rowe Price Institutional Floating Rate Fund	1,048,842	10,500
T. Rowe Price New Era Fund, Cl I	279,378	9,750
Vanguard Inflation-Protected Securities Fund	2,901,440	29,885
Vanguard REIT Index Fund	1,167,712	19,338
Vanguard Short-Term Bond Index Fund	1,031,745	10,606
Vanguard Short-Term Inflation-Protected Securities Index Fund	217,208	5,328

Total Unaffiliated Registered Investment Companies (Cost $116,714) (000)		115,922

Total Investments In Securities — 100.0% (Cost $1,050,934) (000)		$1,163,410

Percentages are based on Net Assets of $1,163,396 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

March 31, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$216,991	$28,187	$(3,603)	$(2,622)	$(6)	$238,947	$-	$-
KP International Equity Fund	277,208	12,808	(10,588)	(3,160)	1,858	278,126	-	-
KP Large Cap Equity Fund	403,680	18,578	(20,657)	(5,560)	5,986	402,027	-	-
KP Small Cap Equity Fund	127,924	5,875	(5,550)	(1,035)	1,174	128,388	-	-

Totals	$1,025,803	$65,448	$(40,398)	$(12,377)	$9,012	$1,047,488	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.0%
KP Fixed Income Fund	18,420,598	$182,917
KP International Equity Fund	26,545,626	295,718
KP Large Cap Equity Fund	30,012,565	389,563
KP Small Cap Equity Fund	11,175,150	135,108

Total Affiliated Registered Investment Companies (Cost $889,445) (000)		1,003,306

Unaffiliated Registered Investment Companies — 7.0%
DFA Commodity Strategy Portfolio	1,333,887	7,950
DFA International Real Estate Securities Portfolio	1,513,270	7,808
Lazard Global Listed Infrastructure Portfolio	502,742	7,571
T. Rowe Price Institutional Floating Rate Fund	801,552	8,024
T. Rowe Price New Era Fund, Cl I	213,677	7,457
Vanguard Inflation-Protected Securities Fund	2,191,006	22,567
Vanguard REIT Index Fund	881,847	14,604

Total Unaffiliated Registered Investment Companies (Cost $76,378) (000)		75,981

Total Investments In Securities — 100.0% (Cost $965,823) (000)		$1,079,287

Percentages are based on Net Assets of $1,079,255 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2018, there were no Level 3 investments.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2040 Fund

Schedule of Investments

March 31, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$164,735	$22,209	$(2,030)	$(1,993)	$(4)	$182,917	$-	$-
KP International Equity Fund	290,421	14,740	(7,906)	(2,911)	1,374	295,718	-	-
KP Large Cap Equity Fund	385,954	19,485	(16,053)	(4,477)	4,654	389,563	-	-
KP Small Cap Equity Fund	132,342	6,690	(4,012)	(759)	847	135,108	-	-

Totals	$973,452	$63,124	$(30,001)	$(10,140)	$6,871	$1,003,306	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2045 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.4%
KP Fixed Income Fund	11,628,836	$115,474
KP International Equity Fund	21,077,202	234,800
KP Large Cap Equity Fund	22,905,931	297,320
KP Small Cap Equity Fund	8,964,287	108,378

Total Affiliated Registered Investment Companies (Cost $672,045) (000)		755,972

Unaffiliated Registered Investment Companies — 5.6%
DFA Commodity Strategy Portfolio	789,116	4,703
DFA International Real Estate Securities Portfolio	895,520	4,621
Lazard Global Listed Infrastructure Portfolio	297,587	4,482
T. Rowe Price Institutional Floating Rate Fund	474,085	4,745
T. Rowe Price New Era Fund, Cl I	126,503	4,415
Vanguard Inflation-Protected Securities Fund	1,274,133	13,124
Vanguard REIT Index Fund	512,834	8,492

Total Unaffiliated Registered Investment Companies (Cost $44,802) (000)		44,582

Total Investments In Securities — 100.0% (Cost $716,847) (000)		$800,554

Percentages are based on Net Assets of $800,528 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2018, there were no Level 3 investments.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$103,026	$15,150	$(1,457)	$(1,244)	$(1)	$115,474	$-	$-
KP International Equity Fund	227,002	14,081	(4,963)	(2,159)	839	234,800	-	-
KP Large Cap Equity Fund	291,029	17,893	(11,600)	(3,354)	3,352	297,320	-	-
KP Small Cap Equity Fund	104,856	6,457	(2,979)	(581)	625	108,378	-	-

Totals	$725,913	$53,581	$(20,999)	$(7,338)	$4,815	$755,972	$-	$-

KP Retirement Path 2050 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	5,561,454	$55,225
KP International Equity Fund	12,167,960	135,551
KP Large Cap Equity Fund	13,127,442	170,394
KP Small Cap Equity Fund	5,171,607	62,525

Total Affiliated Registered Investment Companies (Cost $382,386) (000)		423,695

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio	413,945	2,467
DFA International Real Estate Securities Portfolio	470,205	2,426
Lazard Global Listed Infrastructure Portfolio	156,388	2,355
T. Rowe Price Institutional Floating Rate Fund	248,558	2,488
T. Rowe Price New Era Fund, Cl I	66,510	2,321
Vanguard Inflation-Protected Securities Fund	634,942	6,540
Vanguard REIT Index Fund	255,576	4,233

Total Unaffiliated Registered Investment Companies (Cost $23,027) (000)		22,830

Total Investments In Securities — 100.0% (Cost $405,413) (000)		$446,525

Percentages are based on Net Assets of $446,511 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2018, there were no Level 3 investments.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$47,536	$8,975	$(716)	$(569)	$(1)	$55,225	$-	$-
KP International Equity Fund	126,616	12,430	(2,664)	(1,094)	263	135,551	-	-
KP Large Cap Equity Fund	161,162	15,685	(6,261)	(2,001)	1,809	170,394	-	-
KP Small Cap Equity Fund	58,229	5,697	(1,383)	(301)	283	62,525	-	-

Totals	$393,543	$42,787	$(11,024)	$(3,965)	$2,354	$423,695	$-	$-

KP Retirement Path 2055 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	1,481,059	$14,707
KP International Equity Fund	3,562,529	39,687
KP Large Cap Equity Fund	3,829,580	49,707
KP Small Cap Equity Fund	1,491,916	18,037

Total Affiliated Registered Investment Companies (Cost $113,099) (000)		122,138

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio	124,642	743
DFA International Real Estate Securities Portfolio	141,788	732
Lazard Global Listed Infrastructure Portfolio	47,235	711
T. Rowe Price Institutional Floating Rate Fund	74,793	749
T. Rowe Price New Era Fund, Cl I	20,093	701
Vanguard Inflation-Protected Securities Fund	173,746	1,790
Vanguard REIT Index Fund	69,950	1,158

Total Unaffiliated Registered Investment Companies (Cost $6,705) (000)		6,584

Total Investments In Securities — 100.0% (Cost $119,804) (000)		$128,722

Percentages are based on Net Assets of $128,718 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2018, there were no Level 3 investments.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$11,964	$3,204	$(319)	$(135)	$(7)	$14,707	$-	$-
KP International Equity Fund	34,624	6,410	(1,052)	(512)	217	39,687	-	-
KP Large Cap Equity Fund	43,926	8,064	(2,103)	(533)	353	49,707	-	-
KP Small Cap Equity Fund	15,711	2,895	(539)	(129)	99	18,037	-	-

Totals	$106,225	$20,573	$(4,013)	$(1,309)	$662	$122,138	$-	$-

KP Retirement Path 2060 Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	310,246	$3,081
KP International Equity Fund	741,150	8,256
KP Large Cap Equity Fund	797,175	10,347
KP Small Cap Equity Fund	310,414	3,753

Total Affiliated Registered Investment Companies (Cost $24,591) (000)		25,437

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio	25,266	151
DFA International Real Estate Securities Portfolio	28,606	148
Lazard Global Listed Infrastructure Portfolio	9,484	143
T. Rowe Price Institutional Floating Rate Fund	15,145	152
T. Rowe Price New Era Fund, Cl I	4,039	141
Vanguard Inflation-Protected Securities Fund	37,556	387
Vanguard REIT Index Fund	15,125	249

Total Unaffiliated Registered Investment Companies (Cost $1,404) (000)		1,371

Total Investments In Securities — 100.0% (Cost $25,995) (000)		$26,808

Percentages are based on Net Assets of $26,807 (000).

Cl – Class

REIT – Real Estate Investment Trust

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended March 31, 2018, there were no Level 3 investments.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain (Loss)	Value 3/31/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$2,462	$936	$(287)	$(20)	$(10)	$3,081	$-	$-
KP International Equity Fund	7,123	2,055	(839)	(272)	189	8,256	-	-
KP Large Cap Equity Fund	9,032	2,584	(1,213)	(330)	274	10,347	-	-
KP Small Cap Equity Fund	3,231	928	(392)	(95)	81	3,753	-	-

Totals	$21,848	$6,503	$(2,731)	$(717)	$534	$25,437	$-	$-

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Common Stock — 98.1%
Consumer Discretionary – 13.1%
Advance Auto Parts	2,123	$252
Amazon.com*	47,520	68,778
Aptiv*	41,891	3,559
AutoZone*	1,480	960
Best Buy	35,876	2,511
Booking Holdings*	12,635	26,286
BorgWarner	5,697	286
Brunswick	8,730	518
Burlington Stores*	3,621	482
CarMax*	5,489	340
Carnival	42,489	2,786
Carter’s	5,649	588
CBS, Cl B	10,241	526
Charter Communications, Cl A*	5,500	1,712
Chipotle Mexican Grill, Cl A*	751	243
Comcast, Cl A	412,899	14,109
Darden Restaurants	28,282	2,411
Discovery Communications, Cl A*	4,793	103
Discovery Communications, Cl C*	8,246	161
DISH Network, Cl A*	6,700	254
Dollar General	78,814	7,373
Dollar Tree*	21,611	2,051
DR Horton	36,841	1,615
Expedia	3,580	395
Extended Stay America	45,455	899
Foot Locker	12,519	570
Ford Motor	116,652	1,292
Fossil Group*	700	9
Gap	6,862	214
Garmin	3,349	197
General Motors	65,402	2,377
Genuine Parts	4,315	388
Goodyear Tire & Rubber	7,530	200
Graham Holdings, Cl B	703	423
H&R Block	27,978	711
Hanesbrands	92,111	1,697
Harley-Davidson	16,878	724
Hasbro	11,436	964
Hilton Grand Vacations*	38,984	1,677
Hilton Worldwide Holdings	98,681	7,772
Home Depot	49,204	8,770
Hyatt Hotels, Cl A	11,615	886
International Game Technology	22,627	605
Interpublic Group of Companies	135,525	3,121
John Wiley & Sons, Cl A	38,264	2,437
Johnson Controls International	207,603	7,316
Kohl’s	6,850	449

Description	Shares	Value (000)
L Brands	7,325	$280
Las Vegas Sands	97,334	6,998
Lear	10,129	1,885
Leggett & Platt	4,046	179
Lennar, Cl A	8,295	489
Liberty Interactive QVC Group, Cl A*	10,630	268
Live Nation Entertainment*	33,314	1,404
LKQ*	9,400	357
Lowe’s	74,624	6,548
Lululemon Athletica*	3,768	336
Macy’s	8,842	263
Marriott International, Cl A	8,934	1,215
Mattel*	9,790	129
McDonald’s	29,052	4,543
MGM Resorts International	14,800	518
Michael Kors Holdings*	62,524	3,881
Michaels*	10,122	199
Mohawk Industries*	1,901	441
Netflix*	34,313	10,134
Newell Brands	50,952	1,298
News, Cl A	35,756	565
News, Cl B	3,100	50
NIKE, Cl B	71,551	4,754
Nordstrom	3,649	177
Norwegian Cruise Line Holdings*	6,000	318
NVR*	1,125	3,150
Omnicom Group	70,608	5,131
O’Reilly Automotive*	2,569	635
PulteGroup	14,204	419
PVH	2,242	339
Ralph Lauren, Cl A	24,979	2,793
Restaurant Brands International	33,400	1,901
Ross Stores	108,274	8,443
Royal Caribbean Cruises	60,999	7,182
Signet Jewelers	13,750	530
Skechers U.S.A., Cl A*	23,627	919
Starbucks	42,067	2,435
Tapestry	8,289	436
Target	30,072	2,088
TEGNA	104,207	1,187
Tesla*	15,289	4,069
Thor Industries	5,122	590
Tiffany	2,992	292
Time Warner	41,607	3,935
TJX	25,137	2,050
Tractor Supply	3,743	236
TripAdvisor*	2,893	118
Twenty-First Century Fox	12,700	462
Twenty-First Century Fox, Cl A	47,414	1,740
Ulta Beauty*	1,700	347
Under Armour, Cl A*	4,700	77

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Under Armour, Cl C*	4,720	$68
Urban Outfitters*	9,964	368
VF	9,914	735
Viacom, Cl B	10,421	324
Walt Disney	63,038	6,332
Whirlpool	6,839	1,047
Wyndham Worldwide	2,965	339
Wynn Resorts	4,149	757
Yum! Brands	38,759	3,300

		294,000

Consumer Staples – 6.5%
Altria Group	132,066	8,230
Archer-Daniels-Midland	95,416	4,138
Brown-Forman, Cl B	7,905	430
Bunge	1,879	139
Campbell Soup	5,513	239
Church & Dwight	7,300	368
Clorox	3,925	523
Coca-Cola	126,766	5,505
Colgate-Palmolive	26,131	1,873
Conagra Brands	92,596	3,415
Constellation Brands, Cl A	13,094	2,984
Costco Wholesale	13,147	2,477
Coty, Cl A	90,600	1,658
CVS Health	39,303	2,445
Danone	21,953	1,776
Diageo	123,798	4,189
Dr Pepper Snapple Group	5,430	643
Estee Lauder, Cl A	38,389	5,748
Flowers Foods	21,650	473
General Mills	106,467	4,797
Hershey	23,356	2,311
Hormel Foods	7,670	263
Ingredion	5,763	743
JM Smucker	16,879	2,093
Kellogg	7,203	468
Kimberly-Clark	17,216	1,896
Kraft Heinz	17,839	1,111
Kroger	26,600	637
McCormick	3,530	376
Molson Coors Brewing, Cl B	5,476	413
Mondelez International, Cl A	43,994	1,836
Monster Beverage*	12,420	711
Nestle	72,476	5,733
Nu Skin Enterprises, Cl A	24,439	1,801
PepsiCo	98,267	10,726
Philip Morris International	244,796	24,333
Pinnacle Foods	69,773	3,775
Procter & Gamble	130,853	10,374
Reckitt Benckiser Group	22,284	1,887
Rite Aid*	11,397	19

Description	Shares	Value (000)
Sysco	57,595	$3,453
Tyson Foods, Cl A	32,058	2,346
US Foods Holding*	44,579	1,461
Walgreens Boots Alliance	40,021	2,620
Wal-Mart Stores	124,343	11,063

		144,499

Energy – 4.2%
Anadarko Petroleum	73,681	4,451
Andeavor	4,232	426
Apache	11,196	431
Baker Hughes a GE	12,723	353
Cabot Oil & Gas	13,434	322
Chevron	97,709	11,143
Cimarex Energy	2,800	262
Concho Resources*	4,500	676
ConocoPhillips	89,558	5,310
Devon Energy	76,928	2,445
EOG Resources	55,001	5,790
EQT	7,463	355
Exxon Mobil	240,864	17,971
Halliburton	27,882	1,309
Helmerich & Payne	3,287	219
Hess	7,896	400
HollyFrontier	22,287	1,089
Kinder Morgan	56,223	847
Marathon Oil	196,410	3,168
Marathon Petroleum	97,495	7,128
National Oilwell Varco	11,046	407
Newfield Exploration*	5,837	142
Noble Energy	14,126	428
Occidental Petroleum	62,878	4,084
Oceaneering International*	8,962	166
ONEOK	12,260	698
Phillips 66	12,445	1,194
Pioneer Natural Resources	6,795	1,167
Range Resources	6,085	88
Schlumberger	136,193	8,823
Southwestern Energy*	169,054	732
TechnipFMC	12,912	380
Valero Energy	72,160	6,694
Whiting Petroleum*	76,184	2,578
Williams	24,791	616
World Fuel Services	57,633	1,415

		93,707

Financials – 15.9%
Affiliated Managers Group	1,700	322
Aflac	63,406	2,775
Allstate	64,285	6,094
American Express	98,149	9,155
American Financial Group	15,494	1,739
American International Group	26,833	1,460

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Ameriprise Financial	32,669	$4,833
Aon	55,043	7,724
Arthur J Gallagher	5,300	364
Assurant	20,416	1,866
Athene Holding, Cl A*	16,948	810
Axis Capital Holdings	7,227	416
Bank of America	671,663	20,143
Bank of New York Mellon	109,668	5,651
BB&T	27,210	1,416
Berkshire Hathaway, Cl B*	99,794	19,907
BGC Partners, Cl A	19,618	264
BlackRock, Cl A	19,879	10,769
Brighthouse Financial*	2,732	140
Capital One Financial	59,840	5,734
Cboe Global Markets	3,300	377
Charles Schwab	130,498	6,815
Chubb	63,256	8,651
Cincinnati Financial	4,457	331
Citigroup	238,069	16,070
Citizens Financial Group	121,852	5,115
CME Group, Cl A	18,606	3,009
Comerica	10,604	1,017
Discover Financial Services	40,956	2,946
E*TRADE Financial*	7,901	438
Erie Indemnity, Cl A	1,577	185
Everest Re Group	15,547	3,993
Federated Investors, Cl B	6,582	220
Fifth Third Bancorp	20,914	664
FNF Group	52,498	2,101
Franklin Resources	52,739	1,829
Goldman Sachs Group	48,109	12,117
Hanover Insurance Group	3,966	468
Hartford Financial Services Group	14,394	742
Huntington Bancshares	33,348	504
Intercontinental Exchange	92,583	6,714
Invesco	23,570	754
JPMorgan Chase	361,436	39,747
KeyCorp	44,149	863
Lazard, Cl A	19,522	1,026
Leucadia National	9,447	215
Lincoln National	7,924	579
Loews	8,033	399
LPL Financial Holdings	3,297	201
M&T Bank	8,330	1,536
Marsh & McLennan	15,201	1,255
MetLife	117,317	5,384
Moody’s	23,732	3,828
Morgan Stanley	141,476	7,634
Morningstar	588	56
MSCI, Cl A	11,085	1,657
Nasdaq	51,811	4,467

Description	Shares	Value (000)
Navient	7,808	$102
Northern Trust	6,192	639
People’s United Financial	10,854	203
PNC Financial Services Group	104,164	15,754
Popular	3,212	134
Principal Financial Group	18,876	1,150
Progressive	65,303	3,979
Prudential Financial	39,876	4,129
Raymond James Financial	3,800	340
Regions Financial	220,137	4,090
Reinsurance Group of America, Cl A	28,620	4,407
S&P Global	33,087	6,322
SEI Investments	2,694	202
State Street	66,463	6,628
SunTrust Banks	27,351	1,861
SVB Financial Group*	1,600	384
Synchrony Financial	50,798	1,703
Synovus Financial	8,882	444
T Rowe Price Group	33,470	3,614
TCF Financial	16,908	386
TD Ameritrade Holding	61,260	3,628
Torchmark	3,187	268
Travelers	76,835	10,669
Unum Group	6,555	312
US Bancorp	217,081	10,963
Wells Fargo	395,048	20,704
Willis Towers Watson	21,609	3,289
XL Group	7,593	420
Zions Bancorporation	41,438	2,185

		354,398

Health Care – 14.3%
Abbott Laboratories	134,461	8,057
AbbVie	83,375	7,891
Aetna	15,277	2,582
Agilent Technologies	28,136	1,882
Alexion Pharmaceuticals*	36,720	4,093
Align Technology*	8,902	2,236
Allergan	9,866	1,660
Alnylam Pharmaceuticals*	20,270	2,414
AmerisourceBergen, Cl A	7,001	604
Amgen	53,997	9,205
Anthem	31,067	6,825
Baxter International	109,716	7,136
Becton Dickinson	49,859	10,804
Biogen*	27,906	7,641
Boston Scientific*	66,405	1,814
Bristol-Myers Squibb	102,790	6,501
Bruker	6,223	186
Cardinal Health	9,095	570
Celgene*	83,031	7,407

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Centene*	14,553	$1,555
Cerner*	9,115	529
Charles River Laboratories International*	9,524	1,017
Cigna	109,453	18,360
Cooper	4,994	1,143
Danaher	99,204	9,713
DaVita*	4,448	293
DENTSPLY SIRONA	9,197	463
Edwards Lifesciences*	7,131	995
Eli Lilly	28,755	2,225
Envision Healthcare*	3,366	129
Exelixis*	58,032	1,285
Express Scripts Holding*	105,829	7,311
Gilead Sciences	109,135	8,228
HCA Healthcare	41,233	4,000
Henry Schein*	4,600	309
Hologic*	8,200	306
Humana	43,838	11,785
IDEXX Laboratories*	2,700	517
Illumina*	4,400	1,040
Incyte*	22,807	1,901
Intuitive Surgical*	25,340	10,461
IQVIA Holdings*	4,300	422
Johnson & Johnson	231,607	29,680
Laboratory Corp of America Holdings*	2,952	478
McKesson	32,741	4,612
Medtronic	171,391	13,749
Merck	242,172	13,191
Mettler-Toledo International*	800	460
Mylan*	15,467	637
Nektar Therapeutics, Cl A*	4,700	499
Novartis	10,430	843
PerkinElmer	3,296	250
Perrigo	3,932	328
Pfizer	473,814	16,816
QIAGEN*	4,953	160
Quest Diagnostics	4,054	407
Regeneron Pharmaceuticals*	4,908	1,690
ResMed	4,200	414
Roche Holding	4,193	961
Stryker	46,884	7,545
Thermo Fisher Scientific	36,546	7,545
United Therapeutics*	5,995	674
UnitedHealth Group	118,357	25,328
Universal Health Services, Cl B	2,600	308
Varian Medical Systems*	15,054	1,846
Vertex Pharmaceuticals*	74,414	12,128
Waters*	11,554	2,295
WellCare Health Plans*	7,850	1,520
Zimmer Biomet Holdings	6,098	665

Description	Shares	Value (000)
Zoetis, Cl A	14,672	$1,225

		319,749

Industrials – 10.2%
3M	41,896	9,197
Acuity Brands	1,200	167
Alaska Air Group	6,972	432
Allegion	2,856	244
Allison Transmission Holdings	22,214	868
American Airlines Group	89,036	4,626
AMETEK	6,727	511
AO Smith	4,500	286
Arconic	12,755	294
Armstrong World Industries*	3,453	194
Boeing	116,323	38,140
Canadian National Railway	24,266	1,775
Caterpillar	51,585	7,603
CH Robinson Worldwide	4,064	381
Cintas	2,476	422
Copa Holdings, Cl A	1,531	197
Crane	35,691	3,310
CSX	26,504	1,477
Cummins	20,093	3,257
Deere	9,567	1,486
Delta Air Lines	40,922	2,243
Dover	4,597	451
Dun & Bradstreet	15,929	1,864
Eaton	97,982	7,830
Emerson Electric	19,118	1,306
Equifax	20,381	2,401
Expeditors International of Washington	10,891	689
Fastenal	8,376	457
FedEx	14,050	3,374
Flowserve	4,043	175
Fluor	4,185	239
Fortive	35,317	2,738
Fortune Brands Home & Security	4,500	265
General Dynamics	15,110	3,338
General Electric	310,339	4,183
HD Supply Holdings*	29,475	1,118
Honeywell International	88,473	12,785
Huntington Ingalls Industries	9,191	2,369
IDEX	7,294	1,039
IHS Markit*	10,500	507
Illinois Tool Works	30,535	4,784
Ingersoll-Rand	84,247	7,204
ITT	14,186	695
Jacobs Engineering Group	3,630	215
JB Hunt Transport Services	2,500	293
JetBlue Airways*	30,317	616
Kansas City Southern	19,571	2,150

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
KAR Auction Services	27,255	$1,477
L3 Technologies	8,590	1,787
Landstar System	4,928	540
Lockheed Martin	18,900	6,387
ManpowerGroup	6,063	698
Masco	9,222	373
Nielsen Holdings	9,700	308
Norfolk Southern	21,743	2,952
Northrop Grumman	25,192	8,795
Oshkosh	9,445	730
Owens Corning	14,882	1,196
PACCAR	14,878	984
Parker-Hannifin	3,960	677
Pentair	23,535	1,603
Quanta Services*	4,576	157
Raytheon	17,361	3,747
Regal Beloit	10,305	756
Republic Services, Cl A	9,310	617
Robert Half International	47,810	2,768
Rockwell Automation	4,862	847
Rockwell Collins	4,936	666
Roper Technologies	3,073	863
Ryder System	23,045	1,677
Snap-on	1,729	255
Southwest Airlines	39,167	2,243
Spirit AeroSystems Holdings, Cl A	51,266	4,291
Stanley Black & Decker	18,897	2,895
Stericycle*	2,621	153
Teledyne Technologies*	2,513	470
Terex	11,194	419
Textron	7,690	453
TransDigm Group*	1,400	430
Union Pacific	52,010	6,992
United Continental Holdings*	17,600	1,223
United Parcel Service, Cl B	39,683	4,153
United Rentals*	2,500	432
United Technologies	56,033	7,050
Verisk Analytics, Cl A*	4,600	478
Waste Connections	51,150	3,669
Waste Management	62,087	5,223
WW Grainger	18,180	5,132
Xylem	5,222	402

		227,163

Information Technology – 25.5%
Accenture, Cl A	94,113	14,446
Activision Blizzard	90,018	6,073
Adobe Systems*	54,562	11,790
Advanced Micro Devices*	23,600	237
Akamai Technologies*	22,785	1,617
Alibaba Group Holding ADR*	54,500	10,003
Alliance Data Systems	1,480	315

Description	Shares	Value (000)
Alphabet, Cl A*	36,739	$38,104
Alphabet, Cl C*	28,944	29,864
Amdocs	25,245	1,684
Amphenol, Cl A	9,152	788
Analog Devices	21,904	1,996
ANSYS*	7,806	1,223
Apple	354,009	59,396
Applied Materials	133,652	7,432
Arista Networks*	893	228
ARRIS International*	55,002	1,461
ASML Holding, Cl G	9,100	1,807
Autodesk*	6,608	830
Automatic Data Processing	13,268	1,506
Black Knight*	23,271	1,096
Booz Allen Hamilton Holding, Cl A	4,847	188
Broadcom	41,847	9,861
CA	9,266	314
Cadence Design Systems*	19,224	707
CDW	11,846	833
Cisco Systems	253,540	10,874
Citrix Systems*	3,825	355
Cognizant Technology Solutions, Cl A	56,041	4,511
CoreLogic*	2,667	121
Corning	26,123	728
CSRA	4,957	204
Dell Technologies, Cl V*	21,370	1,565
Dolby Laboratories, Cl A	9,102	579
Dropbox, Cl A*	24,685	771
DST Systems	892	75
DXC Technology	88,841	8,931
eBay*	67,993	2,736
Electronic Arts*	40,194	4,873
F5 Networks*	38,551	5,575
Facebook, Cl A*	249,002	39,788
Fidelity National Information Services	70,626	6,801
First Solar*	14,135	1,003
Fiserv*	52,664	3,756
FleetCor Technologies*	1,334	270
FLIR Systems	22,004	1,100
Fortinet*	13,191	707
Gartner*	2,700	318
Genpact	6,113	196
Global Payments	42,312	4,719
Harris	3,586	578
Hewlett Packard Enterprise	57,436	1,007
HP	90,201	1,977
IAC*	14,530	2,272
Intel	242,742	12,642
International Business Machines	57,673	8,849
Intuit	76,827	13,318

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
IPG Photonics*	3,661	$854
Juniper Networks	42,261	1,028
KLA-Tencor	40,888	4,457
Lam Research	12,636	2,567
Marvell Technology Group	19,807	416
Mastercard, Cl A	31,917	5,591
Maxim Integrated Products	103,150	6,212
Microchip Technology	7,146	653
Micron Technology*	98,238	5,122
Microsoft	723,067	65,994
Motorola Solutions	4,885	514
NetApp	7,894	487
NVIDIA	36,762	8,514
ON Semiconductor*	28,434	696
Oracle	169,704	7,764
Paychex	9,267	571
PayPal Holdings*	144,956	10,998
Qorvo*	3,900	275
QUALCOMM	56,130	3,110
Red Hat*	66,274	9,909
salesforce.com*	83,130	9,668
Seagate Technology	8,369	490
ServiceNow*	21,184	3,505
Shopify, Cl A*	9,849	1,227
Skyworks Solutions	23,729	2,379
Snap, Cl A*	49,600	787
Symantec	18,237	471
Synopsys*	24,761	2,061
Take-Two Interactive Software*	8,247	806
TE Connectivity	10,415	1,040
Tencent Holdings ADR	93,000	4,956
Teradyne	20,942	957
Texas Instruments	133,388	13,858
Total System Services	60,536	5,222
Twitter*	21,698	630
VeriSign*	2,557	303
Visa, Cl A	215,163	25,738
VMware, Cl A*	37,211	4,513
Western Digital	39,537	3,648
Western Union	13,763	265
Workday, Cl A*	20,400	2,593
Xerox	6,504	187
Xilinx	32,906	2,377
Zebra Technologies, Cl A*	6,611	920
Zynga, Cl A*	335,115	1,227

		570,558

Materials – 2.5%
Air Products & Chemicals	21,751	3,459
Albemarle	3,200	297
Alcoa*	26,400	1,187
Avery Dennison	2,468	262

Description	Shares	Value (000)
Ball	10,204	$405
Berry Global Group*	36,815	2,018
Cabot	5,221	291
Celanese, Cl A	13,632	1,366
CF Industries Holdings	6,850	258
Chemours	7,148	348
Crown Holdings*	29,334	1,489
Domtar	8,847	376
DowDuPont	91,860	5,852
Eastman Chemical	15,812	1,669
Ecolab	7,709	1,057
FMC	3,932	301
Freeport-McMoRan	85,150	1,496
Huntsman	67,593	1,977
International Flavors & Fragrances	2,442	334
International Paper	12,476	667
LyondellBasell Industries, Cl A	45,284	4,786
Martin Marietta Materials	1,900	394
Monsanto	30,285	3,534
Mosaic	9,981	242
Newmont Mining	24,595	961
Nucor	9,655	590
Olin	41,911	1,274
Packaging Corp of America	2,800	316
PPG Industries	70,209	7,835
Praxair	8,614	1,243
Sealed Air	5,242	224
Sherwin-Williams	10,611	4,161
Steel Dynamics	64,799	2,865
Vulcan Materials	4,027	460
Westlake Chemical	8,032	893
WestRock	7,378	473
WR Grace	6,573	403

		55,763

Real Estate – 1.7%
Alexandria Real Estate Equities‡	3,000	375
American Tower, Cl A‡	24,077	3,499
Apartment Investment & Management, Cl A‡	4,754	194
AvalonBay Communities‡	5,242	862
Boston Properties‡	4,467	550
CBRE Group, Cl A*	64,678	3,054
Crown Castle International‡	58,782	6,443
Digital Realty Trust‡	6,200	653
Duke Realty‡	10,800	286
Equinix‡	2,394	1,001
Equity LifeStyle Properties‡	35,062	3,077
Equity Residential‡	11,084	683
Essex Property Trust‡	1,932	465
Extra Space Storage‡	3,700	323
Federal Realty Investment Trust‡	2,200	255

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Gaming and Leisure Properties‡	37,790	$1,265
GGP‡	18,543	379
HCP‡	13,595	316
Host Hotels & Resorts‡	21,818	407
Iron Mountain‡	8,486	279
Kimco Realty‡	12,145	175
Liberty Property Trust‡	14,160	563
Macerich‡	3,145	176
Mid-America Apartment Communities‡	3,400	310
Park Hotels & Resorts‡	37,306	1,008
Prologis‡	71,451	4,501
Public Storage‡	11,158	2,236
Realty Income‡	8,400	435
Regency Centers‡	4,500	265
SBA Communications, Cl A‡ *	3,400	581
Simon Property Group‡	9,304	1,436
SL Green Realty‡	2,800	271
UDR‡	8,300	296
Ventas‡	10,313	511
Vornado Realty Trust‡	5,003	337
Welltower‡	11,203	610
Weyerhaeuser‡	22,682	794

		38,871

Telecommunication Services – 1.1%
AT&T	242,806	8,656
CenturyLink	28,130	462
T-Mobile US*	84,175	5,138
Verizon Communications	223,426	10,685

		24,941

Utilities – 3.1%
AES	19,337	220
Alliant Energy	7,100	290
Ameren	84,240	4,770
American Electric Power	82,575	5,664
American Water Works	26,600	2,185
Avangrid	26,032	1,331
CenterPoint Energy	76,989	2,109
CMS Energy	8,164	370
Consolidated Edison	40,596	3,164
Dominion Energy	19,315	1,302
DTE Energy	29,153	3,044
Duke Energy	96,129	7,447
Edison International	9,468	603
Entergy	34,139	2,689
Eversource Energy	9,149	539
Exelon	256,653	10,012
FirstEnergy	13,533	460
Hawaiian Electric Industries	3,367	116
NextEra Energy	30,386	4,963
NiSource	10,446	250

Description	Shares	Value (000)
NRG Energy	9,264	$283
OGE Energy	21,318	699
PG&E*	15,483	680
Pinnacle West Capital	7,101	567
PPL	20,899	591
Public Service Enterprise Group	79,238	3,981
SCANA	4,045	152
Sempra Energy	38,647	4,298
Southern	79,626	3,556
Vistra Energy*	3,621	75
WEC Energy Group	9,620	603
Xcel Energy	47,308	2,152

		69,165

Total Common Stock (Cost $1,829,924) (000)		2,192,814

Preferred Stock — 0.2%
Air BNB, Ser D* (A) (B)	11,406	1,335
Air BNB, Ser E* (A) (B)	6,939	812
Flipkart Online Services* (A) (B)	579	51
Flipkart Online Services, Ser A* (A) (B)	199	17
Flipkart Online Services, Ser C* (A) (B)	349	30
Flipkart Online Services, Ser E* (A) (B)	650	57
Flipkart Online Services, Ser G* (A) (B)	3,027	358
Magic Leap* (A) (B)	5,553	150
Magic Leap, Ser C* (A) (B)	13,521	365
Uber Technologies, Cl E* (A) (B)	21,969	756
Uber Technologies, Cl G* (A) (B)	7,921	273

Total Preferred Stock (Cost $3,256) (000)		4,204

Exchange Traded Fund — 0.0%
iShares Russell 1000 ETF	7,908	1,161

Total Exchange Traded Fund (Cost $1,177) (000)		1,161

Short-Term Investment — 1.7%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.510%, (C)	38,816,812	38,817

Total Short-Term Investment (Cost $38,817) (000)		38,817

Total Investments In Securities — 100.0% (Cost $1,873,174) (000)		$2,236,996

Percentages are based on Net Assets of $2,236,255 (000).

KP Large Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
S&P 500 Index E-MINI	159	Jun-2018	$21,992	$21,012	$(980)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2018, was $4,204 (000) and represented 0.2% of Net Assets.
(B)	Currently, no stated interest rate.
(C)	The rate reported is the 7-day effective yield as of March 31, 2018.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,192,814	$-	$-	$2,192,814
Preferred Stock	-	-	4,204	4,204
Short-Term Investment	38,817	-	-	38,817
Exchange Traded Fund	1,161	-	-	1,161

Total Investments in Securities	$2,232,792	$-	$4,204	$2,236,996

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(980)	$-	$-	$(980)

Total Other Financial Instruments	$(980)	$-	$-	$(980)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Common Stock — 96.5%
Consumer Discretionary – 14.0%
1-800-Flowers.com, Cl A*	174,641	$2,061
Aaron’s	31,670	1,476
Abercrombie & Fitch, Cl A	66,897	1,620
Acushnet Holdings	86,378	1,994
Adtalem Global Education*	36,840	1,752
AH Belo, Cl A	197,880	1,019
American Axle & Manufacturing Holdings*	26,721	407
American Eagle Outfitters	69,020	1,376
American Public Education*	4,412	190
Asbury Automotive Group*	4,852	327
Ascena Retail Group*	42,085	85
Barnes & Noble	15,889	79
Barnes & Noble Education*	8,826	61
Belmond, Cl A*	22,530	251
Big 5 Sporting Goods	5,300	38
Biglari Holdings*	254	104
BJ’s Restaurants	4,836	217
Bloomin’ Brands	113,989	2,768
BMC Stock Holdings*	87,377	1,708
BorgWarner	31,437	1,579
Bravo Brio Restaurant Group*	80,450	322
Buckle	7,605	168
Caleres	50,254	1,689
Callaway Golf	24,903	407
Capella Education	3,050	266
Career Education*	17,157	225
Carter’s	18,166	1,891
Cato, Cl A	6,513	96
Cavco Industries*	2,271	395
Century Casinos*	131,526	981
Chegg*	207,792	4,293
Chico’s FAS	117,054	1,058
Children’s Place	4,573	618
Chuy’s Holdings*	104,130	2,728
Conn’s*	30,655	1,042
Cooper Tire & Rubber	117,794	3,451
Cooper-Standard Holdings*	4,309	529
Core-Mark Holding	12,387	263
Crocs*	18,622	303
Dave & Buster’s Entertainment*	10,666	445
Del Frisco’s Restaurant Group*	123,237	1,879
Denny’s*	61,796	954
DineEquity	23,570	1,546
Dixie Group*	214,108	589
Dorman Products*	7,998	530
DR Horton	67,702	2,968

Description	Shares	Value (000)
DSW, Cl A	64,498	$1,449
El Pollo Loco Holdings*	6,356	60
Eldorado Resorts*	47,830	1,578
Ethan Allen Interiors	6,811	156
Etsy*	37,695	1,058
EW Scripps, Cl A	14,763	177
Express*	324,537	2,324
Fiesta Restaurant Group*	7,455	138
Finish Line, Cl A	11,150	151
Five Below*	14,591	1,070
Floor & Decor Holdings, Cl A*	32,705	1,705
Fossil Group*	11,926	151
Fox Factory Holding*	9,881	345
Francesca’s Holdings*	8,462	41
Fred’s, Cl A*	10,499	31
FTD*	5,124	19
Gannett	29,851	298
Genesco*	5,222	212
Gentherm*	9,724	330
G-III Apparel Group*	162,434	6,121
Goodyear Tire & Rubber	106,000	2,817
Group 1 Automotive	5,209	340
Guess?	15,849	329
Habit Restaurants, Cl A*	229,786	2,022
Haverty Furniture	4,912	99
Hibbett Sports*	4,899	117
Inspired Entertainment*	68,564	377
Installed Building Products*	5,541	333
iRobot*	7,392	474
JC Penney*	83,703	253
John Wiley & Sons, Cl A	74,775	4,763
Kirkland’s*	154,379	1,496
La-Z-Boy, Cl Z	12,707	381
LCI Industries	6,652	693
LGI Homes*	4,654	328
Lindblad Expeditions Holdings*	139,872	1,436
Lithia Motors, Cl A	6,363	640
Lululemon Athletica*	16,611	1,480
Lumber Liquidators Holdings*	7,774	186
M/I Homes*	7,397	236
Malibu Boats, Cl A*	29,531	981
Marcus	5,160	157
MarineMax*	5,534	108
Marriott Vacations Worldwide	6,223	829
MDC Holdings	110,078	3,073
MDC Partners, Cl A*	131,666	948
Melco Resorts & Entertainment ADR	144,280	4,181
Meredith	45,615	2,454
Meritage Homes*	10,205	462
Modine Manufacturing*	188,059	3,977

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Monarch Casino & Resort*	3,167	$134
Monro	36,630	1,963
Motorcar Parts of America*	4,759	102
Movado Group	3,951	152
Nautilus*	7,867	106
New Media Investment Group	14,272	245
Nexstar Media Group, Cl A	50,232	3,340
Norwegian Cruise Line Holdings*	74,429	3,942
Nutrisystem	8,019	216
Ollie’s Bargain Outlet Holdings*	12,989	783
Oxford Industries	4,406	328
Penn National Gaming*	22,351	587
Penske Automotive Group	52,769	2,339
Perry Ellis International*	3,500	90
PetMed Express	5,570	233
Pier 1 Imports	470,559	1,515
Planet Fitness, Cl A*	48,000	1,813
PlayAGS*	24,930	580
Red Robin Gourmet Burgers*	3,466	201
Regis*	9,634	146
Rent-A-Center, Cl A*	13,743	119
RH*	4,917	468
Ruth’s Hospitality Group	7,830	191
Scholastic	7,438	289
SeaWorld Entertainment*	239,560	3,553
Shake Shack, Cl A*	4,929	205
Shoe Carnival	3,168	75
Shutterfly*	8,708	708
Skechers U.S.A., Cl A*	73,536	2,860
Sleep Number*	10,389	365
Sonic	10,095	255
Sonic Automotive, Cl A	6,360	121
Standard Motor Products	5,270	251
Steven Madden	14,218	624
Strayer Education	2,789	282
Sturm Ruger	56,329	2,957
Superior Industries International	6,299	84
Tailored Brands	13,051	327
Texas Roadhouse, Cl A	26,155	1,511
Tile Shop Holdings	7,998	48
TopBuild*	44,171	3,380
Unifi*	4,579	166
Universal Electronics*	3,803	198
Vail Resorts	6,083	1,349
Vera Bradley*	4,356	46
Vista Outdoor*	15,441	252
Visteon*	9,355	1,031
Vitamin Shoppe*	6,954	30
Weight Watchers International*	17,555	1,119
William Lyon Homes, Cl A*	7,732	213
Wingstop, Cl A	7,658	362

Description	Shares	Value (000)
Winnebago Industries	73,671	$2,770
Wolverine World Wide	25,322	732
World Wrestling Entertainment, Cl A	68,491	2,466
Zumiez*	4,673	112

		150,466

Consumer Staples – 3.3%
Andersons	135,507	4,485
Avon Products*	114,300	325
B&G Foods	105,411	2,498
Calavo Growers	4,134	381
Cal-Maine Foods*	7,823	342
Central Garden & Pet*	2,851	123
Central Garden & Pet, Cl A*	9,255	366
Chefs’ Warehouse*	59,196	1,361
Coca-Cola Bottling Consolidated	1,203	208
Darling Ingredients*	243,940	4,220
Dean Foods	23,900	206
Energizer Holdings	49,107	2,926
Flowers Foods	171,075	3,740
Herbalife*	14,834	1,446
Inter Parfums	36,478	1,720
J&J Snack Foods	3,984	544
John B Sanfilippo & Son	2,253	130
Medifast	15,218	1,422
MGP Ingredients	3,400	305
Nu Skin Enterprises, Cl A	19,588	1,444
Seneca Foods, Cl A*	1,835	51
SpartanNash	9,316	160
SUPERVALU*	10,472	159
United Natural Foods*	66,340	2,849
Universal	62,415	3,027
WD-40	3,650	481

		34,919

Energy – 3.6%
Archrock	19,083	167
Ardmore Shipping*	293,142	2,228
Bristow Group*	9,036	118
Callon Petroleum*	337,270	4,466
Capital Product Partners (A)	133,540	417
CARBO Ceramics*	6,259	45
Carrizo Oil & Gas*	20,495	328
Cloud Peak Energy*	17,579	51
CONSOL Energy*	6,500	188
Denbury Resources*	107,524	295
Diamondback Energy	33,053	4,182
Dorian LPG*	1	-
Eclipse Resources*	621,143	894
Energen*	63,730	4,006
Era Group*	5,000	47

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Exterran*	8,282	$221
Geospace Technologies*	3,914	39
Green Plains	30,256	508
Gulf Island Fabrication*	3,100	22
Helix Energy Solutions Group*	37,524	217
HighPoint Resources*	25,071	127
Independence Contract Drilling*	74,722	283
Jones Energy, Cl A*	2	-
Keane Group*	94,610	1,400
Matador Resources*	49,855	1,491
Matrix Service*	6,579	90
McDermott International*	75,439	459
Newpark Resources*	23,377	189
Noble*	65,534	243
Oceaneering International*	25,982	482
Oil States International*	15,787	414
Par Pacific Holdings*	6,791	117
PDC Energy*	17,583	862
Pioneer Energy Services*	17,774	48
Resolute Energy*	53,739	1,862
REX American Resources*	1,475	107
Ring Energy*	142,103	2,039
RPC	176,160	3,176
RSP Permian*	38,930	1,825
SEACOR Holdings*	74,980	3,832
SRC Energy*	63,954	603
TETRA Technologies*	33,476	126
Unit*	14,040	277

		38,491

Financials – 18.2%
Access National	76,817	2,192
American Equity Investment Life Holding	65,764	1,931
American Financial Group	34,955	3,923
Ameris Bancorp	10,295	545
AMERISAFE	59,066	3,263
Apollo Commercial Real Estate Finance‡	29,263	526
ARMOUR Residential‡	11,190	260
Aspen Insurance Holdings	59,949	2,689
Atlantic Capital Bancshares*	62,407	1,130
Banc of California	65,913	1,272
Bank of Hawaii	40,050	3,328
Banner	27,203	1,509
Berkshire Hills Bancorp	36,050	1,368
BofI Holding*	14,790	599
Boston Private Financial Holdings	22,273	335
Bridgewater Bancshares*	22,949	300
BrightSphere Investment Group	74,766	1,178
Brookline Bancorp	20,265	328
Byline Bancorp*	48,761	1,118

Description	Shares	Value (000)
Capstar Financial Holdings*	114,728	$2,160
Capstead Mortgage‡	25,201	218
Carolina Financial	38,539	1,514
CenterState Banks	42,171	1,119
Central Pacific Financial	8,100	231
Chemical Financial	24,582	1,344
City Holding	4,164	285
Civista Bancshares	56,665	1,295
CoBiz Financial	147,041	2,882
Columbia Banking System	34,422	1,444
Comerica	38,019	3,647
Commerce Bancshares	60,984	3,654
Community Bank System	13,387	717
Community Bankers Trust*	239,201	2,153
Customers Bancorp*	69,642	2,030
CVB Financial	176,665	4,000
Dime Community Bancshares	8,319	153
Donnelley Financial Solutions*	9,100	156
E*TRADE Financial*	60,140	3,332
Eagle Bancorp Montana	34,296	712
eHealth*	4,800	69
Employers Holdings	8,491	343
Encore Capital Group*	28,572	1,291
Enova International*	8,572	189
Entegra Financial*	22,666	657
Equity Bancshares, Cl A*	42,562	1,667
Evans Bancorp	48,063	2,175
EZCORP, Cl A*	13,834	183
FB Financial*	40,345	1,638
Fidelity Southern	6,114	141
Financial Engines	16,748	586
First BanCorp*	48,010	289
First Bancorp NC	30,403	1,084
First Commonwealth Financial	25,691	363
First Financial Bancorp	67,055	1,968
First Financial Bankshares	17,775	823
First Hawaiian	87,232	2,428
First Horizon National	176,735	3,328
First Internet Bancorp	55,908	2,069
First Midwest Bancorp	85,131	2,093
FirstCash	66,412	5,396
FNB	298,792	4,019
Glacier Bancorp	20,971	805
Great Western Bancorp	15,522	625
Green Bancorp*	43,034	957
Green Dot, Cl A*	65,762	4,219
Greenhill	6,709	124
Guaranty Bancorp	96,765	2,743
Guaranty Bancshares	17,868	595
Hanmi Financial	8,614	265

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Hannon Armstrong Sustainable Infrastructure Capital‡	98,200	$1,915
HCI Group	2,200	84
Heritage Commerce	112,899	1,861
Heritage Financial	122,480	3,748
HomeStreet*	6,997	200
Hope Bancorp	33,996	618
Horace Mann Educators	29,115	1,245
IBERIABANK	53,501	4,173
Independent Bank	7,392	529
Infinity Property & Casualty	2,863	339
International. FCStone*	4,206	180
Invesco Mortgage Capital‡	30,000	491
Investar Holding	37,567	971
Investment Technology Group	8,847	175
James River Group Holdings	6,600	234
LegacyTexas Financial Group	11,424	489
LPL Financial Holdings	26,660	1,628
Luther Burbank	33,014	396
Maiden Holdings	18,165	118
MarketAxess Holdings	1,862	405
Meta Financial Group	2,394	261
MSCI, Cl A	5,808	868
National Bank Holdings, Cl A	82,569	2,745
Navigators Group	5,933	342
NBT Bancorp	11,736	416
New York Mortgage Trust‡	30,000	178
NMI Holdings, Cl A*	15,090	250
Northfield Bancorp	12,267	191
Northwest Bancshares	27,659	458
OFG Bancorp	11,109	116
Old Line Bancshares	44,383	1,465
Old National Bancorp	157,035	2,654
Opus Bank	64,822	1,815
Oritani Financial	10,586	162
Orrstown Financial Services	15,045	363
Pacific Premier Bancorp*	10,240	412
PacWest Bancorp	25,930	1,284
PennyMac Mortgage Investment Trust‡	15,800	285
Piper Jaffray	3,739	311
PRA Group*	11,887	452
Primerica	40,650	3,927
ProAssurance	14,061	683
Prosperity Bancshares	59,756	4,340
Provident Financial Services	16,408	420
Reliant Bancorp	35,582	811
RLI	10,308	653
S&T Bancorp	9,174	366
Safety Insurance Group	4,108	316
Sandy Spring Bancorp	46,032	1,784

Description	Shares	Value (000)
Seacoast Banking Corp of Florida*	12,400	$328
Selective Insurance Group	15,499	941
ServisFirst Bancshares	12,009	490
Shore Bancshares	55,922	1,055
Sierra Bancorp	17,896	477
Simmons First National, Cl A	20,692	589
SmartFinancial*	19,959	470
Solar Capital	53,930	1,095
Southern First Bancshares*	4,601	205
Southern National Bancorp of Virginia	121,976	1,932
Southside Bancshares	7,454	259
State Auto Financial	32,498	928
State Bank Financial	86,828	2,606
Sterling Bancorp	42,603	576
Stewart Information Services	6,323	278
SVB Financial Group*	15,765	3,784
Synovus Financial	37,840	1,890
TCF Financial	100,510	2,293
Texas Capital Bancshares*	7,559	680
Third Point Reinsurance*	21,823	304
Tompkins Financial	3,215	244
TriCo Bancshares	48,249	1,796
TrustCo Bank	25,996	220
UMB Financial	26,712	1,934
Umpqua Holdings	213,568	4,572
United Community Banks	19,494	617
United Fire Group	5,603	268
United Insurance Holdings	5,302	101
Universal Insurance Holdings	8,424	269
Veritex Holdings*	20,727	574
Virtus Investment Partners	1,877	232
Waddell & Reed Financial, Cl A	22,411	453
Walker & Dunlop	7,418	441
WesBanco	42,008	1,777
Westamerica Bancorporation	46,862	2,722
Western Alliance Bancorp*	31,555	1,834
WisdomTree Investments	30,562	280
World Acceptance*	1,694	178
Zions Bancorporation	56,965	3,004

		194,795

Health Care – 10.8%
Abaxis	6,006	424
ABIOMED*	3,087	898
Acadia Healthcare*	33,234	1,302
Aceto	9,010	69
Acorda Therapeutics*	12,424	294
Aerie Pharmaceuticals*	33,884	1,838
Almost Family*	3,400	190
AMAG Pharmaceuticals*	9,091	183
Amedisys*	7,455	450

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
AMN Healthcare Services*	38,806	$2,202
Amphastar Pharmaceuticals*	9,512	178
Analogic	3,317	318
AngioDynamics*	9,903	171
ANI Pharmaceuticals*	2,447	142
Anika Therapeutics*	3,899	194
Array BioPharma*	129,193	2,108
AxoGen*	56,766	2,072
Bio-Techne	12,325	1,862
BioTelemetry*	8,215	255
Cambrex*	8,815	461
Catalent*	36,080	1,481
Charles River Laboratories International*	10,934	1,167
Chemed	11,120	3,034
Collegium Pharmaceutical*	42,660	1,090
Community Health Systems*	31,174	123
Computer Programs & Systems	3,115	91
CONMED	27,013	1,711
Corcept Therapeutics*	25,096	413
CorVel*	2,500	126
Cross Country Healthcare*	118,667	1,318
CryoLife*	61,899	1,241
Cutera*	3,600	181
Cytokinetics*	13,823	100
Depomed*	16,985	112
DexCom*	10,298	764
Diplomat Pharmacy*	51,755	1,043
Eagle Pharmaceuticals*	2,144	113
Emergent BioSolutions*	9,458	498
Enanta Pharmaceuticals*	3,897	315
Encompass Health	102,767	5,875
Ensign Group	12,792	336
Envision Healthcare*	64,864	2,493
Esperion Therapeutics*	20,464	1,480
GenMark Diagnostics*	275,086	1,496
Glaukos*	2,316	71
Global Blood Therapeutics*	14,463	699
GlycoMimetics*	42,761	694
Haemonetics*	61,987	4,535
Halozyme Therapeutics*	59,540	1,166
HealthEquity*	28,682	1,736
HealthStream*	7,053	175
Heron Therapeutics*	11,450	316
Heska*	1,741	138
HMS Holdings*	76,260	1,284
ICU Medical*	7,870	1,986
IDEXX Laboratories*	8,000	1,531
Impax Laboratories*	19,513	380
Innoviva*	18,451	308
Inogen*	4,610	566

Description	Shares	Value (000)
Insulet*	48,292	$4,186
Integer Holdings*	7,613	431
Integra LifeSciences Holdings*	17,029	942
Intersect ENT*	25,960	1,020
Intra-Cellular Therapies, Cl A*	31,487	663
Invacare	8,893	155
K2M Group Holdings*	90,640	1,718
Kindred Healthcare*	23,887	219
Lannett*	8,185	131
Lantheus Holdings*	46,809	744
LeMaitre Vascular	4,200	152
LHC Group*	4,422	272
Ligand Pharmaceuticals*	15,008	2,479
LivaNova*	17,630	1,560
Luminex	10,744	226
Magellan Health*	6,471	693
Medicines*	17,095	563
MEDNAX*	46,880	2,608
Meridian Bioscience	10,733	152
Merit Medical Systems*	69,233	3,140
MiMedx Group*	27,970	195
Momenta Pharmaceuticals*	20,233	367
Myriad Genetics*	18,733	554
Natus Medical*	8,620	290
Nektar Therapeutics, Cl A*	23,478	2,495
Neogen*	13,773	923
NeoGenomics*	188,708	1,540
Neurocrine Biosciences*	18,232	1,512
Novocure*	42,785	933
Omnicell*	10,425	452
OraSure Technologies*	16,147	273
Orthofix International*	4,881	287
Owens & Minor	16,000	249
Oxford Immunotec Global*	139,442	1,736
PetIQ, Cl A*	35,504	944
Phibro Animal Health, Cl A	5,140	204
PRA Health Sciences*	11,485	953
Prestige Brands Holdings*	33,355	1,125
Progenics Pharmaceuticals*	18,097	135
Providence Service*	29,791	2,060
Quality Systems*	12,635	172
Quidel*	52,833	2,737
Quorum Health*	8,300	68
Repligen*	9,896	358
Sage Therapeutics*	6,028	971
Sarepta Therapeutics*	12,600	934
Select Medical Holdings*	28,778	496
Spectrum Pharmaceuticals*	23,775	383
Supernus Pharmaceuticals*	13,636	625
Surmodics*	3,300	126
Tabula Rasa HealthCare*	42,980	1,668

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Tactile Systems Technology*	3,950	$126
Teladoc*	37,308	1,504
Tenet Healthcare*	128,602	3,119
TG Therapeutics*	29,228	415
Tivity Health*	9,034	358
US Physical Therapy	3,259	265
Varex Imaging*	10,177	364
Vericel*	108,869	1,083
WellCare Health Plans*	16,034	3,105

		115,955

Industrials – 18.6%
AAON	10,617	414
AAR	37,280	1,644
ABM Industries	73,504	2,461
Actuant, Cl A	15,586	362
Advanced Drainage Systems	81,450	2,110
Aegion, Cl A*	8,749	200
AerCap Holdings*	43,774	2,220
Aerojet Rocketdyne Holdings*	20,192	565
Aerovironment*	5,661	258
Air Transport Services Group*	132,592	3,092
Alamo Group	2,577	283
Albany International, Cl A	29,289	1,836
Allegiant Travel, Cl A	3,377	583
Altra Industrial Motion	31,359	1,441
American Woodmark*	3,736	368
AMETEK	46,674	3,546
Apogee Enterprises	85,748	3,717
Applied Industrial Technologies	10,215	745
ArcBest	26,421	847
Astec Industries	5,118	282
Atlas Air Worldwide Holdings*	6,646	402
Axon Enterprise*	36,409	1,431
AZZ	74,635	3,262
Barnes Group	40,207	2,408
Beacon Roofing Supply*	17,175	911
Brady, Cl A	12,938	481
Briggs & Stratton	11,726	251
Builders FirstSource*	63,550	1,261
BWX Technologies, Cl W	24,525	1,558
CAI International*	53,627	1,140
Casella Waste Systems, Cl A*	82,102	1,920
Celadon Group*	354,458	1,311
Chart Industries*	45,092	2,662
CIRCOR International*	4,413	188
Columbus McKinnon	125,373	4,493
Comfort Systems USA	10,060	415
Commercial Vehicle Group*	135,809	1,053
Covanta Holding	160,476	2,327
Covenant Transportation Group, Cl A*	57,196	1,706

Description	Shares	Value (000)
CPI Aerostructures*	165,592	$1,615
Cubic	6,553	417
Daseke*	145,237	1,422
DXP Enterprises*	57,481	2,239
Dycom Industries*	21,536	2,318
Echo Global Logistics*	84,454	2,331
EMCOR Group	51,280	3,996
Encore Wire	5,518	313
Engility Holdings*	4,529	111
EnPro Industries	5,744	444
ESCO Technologies	7,012	411
Essendant	10,525	82
Exponent	6,801	535
Federal Signal	15,796	348
Forrester Research	2,811	117
Forward Air	34,665	1,832
Franklin Electric	10,134	413
FTI Consulting*	9,865	478
GATX	48,990	3,355
General Cable	13,617	403
Genesee & Wyoming, Cl A*	21,567	1,527
Gibraltar Industries*	12,928	438
Global Brass & Copper Holdings	20,814	696
Greenbrier	7,601	382
Griffon	8,212	150
Harsco*	21,623	447
Hawaiian Holdings	13,605	527
Heartland Express	13,362	240
Heidrick & Struggles International	4,800	150
Herc Holdings*	16,935	1,100
Hillenbrand	16,620	763
HNI	70,598	2,548
Hub Group, Cl A*	94,434	3,952
InnerWorkings*	185,861	1,682
Insperity	9,709	675
Insteel Industries	4,985	138
Interface, Cl A	92,311	2,326
ITT	95,005	4,653
John Bean Technologies	30,183	3,423
Kaman	7,487	465
KBR	282,218	4,569
Kelly Services, Cl A	8,214	239
Kennametal	26,527	1,065
Knight-Swift Transportation Holdings, Cl A	73,448	3,379
Korn	30,814	1,590
Lindsay	2,771	253
LSC Communications	9,476	165
Lydall*	4,562	220
Marten Transport	134,782	3,073
MasTec*	37,104	1,746

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Matson	11,176	$320
Matthews International, Cl A	34,699	1,756
McGrath RentCorp	87,925	4,721
Mercury Systems*	51,957	2,511
Middleby*	12,496	1,547
Milacron Holdings*	202,170	4,072
Mobile Mini	50,841	2,212
Moog, Cl A	48,782	4,020
Mueller Industries	103,549	2,709
Mueller Water Products, Cl A	210,072	2,283
Multi-Color	3,651	241
MYR Group*	4,538	140
National Presto Industries	1,301	122
Navigant Consulting*	11,583	223
NOW*	158,399	1,619
On Assignment*	89,558	7,333
Orbital ATK	3,313	439
Orion Group Holdings*	8,400	55
Patrick Industries*	6,541	405
PGT Innovations*	12,992	242
Powell Industries	2,510	67
Proto Labs*	6,646	781
Quanex Building Products	9,293	162
Raven Industries	9,515	333
RBC Bearings*	13,532	1,681
Resources Connection	8,100	131
Revolution Lighting Technologies*	231,829	795
Roadrunner Transportation Systems*	8,889	23
RR Donnelley & Sons	17,800	155
Saia*	32,324	2,429
Simpson Manufacturing	70,727	4,073
SkyWest	13,686	745
SP Plus*	51,396	1,830
SPX*	11,296	367
SPX FLOW*	11,383	560
Standex International	3,396	324
Steelcase, Cl A	433,470	5,895
Student Transportation	164,105	1,229
Team*	76,250	1,048
Tennant	4,675	316
Tetra Tech	14,770	723
Titan International	13,351	168
Titan Machinery*	23,695	558
TransUnion*	42,862	2,434
Trex*	7,841	853
Triumph Group	136,938	3,451
TrueBlue*	10,983	284
UniFirst	4,154	671
United Rentals*	9,694	1,674
Universal Forest Products	16,484	535

Description	Shares	Value (000)
US Ecology	5,815	$310
Veritiv*	2,759	108
Viad	5,446	286
Vicor*	4,000	114
Wabash National	70,385	1,465
WABCO Holdings*	5,568	745
Wabtec	16,422	1,337
WageWorks*	10,442	472
Watts Water Technologies, Cl A	7,468	580
YRC Worldwide*	154,604	1,365

		199,962

Information Technology – 17.2%
2U*	33,816	2,842
8x8*	24,182	451
ACI Worldwide*	49,321	1,170
ADTRAN	132,552	2,061
Advanced Energy Industries*	30,656	1,959
Agilysys*	4,400	52
Alarm.com Holdings*	6,700	253
Alpha & Omega Semiconductor*	300	5
Amkor Technology*	342,450	3,469
Anixter International*	7,623	577
Applied Optoelectronics*	5,334	134
Apptio, Cl A*	17,855	506
Arista Networks*	4,280	1,093
Aspen Technology*	17,931	1,415
Attunity*	153,003	1,148
Axcelis Technologies*	8,479	209
Badger Meter	7,636	360
Bel Fuse, Cl B	2,556	48
Belden	26,098	1,799
Benchmark Electronics	46,740	1,395
Blucora*	12,319	303
Bottomline Technologies*	62,136	2,408
Brooks Automation	18,446	500
Cabot Microelectronics	6,786	727
CACI International, Cl A*	6,575	995
CalAmp*	83,471	1,910
Cardlytics*	31,023	454
Cardtronics*	12,133	271
CEVA*	6,021	218
Cohu	7,700	176
Comtech Telecommunications	6,302	188
Conduent*	57,375	1,069
Control4*	5,476	118
CoStar Group*	7,680	2,785
Cray*	44,086	913
Cree*	57,121	2,303
CSG Systems International	8,758	397
CTS	8,586	234

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Cypress Semiconductor	94,950	$1,610
Daktronics	9,800	86
DHI Group*	14,897	24
Diebold Nixdorf	157,148	2,420
Digi International*	7,616	78
Diodes*	10,185	310
DSP Group*	6,300	74
Ebix	5,891	439
Electro Scientific Industries*	8,945	173
Electronics For Imaging*	182,874	4,998
eMagin*	473,097	686
Envestnet*	22,995	1,318
ePlus*	3,648	283
Euronet Worldwide*	26,308	2,076
Everi Holdings*	171,868	1,129
EVERTEC*	15,700	257
ExlService Holdings*	9,151	510
Extreme Networks*	31,100	344
Fabrinet*	9,959	313
FARO Technologies*	27,849	1,626
Finisar*	30,200	477
First Solar*	29,634	2,103
Five9*	91,382	2,722
FLIR Systems	52,866	2,644
FormFactor*	19,200	262
Gartner*	9,039	1,063
Glu Mobile*	230,655	870
Gogo*	141,973	1,225
GrubHub*	40,092	4,068
GTT Communications*	40,295	2,285
Harmonic*	22,627	86
Hortonworks*	86,560	1,763
IAC*	18,462	2,887
II-VI*	14,534	594
Infinera*	40,586	441
Insight Enterprises*	30,681	1,072
Instructure*	14,910	628
Integrated Device Technology*	54,365	1,661
InterXion Holding*	32,285	2,005
IPG Photonics*	3,226	753
Itron*	35,666	2,552
KEMET*	13,159	239
Knowles*	74,526	938
Kopin*	18,000	56
Kulicke & Soffa Industries*	19,000	475
Liquidity Services*	41,030	267
LivePerson*	104,446	1,708
Lumentum Holdings*	16,635	1,061
ManTech International, Cl A	33,751	1,872
Marvell Technology Group	53,085	1,115
Mattersight*	685,849	1,440

Description	Shares	Value (000)
MaxLinear, Cl A*	16,448	$374
Mellanox Technologies*	8,350	608
Methode Electronics	9,709	380
Microsemi*	40,166	2,600
MicroStrategy, Cl A*	2,445	315
Mimecast*	92,248	3,268
MKS Instruments	16,493	1,907
Monotype Imaging Holdings	11,162	251
MTS Systems	4,688	242
MuleSoft, Cl A*	31,955	1,405
Nanometrics*	6,258	168
NeoPhotonics*	50,005	343
NETGEAR*	8,395	480
New Relic*	20,459	1,516
NIC	17,752	236
Novanta*	49,546	2,584
Nuance Communications*	67,915	1,070
Nutanix, Cl A*	46,166	2,267
Oclaro*	44,522	426
OSI Systems*	4,676	305
Park Electrochemical	4,878	82
PDF Solutions*	6,900	80
Perficient*	9,249	212
PFSweb*	88,756	776
Photronics*	18,610	154
Plexus*	8,962	535
Power Integrations	8,012	548
Progress Software	12,467	479
Proofpoint*	12,855	1,461
PTC*	24,630	1,921
Pure Storage, Cl A*	139,932	2,792
Q2 Holdings*	16,000	729
Qualys*	8,552	622
QuinStreet*	9,200	118
Radware*	59,030	1,260
Rambus*	29,639	398
Rapid7*	66,350	1,697
RealPage*	43,345	2,232
RingCentral, Cl A*	65,001	4,128
Rogers*	24,693	2,952
Rudolph Technologies*	8,265	229
Sanmina*	18,704	489
ScanSource*	6,652	237
Semtech*	17,481	683
ServiceNow*	4,438	734
Shopify, Cl A*	5,511	687
Shutterstock*	4,849	234
SMART Global Holdings*	18,090	902
SolarEdge Technologies*	9,455	497
Splunk*	14,980	1,474
SPS Commerce*	4,509	289

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Square, Cl A*	50,143	$2,467
Stamps.com*	4,345	874
Super Micro Computer*	10,015	170
Sykes Enterprises*	10,532	305
Synchronoss Technologies*	11,214	118
Teradyne	74,490	3,405
TiVo	70,293	953
Travelport Worldwide	32,900	538
Trimble*	42,335	1,519
TTEC Holdings	3,988	122
TTM Technologies*	24,866	380
Ultra Clean Holdings*	10,100	194
Upland Software*	21,280	613
USA Technologies*	142,050	1,278
Varonis Systems*	33,745	2,042
VASCO Data Security International*	7,763	101
Veeco Instruments*	12,643	215
VeriFone Systems*	71,062	1,093
Viavi Solutions*	59,197	575
Virtusa*	38,700	1,875
Vishay Intertechnology	167,020	3,107
WEX*	9,318	1,459
XO Group*	6,175	128
Xperi	251,122	5,311
Zebra Technologies, Cl A*	24,883	3,463
Zendesk*	88,080	4,216

		183,898

Materials – 5.8%
A Schulman	7,748	333
AdvanSix*	8,016	279
AK Steel Holding*	85,005	385
Alamos Gold, Cl A	62,661	326
Allegheny Technologies*	39,225	929
American Vanguard	7,243	146
AptarGroup	35,260	3,167
Avery Dennison	34,535	3,669
Balchem	8,471	693
Bemis	78,999	3,438
Boise Cascade	10,365	400
Century Aluminum*	13,412	222
Chemours	31,632	1,541
Clearwater Paper*	4,472	175
Commercial Metals	189,411	3,875
Compass Minerals International	75,653	4,562
Ferroglobe*	198,476	2,130
Flotek Industries*	15,698	96
FutureFuel	6,638	80
Graphic Packaging Holding	74,375	1,142
Hawkins	2,681	94
Haynes International	3,365	125

Description	Shares	Value (000)
HB Fuller	13,320	$662
Ingevity*	27,099	1,997
Innophos Holdings	58,803	2,365
Innospec	6,571	451
Kaiser Aluminum	4,390	443
KapStone Paper and Packaging	23,125	793
KMG Chemicals	11,279	676
Koppers Holdings*	5,630	231
Kraton*	65,144	3,108
LSB Industries*	4,985	31
Materion	5,333	272
Mercer International	110,898	1,381
Myers Industries	6,101	129
Neenah Paper	4,444	348
Olympic Steel	2,049	42
PH Glatfelter	151,147	3,103
Quaker Chemical	3,494	518
Rayonier Advanced Materials	13,782	296
Ryerson Holding*	301,140	2,454
Schweitzer-Mauduit International	8,252	323
Silgan Holdings	167,551	4,666
Stepan	5,354	445
Summit Materials, Cl A*	38,310	1,160
SunCoke Energy*	16,868	182
TimkenSteel*	9,921	151
Tredegar	7,154	128
US Concrete*	4,117	249
US Silica Holdings	21,116	539
Valvoline	151,460	3,352
Westlake Chemical	36,440	4,050

		62,352

Real Estate – 3.1%
Acadia Realty Trust‡	22,502	554
Agree Realty‡	8,326	400
American Assets Trust‡	10,903	364
Armada Hoffler Properties‡	12,119	166
CareTrust‡	20,409	273
CatchMark Timber Trust, Cl A‡	143,836	1,794
CBL & Associates Properties‡	46,751	195
Cedar Realty Trust‡	19,754	78
Chatham Lodging Trust‡	11,945	229
Chesapeake Lodging Trust‡	16,145	449
Community Healthcare Trust‡	56,654	1,458
Cousins Properties‡	100,171	869
DiamondRock Hospitality‡	53,237	556
Easterly Government Properties‡	11,800	241
EastGroup Properties‡	9,285	767
Education Realty Trust‡	58,069	1,902
Four Corners Property Trust‡	16,122	372
Franklin Street Properties‡	29,200	246

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Getty Realty‡	8,668	$219
Global Net Lease‡	17,500	295
Government Properties Income Trust‡	26,121	357
Hersha Hospitality Trust, Cl A‡	9,487	170
HFF, Cl A*	9,922	493
Independence Realty Trust‡	22,266	204
Kite Realty Group Trust‡	22,091	336
Lexington Realty Trust‡	58,282	459
LTC Properties‡	10,717	407
MedEquities Realty Trust‡	123,158	1,294
National Storage Affiliates Trust‡	13,062	328
Outfront Media‡	170,528	3,196
Pennsylvania‡	18,487	178
PS Business Parks‡	5,374	607
QTS Realty Trust, Cl A‡	54,905	1,989
Ramco-Gershenson Properties Trust‡	21,315	263
Rayonier‡	82,262	2,894
RE/MAX Holdings, Cl A	4,624	280
Retail Opportunity Investments‡	162,231	2,867
RLJ Lodging Trust‡	92,457	1,797
Saul Centers‡	3,247	166
STAG Industrial‡	49,834	1,192
Summit Hotel Properties‡	27,420	373
Taubman Centers‡	24,631	1,402
Universal Health Realty Income Trust‡	3,338	201
Urstadt Biddle Properties, Cl A‡	8,003	154
Whitestone, Cl B‡	10,100	105

		33,139

Telecommunication Services – 0.8%
ATN International	5,337	318
Boingo Wireless*	62,326	1,544
Cincinnati Bell*	11,181	155
Cogent Communications Holdings	11,142	483
Consolidated Communications Holdings	16,935	186
Frontier Communications*	19,800	147
Hawaiian Telcom Holdco*	18,385	490
Iridium Communications*	22,382	252
Loral Space & Communications*	68,830	2,867
Spok Holdings	5,100	76
Vonage Holdings*	234,471	2,497

		9,015

Utilities – 1.1%
ALLETE	29,520	2,133
American States Water	78,776	4,180
AquaVenture Holdings*	65,807	817
Avista	17,533	899
California Water Service Group	12,589	469

Description	Shares	Value (000)
El Paso Electric	10,782	$550
Northwest Natural Gas	7,763	447
South Jersey Industries	21,074	593
Spire	12,911	933
Unitil	25,611	1,189

		12,210

Total Common Stock (Cost $933,840) (000)		1,035,202

Exchange Traded Funds — 0.3%
iShares Russell 2000 ETF	11,218	1,703
iShares Russell 2000 Value ETF	12,287	1,498

Total Exchange Traded Funds (Cost $2,771) (000)		3,201

Rights — 0.0%
	Number of Rights
Chelsea Therapeutics International*† (B)	2,000	–
Durata Therapeutics*† (B)	900	–
Dyax, Expires 12/31/2019* (B)	12,613	31
Media General*† (B)	9,318	1
Tobira Therapeutics, Expires 12/31/2028* (B)	900	–

Total Rights (Cost $–) (000)		32

Short-Term Investment — 3.4%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.510% (C)	36,409,971	36,410

Total Short-Term Investment (Cost $36,410) (000)		36,410

Total Investments In Securities — 100.2% (Cost $973,021) (000)		$1,074,845

Percentages are based on Net Assets of $1,072,725 (000).

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Russell 2000
Index E-MINI	61	Jun-2018	$4,852	$4,670	$(182)

*	Non-income producing security.
†	Currently, expiration date is unavailable.
‡	Real Estate Investment Trust

KP Small Cap Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

(A)	Security considered Master Limited Partnership. At March 31, 2018, this security amounted to $417 (000) or 0.0% of Net Assets.
(B)	Level 3 security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2017, was $32 (000) and represented 0.0% of Net Assets.
(C)	The rate reported is the 7-day effective yield as of March 31, 2018.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,035,202	$-	$-	$1,035,202
Exchange Traded Funds	3,201	-	-	3,201
Rights	-	-	32	32
Short-Term Investment	36,410	-	-	36,410

Total Investments in Securities	$1,074,813	$ - $	32	$1,074,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(182)	$-	$-	$(182)

Total Other Financial Instruments	$(182)	$-	$-	$(182)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Common Stock — 95.9%
Argentina – 0.2%
Grupo Financiero Galicia ADR	12,589	$828
YPF ADR	46,587	1,007

		1,835

Australia – 3.0%
Abacus Property Group ‡	18,673	50
Accent Group	15,190	15
Aconex*	8,021	48
Adelaide Brighton	21,328	103
Afterpay Touch Group*	5,501	28
AGL Energy	11,866	199
Ainsworth Game Technology	5,399	8
ALS	140,835	811
Altium	5,875	90
Alumina	406,277	746
Amcor	72,226	793
AMP	52,731	203
Ansell	7,351	144
APA Group	21,935	133
APN Outdoor Group	7,424	27
ARB	3,836	59
Ardent Leisure Group	22,700	32
Aristocrat Leisure	9,855	185
Asaleo Care	280,915	278
ASX	3,759	163
Aurizon Holdings	36,080	118
Ausdrill	25,524	53
AusNet Services	33,807	44
Austal	12,906	18
Australia & New Zealand Banking Group	171,401	3,581
Australian Agricultural*	20,716	19
Australian Pharmaceutical Industries	19,473	23
Automotive Holdings Group	12,095	33
Aventus Retail Property Fund ‡	11,420	19
Aveo Group	21,860	45
Bank of Queensland	6,607	56
Bapcor	14,045	62
Beach Energy	108,085	103
Bega Cheese	8,574	45
Bellamy’s Australia*	3,993	61
Bendigo & Adelaide Bank	8,051	61
BHP Billiton	73,675	1,629
Bingo Industries	14,660	32
Blackmores	676	66
Blue Sky Alternative Investments	2,626	21
BlueScope Steel	84,011	993
Boral	21,882	126
Brambles	28,735	222
Breville Group	4,591	41
Brickworks	4,260	51
BT Investment Management	9,345	73
BWP Trust ‡	30,570	71
BWX	3,414	13
Caltex Australia	18,442	448
carsales.com	57,124	597
Cedar Woods Properties	2,353	12
Centuria Industrial ‡	11,378	21

Description	Shares	Value (000)
Challenger	11,360	$102
Charter Hall Group ‡	22,471	100
Charter Hall Long Wale ‡	5,923	18
Charter Hall Retail ‡	16,316	48
CIMIC Group	1,699	59
Clean TeQ Holdings*	20,731	19
Cleanaway Waste Management	858,909	958
Coca-Cola Amatil	113,708	761
Cochlear	1,119	157
Collins Foods	5,344	21
Commonwealth Bank of Australia	32,906	1,844
Computershare	8,953	120
Corporate Travel Management	3,588	65
Costa Group Holdings	12,822	68
Credit Group	2,528	37
Cromwell Property Group ‡	74,113	61
Crown Resorts	6,940	68
CSL	8,512	1,027
CSR	24,573	99
Dexus ‡	18,911	136
Domain Holdings Australia	90,984	229
Domino’s Pizza Enterprises	1,173	38
Donaco International	25,064	4
Downer EDI	30,087	150
DuluxGroup	96,833	553
Eclipx Group	13,215	37
Estia Health	12,273	32
Evolution Mining	58,645	137
Fairfax Media	652,410	340
FlexiGroup	14,134	20
Flight Centre Travel Group	1,077	47
Folkestone Education Trust ‡	8,611	18
Fortescue Metals Group	30,354	102
Freedom Foods Group	3,691	15
G8 Education	21,495	44
Galaxy Resources*	18,998	44
Gateway Lifestyle	16,799	26
GDI Property Group ‡	19,097	18
Genworth Mortgage Insurance Australia	14,780	26
Goodman Group ‡	32,580	212
GPT Group ‡	34,866	128
GrainCorp, Cl A	12,152	79
Greencross	4,776	20
Growthpoint Properties Australia ‡	13,996	36
GUD Holdings	57,902	533
GWA Group	7,400	19
Hansen Technologies	6,846	22
Harvey Norman Holdings	8,587	25
Healthscope	33,196	50
HT&E	13,604	20
IDP Education	5,550	32
Iluka Resources	40,462	332
Incitec Pivot	33,186	90
Independence Group NL	24,101	86
Infigen Energy*	49,136	22
Inghams Group	12,945	34
Insurance Australia Group	45,334	262
Investa Office Fund ‡	26,337	88
InvoCare	5,573	56
IOOF Holdings	14,794	117
IPH	49,395	130
IRESS	7,670	56

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
James Hardie Industries	8,189	$145
Japara Healthcare	11,253	17
JB Hi-Fi	5,744	114
Karoon Gas Australia*	10,804	10
Lend Lease Group	10,828	145
Link Administration Holdings	23,073	148
Lynas*	25,865	50
Macquarie Atlas Roads Group	29,949	134
Macquarie Group	6,039	482
Magellan Financial Group	5,960	110
Mantra Group	15,612	47
Mayne Pharma Group*	61,782	35
McMillan Shakespeare	3,811	50
Medibank	53,370	119
Mesoblast*	16,915	20
Metcash	170,755	412
Michael Hill International	10,400	9
Mineral Resources	7,968	105
Mirvac Group ‡	71,974	120
Monadelphous Group	4,546	53
Myer Holdings	38,418	11
MYOB Group	19,451	46
Nanosonics*	14,941	30
National Australia Bank	115,686	2,554
National Storage ‡	33,316	40
Navitas	12,319	47
Newcrest Mining	53,011	799
NEXTDC*	14,296	73
Nine Entertainment Holdings	36,217	63
Northern Star Resources	30,348	147
Nufarm	12,548	82
OFX Group	10,103	13
Oil Search	25,470	141
oOh!media	7,485	27
Orica	140,067	1,922
Origin Energy*	33,770	229
Orocobre*	8,992	38
Orora	91,113	233
OZ Minerals	15,079	105
Pact Group Holdings	11,705	49
Perpetual	2,404	87
Pilbara Minerals*	61,940	40
Platinum Asset Management	11,702	53
Premier Investments	5,104	62
Primary Health Care	22,786	69
Pro Medicus	2,160	14
QBE Insurance Group	84,925	633
Qube Holdings	94,277	159
Ramsay Health Care	2,637	127
RCR Tomlinson	7,447	23
REA Group	970	60
Regis Healthcare	9,607	27
Regis Resources	23,419	82
Reliance Worldwide	22,521	78
Resolute Mining	32,105	31
Retail Food Group	7,033	5
Rio Tinto	7,611	430
Sandfire Resources NL	8,287	47
Santos*	34,909	138
Saracen Mineral Holdings*	38,988	53
Scentre Group ‡	100,191	294
SEEK	5,755	83
Select Harvests	3,187	14

Description	Shares	Value (000)
Seven Group Holdings	5,914	$80
Seven West Media	46,648	19
SG Fleet Group	4,472	13
Shopping Centres Australasia Property Group ‡	43,343	78
Sigma Healthcare	193,146	116
Sims Metal Management	8,463	95
Sirtex Medical	2,990	64
SmartGroup	4,068	34
Sonic Healthcare	7,461	132
South32	92,165	230
Southern Cross Media Group	39,666	32
Spark Infrastructure Group	86,330	159
SpeedCast International	9,445	37
St. Barbara	25,964	80
Star Entertainment Grp	39,579	162
Steadfast Group	39,053	76
Stockland ‡	47,513	148
Suncorp Group	24,832	256
Super Retail Group	6,649	35
Sydney Airport	21,519	112
Syrah Resources*	13,134	33
Tabcorp Holdings	37,462	127
Tassal Group	9,223	27
Technology One	12,851	52
Telstra	75,395	183
Tox Free Solutions	8,146	21
TPG Telecom	6,725	29
Transurban Group	41,212	364
Treasury Wine Estates	13,408	176
Vicinity Centres ‡	57,907	108
Village Roadshow*	3,387	8
Virtus Health	3,028	13
Viva Energy ‡	25,338	39
Vocus Communications*	32,193	55
Washington H Soul Pattinson	8,510	122
Webjet	4,926	42
Wesfarmers	21,404	687
Western Areas	12,164	30
Westfield ‡	37,861	247
Westgold Resources*	9,066	10
Westpac Banking	63,789	1,415
Whitehaven Coal	25,874	90
WiseTech Global	4,090	30
Woodside Petroleum	17,347	394
Woolworths Group	151,790	3,079
WorleyParsons	12,750	143
WPP AUNZ	14,271	10

		44,044

Austria – 0.2%
ANDRITZ	4,428	248
AT&S Austria Technologie & Systemtechnik	1,415	39
BUWOG*	1,724	62
DO & CO	293	19
Erste Group Bank	5,666	287
EVN	2,278	44
FACC*	847	24
Immobilien Anlagen	4,026	135
IMMOFINANZ	42,036	109
Kapsch TrafficCom	173	8
Lenzing	677	84

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Oesterreichische Post	7,890	$393
OMV	2,726	160
POLYTEC Holding	742	14
Porr Ag	491	17
Raiffeisen Bank International	2,662	104
Rhi Magnesita	1,300	80
S IMMO	2,508	50
Schoeller-Bleckmann Oilfield Equipment	570	63
Semperit Holding*	396	8
Telekom Austria, Cl A*	8,717	83
UNIQA Insurance Group	6,958	81
Vienna Insurance Group Wiener Versicherung Gruppe	2,049	69
Voestalpine	2,217	117
Wienerberger	26,817	680
Zumtobel Group	1,488	14

		2,992

Belgium – 0.6%
Ablynx*	3,484	191
Ackermans & van Haaren	1,189	208
Aedifica ‡	836	77
Ageas	3,429	177
AGFA-Gevaert*	8,255	32
Anheuser-Busch InBev	25,369	2,787
Barco	490	60
Befimmo ‡	1,222	79
Bekaert	1,854	79
Biocartis* (A)	861	13
bpost	5,086	115
Cie d’Entreprises CFE*	388	53
Cofinimmo ‡	1,140	147
Colruyt	1,088	60
D’ieteren	1,278	52
Econocom Group*	6,368	47
Elia System Operator	1,744	109
Euronav	6,350	52
EVS Broadcast Equipment	832	27
Exmar*	1,664	11
Fagron	2,058	32
Gimv	1,200	73
Greenyard	625	14
Groupe Bruxelles Lambert	1,564	179
Intervest Offices & Warehouses ‡	370	11
Ion Beam Applications	910	19
KBC Ancora	1,710	106
KBC Group	38,761	3,390
Kinepolis Group	847	56
Melexis	1,058	106
Nyrstar*	3,628	26
Ontex Group	4,363	117
Orange Belgium	1,549	32
Proximus	3,046	95
Recticel	1,083	14
Sioen Industries*	310	11
Sofina	786	133
Solvay	1,346	187
Telenet Group Holding*	923	62
Tessenderlo Group*	1,528	64
UCB	2,296	188
Umicore	4,033	213
Van de Velde	209	10

Description	Shares	Value (000)
Warehouses De Pauw CVA ‡	892	$111

		9,625

Brazil – 1.3%
Ambev	16,400	120
Ambev ADR	458,396	3,332
Arezzo Industria e Comercio	22,100	339
B2W Cia Digital*	54,815	423
B3 — Brasil Bolsa Balcao*	197,800	1,604
Banco BTG Pactual*	51,079	356
Banco do Brasil*	17,800	223
Embraer	40,197	262
Estacio Participacoes	49,600	526
Grendene	122,100	1,011
IRB Brasil Resseguros S	37,900	482
Lojas Renner	102,300	1,058
LPS Brasil Consultoria de Imoveis*	120,635	181
Magazine Luiza	9,100	272
MRV Engenharia e Participacoes	187,200	924
Natura Cosmeticos	113,827	1,105
Porto Seguro*	97,214	1,427
QGEP Participacoes	25,000	86
Qualicorp	28,200	191
Raia Drogasil*	63,600	1,440
TOTVS	81,400	705
Vale*	36,300	466
Vale, Cl B ADR*	142,522	1,813
Via Varejo*	105,000	968
Vulcabras Azaleia*	13,000	39

		19,353

Canada – 4.3%
Advantage Oil & Gas*	9,800	29
Aecon Group	3,200	46
Ag Growth International	900	38
AGF Management, Cl B	3,300	17
Agnico Eagle Mines	4,300	181
AGT Food & Ingredients	1,100	14
Aimia*	8,100	11
Alacer Gold*	16,300	26
Alamos Gold, Cl A	26,370	137
Alaris Royalty	2,000	25
Algonquin Power & Utilities	21,700	214
Alimentation Couche-Tard, Cl B	27,158	1,216
Allied Properties ‡	2,300	72
AltaGas	3,000	56
Altius Minerals	2,300	25
Altus Group	1,800	46
Aphria*	7,500	67
ARC Resources	6,200	68
Aritzia*	3,200	30
Arizona Mining*	8,600	27
Artis ‡	3,700	39
Atco, Cl I	1,300	42
Athabasca Oil*	23,900	22
Atlantic Power*	6,900	15
ATS Automation Tooling Systems*	3,900	54
Aurinia Pharmaceuticals*	2,800	15
Aurora Cannabis*	17,800	128
AutoCanada	1,400	24
Avigilon*	2,100	44
B2Gold*	48,800	134
Badger Daylighting	1,900	38

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Ballard Power Systems*	10,900	$39
Bank of Montreal	12,200	922
Bank of Nova Scotia	54,600	3,363
Barrick Gold	71,457	890
Baytex Energy*	13,200	36
BCE	16,810	723
Birchcliff Energy	11,900	34
Bird Construction	2,100	14
BlackBerry*	9,900	114
Boardwalk ‡	1,100	38
Bombardier*	40,800	119
Bonavista Energy	13,700	13
Bonterra Energy	1,100	11
Boralex	3,000	52
Brookfield Asset Management, Cl A	65,441	2,550
BRP	2,100	81
CAE	185,800	3,457
Cameco	6,900	63
Canaccord Genuity Group	6,500	35
Canacol Energy*	7,100	23
Canada Goose Holdings*	2,300	77
Canadian Apartment Properties ‡	3,300	95
Canadian Imperial Bank of Commerce	8,200	724
Canadian National Railway	14,100	1,031
Canadian Natural Resources	73,875	2,322
Canadian Pacific Railway	7,782	1,372
Canadian Real Estate Investment Trust ‡	1,800	70
Canadian Tire, Cl A	1,200	158
Canadian Utilities, Cl A	2,200	58
Canadian Western Bank	4,500	115
Canfor*	3,600	82
Canfor Pulp Products	1,700	22
Canopy Growth*	8,300	217
Capital Power	5,300	100
Cara Operations	1,400	32
Cardinal Energy	5,400	18
Cascades	3,500	36
CCL Industries, Cl B	2,600	131
Celestica*	6,000	62
Cenovus Energy	19,300	164
Centerra Gold*	11,300	65
CES Energy Solutions	13,500	62
CGI Group, Cl A*	5,100	294
China Gold International Resources*	14,300	30
Choice Properties ‡	2,300	21
Chorus Aviation	1,500	10
CI Financial	5,200	111
Cineplex	3,200	78
Clearwater Seafoods	2,200	8
Cogeco	300	16
Cogeco Communications	800	44
Colliers International Group	1,700	118
Cominar ‡	4,500	45
Computer Modelling Group	4,600	33
Constellation Software	1,870	1,270
Corby Spirit and Wine, Cl A	600	9
Corus Entertainment	6,000	28
Cott	7,100	104
Crescent Point Energy	9,500	65

Description	Shares	Value (000)
Crew Energy*	6,200	$9
Crombie ‡	2,200	21
CT ‡	1,600	17
Descartes Systems Group*	4,000	114
Detour Gold*	8,900	90
DIRTT Environmental Solutions*	5,300	20
Dollarama	2,000	243
Dorel Industries, Cl B	1,400	32
Dream Global ‡	9,000	96
Dream Industrial ‡	1,300	10
Dream Office ‡	1,820	33
DREAM Unlimited, Cl A*	3,900	28
ECN Capital	20,000	53
Eldorado Gold*	40,900	34
Element Financial	7,200	23
Emera	1,100	35
Empire	3,000	60
Enbridge	31,100	978
Enbridge Income Fund Holdings	6,600	143
Encana	17,700	195
Endeavour Mining*	3,600	66
Endeavour Silver*	7,200	17
Enercare	5,300	73
Enerflex	4,400	52
Enerplus	12,500	141
Enghouse Systems	1,000	53
Ensign Energy Services	7,500	35
Entertainment One	19,514	77
Equitable Group	700	29
Evertz Technologies	1,000	13
Exchange Income	400	10
Exco Technologies	1,300	9
Extendicare	4,500	30
Fairfax Financial Holdings	5,670	2,875
Fiera Capital, Cl A	2,700	23
Finning International	3,000	72
First Capital Realty	2,800	44
First Majestic Silver*	8,500	52
First National Financial	900	18
First Quantum Minerals	12,500	176
FirstService	1,700	125
Fortis	7,900	266
Fortuna Silver Mines*	8,500	44
Franco-Nevada	10,453	713
Freehold Royalties	5,100	49
Genworth MI Canada	2,100	67
George Weston	900	72
Gibson Energy	6,900	89
Gildan Activewear	14,924	431
Gluskin Sheff + Associates	1,700	19
Goldcorp	15,700	217
Granite ‡	1,100	43
Great Canadian Gaming*	2,600	66
Great-West Lifeco	5,500	140
Guyana Goldfields*	9,000	35
H&R ‡	2,700	44
High Liner Foods	1,200	10
Home Capital Group, Cl B*	3,300	35
Hudbay Minerals	13,900	98
Hudson’s Bay	4,000	28
Husky Energy	6,100	87
Hydro One (A)	5,100	83
IAMGOLD*	23,100	120

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
IGM Financial	1,600	$47
Imperial Oil	5,600	148
Industrial Alliance Insurance & Financial Services	2,100	86
Innergex Renewable Energy	5,100	52
Intact Financial	2,700	203
Inter Pipeline	6,600	115
Interfor*	3,600	66
InterRent ‡	1,600	13
Intertape Polymer Group	2,900	47
Ivanhoe Mines, Cl A*	31,300	66
Jamieson Wellness	1,800	33
Jean Coutu Group PJC, Cl A	1,600	31
Just Energy Group	4,900	22
Kelt Exploration*	8,300	44
Keyera	3,500	91
Killam Apartment ‡	3,500	38
Kinaxis*	1,100	71
Kinder Morgan Canada (A)	6,000	86
Kinross Gold*	21,600	85
Kirkland Lake Gold	9,000	140
Klondex Mines*	9,500	22
Knight Therapeutics*	5,800	35
Labrador Iron Ore Royalty	3,400	56
Laurentian Bank of Canada	2,000	74
Linamar	800	44
Lithium Americas*	3,800	21
Loblaw	26,536	1,342
Lucara Diamond	15,500	24
Lundin Gold*	4,300	17
Lundin Mining	11,900	78
MAG Silver*	3,800	37
Magellan Aerospace	700	11
Magna International	16,607	936
Major Drilling Group International*	4,800	25
Manulife Financial	38,100	707
Maple Leaf Foods	4,400	107
Martinrea International	4,900	58
Maxar Technologies	2,900	134
Medical Facilities	1,300	14
MedReleaf*	2,300	31
MEG Energy*	12,500	44
Methanex	1,500	91
Metro, Cl A	4,500	144
Morguard ‡	1,400	15
Morneau Shepell	2,700	54
MTY Food Group	900	35
Mullen Group	5,500	63
National Bank of Canada	6,400	301
Nemaska Lithium*	16,400	17
Nevsun Resources*	16,900	40
New Flyer Industries	2,600	117
New Gold*	29,400	76
NexGen Energy*	15,700	27
Norbord	2,100	76
North West	2,500	52
Northern Dynasty Minerals*	16,900	16
Northland Power	6,100	109
Northview Apartment ‡	1,200	24
NorthWest Healthcare Properties ‡	2,200	19
Novagold Resources*	12,800	55
Nutrien	12,209	577
NuVista Energy*	9,600	53

Description	Shares	Value (000)
Obsidian Energy*	26,600	$27
OceanaGold	31,100	84
Onex	1,600	116
Open Text	5,100	177
Osisko Gold Royalties	5,900	57
Osisko Mining*	8,300	16
Painted Pony Energy*	7,400	12
Pan American Silver	7,600	123
Paramount Resources, Cl A*	3,793	44
Parex Resources*	7,900	111
Parkland Fuel	6,600	149
Pason Systems	4,000	54
Pembina Pipeline	9,372	292
Pengrowth Energy*	25,600	16
Peyto Exploration & Development	9,100	76
Power Corp of Canada	6,500	148
Power Financial	4,800	120
PrairieSky Royalty	23,493	514
Precision Drilling*	16,600	46
Premier Gold Mines*	10,700	23
Premium Brands Holdings	1,300	120
Pretium Resources*	7,800	52
ProMetic Life Sciences*	31,100	21
Pure Industrial ‡	6,600	41
Quebecor, Cl B	8,400	160
Raging River Exploration*	12,000	58
Restaurant Brands International	4,200	239
RioCan ‡	2,900	53
Ritchie Bros Auctioneers	33,631	1,058
Rogers Communications, Cl B	19,341	864
Rogers Sugar	4,600	22
Royal Bank of Canada	36,218	2,798
Russel Metals	3,400	74
Sandstorm Gold*	8,400	40
Saputo	4,000	128
Savaria	1,200	16
Seabridge Gold*	2,300	25
Secure Energy Services	9,000	51
SEMAFO*	17,600	51
Seven Generations Energy*	4,400	55
Shaw Communications, Cl B	7,900	152
ShawCor	3,500	66
Shopify*	1,600	199
Sienna Senior Living	3,200	44
Sierra Wireless*	1,700	28
Silvercorp Metals	9,100	25
Sleep Country Canada Holdings (A)	1,900	50
SmartCentres ‡	1,300	29
SNC-Lavalin Group	3,400	149
Spartan Energy*	9,666	43
Spin Master* (A)	1,385	57
Sprott	9,400	23
SSR Mining*	6,200	60
Stantec	5,800	143
Stars Group*	6,200	171
Stella-Jones	2,300	81
Stornoway Diamond*	30,200	13
Student Transportation	4,800	36
Sun Life Financial	11,400	468
Suncor Energy	158,018	5,458
Superior Plus	7,200	69
Surge Energy	15,600	24
Tahoe Resources*	15,700	74

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Tamarack Valley Energy*	4,700	$10
Taseko Mines*	11,000	13
Teck Resources, Cl B	11,400	294
TELUS	3,700	130
TFI International	4,600	118
Thomson Reuters	5,200	201
Timbercreek Financial	3,700	26
TMAC Resources*	1,800	11
TMX Group	2,000	116
TORC Oil & Gas	7,100	36
Torex Gold Resources*	4,100	25
Toromont Industries	4,000	174
Toronto-Dominion Bank	60,550	3,436
Total Energy Services	2,300	25
Tourmaline Oil	4,000	68
TransAlta	15,100	82
TransAlta Renewables	5,100	47
TransCanada	27,900	1,154
Transcontinental, Cl A	3,200	63
Trevali Mining*	44,900	45
Trican Well Service*	15,050	35
Tricon Capital Group	6,100	47
Trinidad Drilling*	16,400	23
Turquoise Hill Resources*	18,100	55
Uni-Select	1,900	29
Uranium Participation*	7,200	22
Valeant Pharmaceuticals International*	5,900	94
Valener	1,900	30
Vermilion Energy	2,000	64
Wajax	1,000	19
West Fraser Timber	1,200	80
Western Forest Products	20,000	40
WestJet Airlines	1,500	27
Westshore Terminals Investment	2,800	48
Wheaton Precious Metals	8,100	165
Whitecap Resources	21,400	131
Winpak	1,600	60
WPT Industrial ‡	1,700	22
WSP Global	4,400	203
Yamana Gold	52,600	145

		64,022

Chile – 0.3%
CAP	11,219	127
Cia Cervecerias Unidas	60,116	884
Cia Cervecerias Unidas ADR	9,921	292
Cia Sud Americana de Vapores*	3,944,588	171
Empresas CMPC	78,470	299
Enaex	19,531	320
Quinenco	301,074	1,012
Sociedad Quimica y Minera de Chile ADR	20,011	984

		4,089

China – 2.0%
58.com ADR*	16,079	1,284
Alibaba Group Holding ADR*	37,205	6,829
Autohome ADR*	19,444	1,671
Baidu ADR*	13,454	3,003
CECEP COSTIN New Materials Group*	1,134,000	1
China Lodging Group ADR	7,949	1,047

Description	Shares	Value (000)
China Merchants Bank, Cl H	498,500	$2,069
China Resources Beer Holdings	133,073	582
Ctrip.com International ADR*	25,687	1,198
Momo ADR*	3,242	121
NetEase ADR	5,995	1,681
PetroChina, Cl H	22,000	15
TAL Education Group ADR*	36,547	1,356
Tsingtao Brewery, Cl H	98,000	516
Weibo ADR*	14,283	1,707
Yum China Holdings	149,683	6,212

		29,292

Colombia – 0.1%
Almacenes Exito	41,819	247
Bancolombia ADR	15,279	642
Ecopetrol ADR	17,483	338

		1,227

Czech Republic – 0.0%
Komercni Banka	10,933	499

Denmark – 1.5%
ALK-Abello*	331	42
Alm Brand	3,559	36
Ambu, Cl B	7,445	170
AP Moeller - Maersk, Cl A	75	111
AP Moeller - Maersk, Cl B	118	184
Bang & Olufsen*	1,871	48
Bavarian Nordic*	1,647	51
Carlsberg, Cl B	23,681	2,819
Chr Hansen Holding	1,922	166
Coloplast, Cl B	22,712	1,917
D/S Nordern*	1,342	24
Danske Bank	18,557	691
Dfds	1,648	93
DSV	5,009	393
FLSmidth	2,002	129
Genmab*	1,063	228
GN Store Nord	42,304	1,493
H Lundbeck	1,412	79
IC Group	439	10
ISS	3,248	120
Jyske Bank	3,278	195
Matas	2,098	23
Nilfisk Holding*	1,394	65
NKT*	1,394	46
NNIT (A)	484	14
Novo Nordisk, Cl B	151,845	7,481
Novozymes, Cl B	4,351	224
Orsted (A)	3,425	224
Pandora	1,937	209
Per Aarsleff Holding	1,234	46
Rockwool International, Cl B	421	126
Royal Unibrew	2,448	163
Scandinavian Tobacco Group (A)	3,243	57
Schouw	612	61
SimCorp	1,909	133
Solar, Cl B	341	23
Spar Nord Bank	4,602	55
Sydbank	3,605	133
TDC*	15,167	126
Topdanmark	2,881	136
TORM, Cl A	974	7

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Tryg	2,135	$50
Vestas Wind Systems	26,200	1,859
William Demant Holding*	36,363	1,350
Zealand Pharma*	1,211	19

		21,629

Egypt – 0.0%
Telecom Egypt	129,194	91

Finland – 0.8%
Amer Sports	14,859	459
Cargotec, Cl B	1,974	105
Caverion*	4,850	37
Citycon	18,366	41
Cramo	2,180	45
DNA	3,122	68
Elisa	2,761	125
Finnair	2,745	38
Fortum	8,461	182
F-Secure	4,129	19
Huhtamaki	4,606	203
Kemira	5,541	71
Kesko, Cl B	3,353	192
Kone, Cl B	7,819	390
Konecranes, Cl A	3,333	145
Lehto Group	1,581	23
Metsa Board	9,809	99
Metso	1,965	62
Neste	2,336	163
Nokia	80,518	446
Nokian Renkaat	61,762	2,815
Oriola, Cl B	5,893	18
Orion, Cl B	1,760	54
Outokumpu	16,041	110
Outotec*	7,346	66
Ponsse	362	13
Ramirent	4,456	37
Sampo, Cl A	42,818	2,392
Sanoma	4,368	51
Stockmann Abp, Cl B*	1,290	6
Stora Enso, Cl R	10,024	185
Technopolis	8,502	39
Tieto	2,939	98
Tikkurila	93,507	1,799
Tokmanni Group	1,866	15
UPM-Kymmene	9,904	368
Uponor	3,160	53
Valmet	6,577	132
Wartsila, Cl B	27,591	610
YIT	8,085	68

		11,842

France – 6.5%
ABC arbitrage	983	8
Accor	3,407	184
Aeroports de Paris	554	121
Air France-KLM*	9,849	110
Air Liquide	103,036	12,647
Airbus Group	21,257	2,461
Albioma	1,587	38
ALD (A)	5,636	92
Alstom	2,762	125
Altamir	1,526	25

Description	Shares	Value (000)
Alten	1,514	$146
Altran Technologies	9,145	136
Amundi (A)	1,096	88
Arkema	1,302	170
Assystem	389	13
Atos	1,816	249
Aubay	302	16
AXA	58,754	1,566
Axway Software	357	8
Beneteau	2,029	44
BioMerieux	768	63
BNP Paribas	36,464	2,707
Boiron	395	33
Bollore	17,259	92
Bonduelle SCA	723	31
Bourbon*	1,188	7
Bouygues	4,163	209
Bureau Veritas	4,940	128
Capital Gemini	2,978	373
Carrefour	11,164	232
Casino Guichard Perrachon	975	48
Cellectis*	1,293	41
Chargeurs	768	23
Cie de Saint-Gobain	9,331	494
Cie des Alpes	351	13
Cie Generale des Etablissements Michelin	3,198	474
Cie Plastic Omnium	2,976	143
CNP Assurances	2,995	76
Coface*	5,144	59
Credit Agricole	21,130	344
Danone	59,363	4,807
Dassault Aviation	50	96
Dassault Systemes	17,785	2,422
DBV Technologies*	844	40
Derichebourg	4,510	40
Devoteam	206	22
Direct Energie	409	15
Edenred	22,322	778
Eiffage	1,408	161
Electricite de France	11,080	162
Elior Group (A)	5,631	123
Elis	20,003	496
Engie	218,719	3,657
Eramet	517	71
Essilor International Cie Generale d’Optique	18,166	2,455
Esso Francaise	145	8
Eurazeo	778	72
Eurofins Scientific	1,975	1,046
Europcar Groupe (A)	4,513	50
Eutelsat Communications	2,944	59
Faurecia	1,344	109
FFP	331	41
Fnac Darty*	850	91
Fonciere Des Regions ‡	581	64
Gaztransport Et Technigaz	1,156	72
Gecina ‡	936	162
Genfit*	1,295	38
Getlink	49,932	713
GL Events	335	10
Groupe Crit	109	12
Groupe Guillin	138	6
Guerbet	297	24
Haulotte Group	555	11

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Hermes International	1,654	$981
ICADE ‡	562	55
ID Logistics Group*	115	21
Iliad	516	107
Imerys	1,714	167
Ingenico Group	1,062	86
Innate Pharma*	2,180	16
Interparfums	493	23
Ipsen	733	114
IPSOS	1,884	74
Jacquet Metal Service	510	18
JCDecaux	8,137	283
Kaufman & Broad	709	37
Kering	1,430	685
Klepierre ‡	4,052	164
Korian	2,360	80
LafargeHolcim	1,512	83
Lagardere	1,990	57
Legrand	45,486	3,569
LISI	1,055	43
LNA Sante	236	16
L’Oreal	16,389	3,705
LVMH Moet Hennessy Louis Vuitton	20,999	6,484
Maisons du Monde (A)	2,182	80
Manitou BF	418	18
Marie Brizard Wine & Spirits*	691	8
Mercialys ‡	3,076	59
Mersen	603	27
Metropole Television	1,525	39
MGI Coutier	382	14
Natixis	17,447	144
Naturex*	348	57
Neopost	9,252	244
Nexans	1,511	78
Nexity	2,241	144
Nokia	26,897	149
Oeneo	1,058	13
Orange	37,689	641
Orpea	2,315	295
Parrot*	790	5
Pernod Ricard	43,190	7,194
Peugeot	11,262	272
Pierre & Vacances*	189	8
Plastivaloire	396	9
Publicis Groupe	3,911	273
Rallye	1,467	22
Remy Cointreau	399	57
Renault	3,557	433
Rexel	5,929	101
Rubis SCA	4,228	306
Safran	6,301	669
Sanofi	21,349	1,717
Sartorius Stedim Biotech	1,373	124
Schneider Electric	86,097	7,593
Science*	1,023	10
SCOR	3,215	132
SEB	393	75
SES, Cl A	7,229	98
Societe BIC	517	51
Societe Generale	14,469	788
Sodexo	1,640	165
SOITEC*	815	60
Solocal Group*	26,668	38

Description	Shares	Value (000)
Solutions 30*	1,555	$59
Sopra Steria Group	758	155
SPIE	5,668	126
SRP Groupe* (A)	660	6
Stallergenes Greer*	21	1
Ste Industrielle d’Aviation Latecoere*	2,789	17
STMicroelectronics	11,999	266
Suez	7,315	106
Synergie	300	19
Tarkett	1,629	55
Technicolor*	18,675	32
TechnipFMC	3,593	105
Teleperformance	3,362	523
Television Francaise 1	2,239	30
Thales	6,161	752
TOTAL	187,591	10,673
Trigano	395	72
Ubisoft Entertainment*	1,511	128
Valeo	4,457	296
Vallourec*	16,077	86
Veolia Environnement	8,671	206
Vicat	3,338	251
Vinci	9,553	942
Virbac*	227	33
Vivendi	19,330	500
Wendel	546	85
Worldline* (A)	1,932	98
X-Fab Silicon Foundries* (A)	4,225	46

		96,516

Germany – 5.6%
Aareal Bank	2,745	131
adidas	7,250	1,755
ADLER Real Estate*	791	13
ADO Properties (A)	1,731	97
ADVA Optical Networking*	1,691	11
AIXTRON*	5,982	116
Allianz	8,374	1,895
alstria office ‡	7,154	112
Amadeus Fire	328	37
Aumann (A)	388	25
AURELIUS Equity Opportunities & KGaA	1,268	89
Aurubis	1,724	145
Axel Springer	11,637	974
BASF	45,386	4,615
Basler	72	15
Bayer	82,139	9,300
Bayerische Motoren Werke	72,511	7,861
BayWa	921	32
Bechtle	1,682	137
Beiersdorf	45,017	5,093
Bertrandt	318	36
bet-at-home.com	120	10
Bilfinger	1,727	79
Borussia Dortmund GmbH & KGaA	2,535	16
Brenntag	20,068	1,195
CANCOM	797	83
Capital Stage	4,956	39
Carl Zeiss Meditec	2,048	131
CECONOMY	8,975	103
CENTROTEC Sustainable	165	3

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Cewe Stiftung & KGAA	313	$31
comdirect bank	785	11
Commerzbank*	20,048	261
CompuGroup Medical	1,166	63
Continental	2,081	576
Covestro (A)	3,011	298
CTS Eventim & KGaA	12,324	579
Daimler	18,090	1,536
Deutsche Bank	39,104	545
Deutsche Beteiligungs	676	33
Deutsche Boerse	3,604	491
Deutsche EuroShop	2,388	88
Deutsche Lufthansa	4,372	140
Deutsche Pfandbriefbank (A)	5,991	95
Deutsche Post	18,306	803
Deutsche Telekom	107,658	1,756
Deutsche Wohnen	6,767	316
Deutz	5,203	48
DIC Asset	3,070	39
Diebold Nixdorf*	388	32
DMG Mori	884	51
Draegerwerk & KGaA	73	5
Drillisch	965	65
Duerr	1,375	151
E.ON	40,683	453
Elmos Semiconductor	433	13
ElringKlinger	1,480	28
Evonik Industries	3,169	112
Evotec*	6,134	121
Ferratum	502	16
Fielmann	1,242	100
Fraport Frankfurt Airport Services Worldwide	723	72
Freenet	6,278	191
Fresenius & KGaA	7,863	602
Fresenius Medical Care & KGaA	22,805	2,329
GEA Group	6,599	280
Gerresheimer	4,142	340
Gerry Weber International	1,013	10
GFT Technologies	660	11
Grammer	505	32
Grand City Properties	5,339	128
GRENKE	1,335	141
H&R GmbH & KGaA	694	10
Hamborner ‡	4,822	56
Hamburger Hafen und Logistik	1,309	29
Hannover Rueck	2,705	369
Hapag-Lloyd (A)	2,140	84
HeidelbergCement	3,488	344
Heidelberger Druckmaschinen*	13,201	50
Henkel & KGaA	1,993	252
Hochtief	325	61
Hornbach Baumarkt	435	15
HUGO BOSS	1,144	100
Hypoport*	140	24
Indus Holding	1,064	75
Infineon Technologies	21,477	578
Innogy (A)	2,688	127
Isra Vision	171	36
Jenoptik	2,663	95
JOST Werke (A)	763	35
K+S	3,726	107
KION Group	1,373	128

Description	Shares	Value (000)
Kloeckner	3,893	$49
Koenig & Bauer	701	64
Krones	798	108
KWS Saat	109	42
LANXESS	1,703	130
LEG Immobilien	3,188	359
Leoni	1,612	103
Linde	13,292	2,801
MAN	614	71
Manz*	231	9
Merck KGaA	30,857	2,967
METRO	3,146	56
MLP	2,216	13
MorphoSys*	1,372	141
MTU Aero Engines	9,980	1,681
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	2,885	671
Nemetschek	947	106
Nordex*	2,995	26
Norma Group	1,695	127
OHB	258	11
OSRAM Licht	1,912	141
PATRIZIA Immobilien	2,031	45
Pfeiffer Vacuum Technology	369	57
ProSiebenSat.1 Media	63,181	2,200
QIAGEN*	52,820	1,707
Rational	160	101
Rheinmetall	2,233	318
RHOEN-KLINIKUM	1,341	45
RIB Software	1,897	42
Rocket Internet* (A)	2,656	82
RWE	9,405	234
S&T	2,285	51
SAF-Holland	2,523	51
Salzgitter	1,995	102
SAP	109,968	11,504
Scout24 (A)	5,628	262
Senvion*	1,099	14
SGL Carbon*	3,188	45
Siemens	14,363	1,835
Siemens Healthineers* (A)	1,384	57
Siltronic	1,065	184
Sixt	938	102
Sixt Leasing	519	10
SLM Solutions Group*	532	21
SMA Solar Technology	569	32
Software	2,678	140
Stabilus	8,678	829
STADA Arzneimittel	2,163	223
STO & KGaA	96	13
STRATEC Biomedical	209	19
Stroeer & KGaA	1,423	99
Suedzucker	3,679	63
Surteco	337	10
Symrise	7,965	642
TAG Immobilien	5,903	123
Takkt	1,685	38
Telefonica Deutschland Holding	12,541	59
ThyssenKrupp	7,873	206
TLG Immobilien	5,211	143
TUI	13,331	286
Uniper	3,559	109
United Internet	2,396	151

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
VERBIO Vereinigte BioEnergie	974	$5
Volkswagen	607	122
Vonovia	8,969	445
Vossloh	602	30
VTG	598	34
Wacker Chemie	737	121
Wacker Neuson	1,362	47
Washtec	1,002	96
Wirecard	3,356	397
Wuestenrot & Wuerttembergische	1,183	28
XING	157	46
Zalando* (A)	2,000	109
zooplus*	673	123

		83,248

Greece – 0.2%
Aegean Airlines	27,543	303
Alpha Bank AE*	92,360	195
Fourlis Holdings*	54,497	379
Grivalia Properties REIC AE ‡	86,436	942
Hellenic Petroleum	8,507	82
JUMBO	20,851	373
Motor Oil Hellas Corinth Refineries	58,239	1,313

		3,587

Hong Kong – 6.0%
Agile Group Holdings	204,000	428
Agricultural Bank of China, Cl H	4,157,000	2,393
AIA Group	1,454,200	12,484
Ajisen China Holdings	483,000	227
ASM Pacific Technology	5,800	82
Bank of China, Cl H	6,009,000	3,273
Bank of East Asia	23,604	94
BOC Hong Kong Holdings	68,500	336
Bright Smart Securities & Commodities Group	32,000	10
Brightoil Petroleum Holdings*	155,000	29
Brilliance China Automotive Holdings	636,000	1,345
BYD Electronic International	544,000	1,041
Cafe de Coral Holdings	18,000	45
Champion ‡	103,000	74
China Construction Bank, Cl H	3,907,000	4,069
China Financial International Investments*	310,000	11
China LNG Group*	100,000	15
China Mengniu Dairy	254,000	877
China Merchants Holdings International	84,253	187
China Mobile	423,000	3,907
China Overseas Grand Oceans Group	226,000	111
China Overseas Land & Investment	192,000	676
China Shineway Pharmaceutical Group	102,000	156
China Trustful Group*	36,000	14
Chong Hing Bank	9,000	18
Chow Sang Sang Holdings International	15,000	32
CITIC Telecom International Holdings	71,000	21
CK Asset Holdings	56,222	475

Description	Shares	Value (000)
CK Hutchison Holdings	184,884	$2,227
CK Infrastructure Holdings	12,000	98
CK Life Sciences Int’l Holdings	126,000	9
CLP Holdings	188,500	1,926
CMBC Capital Holdings*	640,000	49
Convoy Global Holdings*	402,000	9
Country Garden Holdings	506,000	1,062
CSI Properties	230,000	14
CSPC Pharmaceutical Group	790,000	2,128
Dah Sing Banking Group	25,200	55
Dah Sing Financial Holdings	8,000	51
Digital Domain Holdings*	620,000	14
Emperor Capital Group	126,000	10
Emperor International Holdings	48,000	14
Esprit Holdings*	1,553,777	530
Fairwood Holdings	2,500	10
Far East Consortium International	72,000	39
FDG Kinetic*	62,000	5
FIH Mobile*	320,000	70
First Pacific	442,000	242
Freeman FinTech*	260,000	46
Galaxy Entertainment Group*	45,000	413
Geely Automobile Holdings	564,000	1,658
Giordano International	62,000	37
Global Brands Group Holding*	260,000	15
Goodbaby International Holdings	286,000	196
Great Eagle Holdings	13,240	67
G-Resources Group*	897,000	8
Guangnan Holdings	210,000	25
Guotai Junan International Holdings	137,000	40
Haier Electronics Group	436,416	1,567
Haitong International Securities Group	110,908	65
Hang Lung Group	15,000	49
Hang Lung Properties	40,000	94
Hang Seng Bank	14,200	330
Health and Happiness H&H International Holdings*	13,500	103
Henderson Land Development	22,982	151
Hengan International Group	72,458	674
HK Electric Investments & HK Electric Investments (A)	48,658	47
HKBN	52,000	61
HKT Trust	74,740	94
Hong Kong & China Gas	157,917	325
Hong Kong Exchanges and Clearing	21,911	723
Hongkong & Shanghai Hotels	191,569	293
Hopewell Holdings	31,000	119
HSBC Holdings	675,875	6,408
Huarong International Financial Holdings	30,000	8
Hutchison Telecommunications Hong Kong Holdings	62,000	22
Hysan Development	11,000	58
Industrial & Commercial Bank of China, Cl H	4,237,000	3,688
Johnson Electric Holdings	18,000	68
K Wah International Holdings	10,000	7
Kerry Logistics Network	35,000	52
Kerry Properties	11,500	52
Kingboard Chemical Holdings	314,500	1,456

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Kingboard Laminates Holdings	1,027,500	$1,509
Kingston Financial Group	76,000	34
Lai Sun Development	9,600	16
Landing International Development*	3,780,000	106
Langham Hospitality Investments and Langham Hospitality Investments	32,000	14
Li & Fung	100,000	49
Li Bao Ge Group	10,000	1
Li Ning*	1,050,791	1,086
Link ‡	41,000	351
Liu Chong Hing Investment	6,000	10
Luk Fook Holdings International	18,000	66
Macau Legend Development*	74,000	11
Man Wah Holdings	77,600	62
Mason Group Holdings*	1,040,000	17
Melco International Development	38,000	112
Melco Resorts & Entertainment ADR	4,573	133
MGM China Holdings	17,200	45
Microport Scientific	16,000	17
Minth Group	14,000	64
MTR	28,680	155
Neo Telemedia	268,000	6
New World Development	125,801	179
NewOcean Energy Holdings*	38,000	9
Nine Dragons Paper Holdings	7,000	11
NWS Holdings	26,252	48
O Luxe Holdings*	36,000	8
OP Financial Investments	24,000	10
Pacific Basin Shipping*	186,000	50
Pacific Textiles Holdings	46,000	44
PCCW	80,136	47
Ping An Insurance Group of China, Cl H	390,500	4,031
Poly Property Group	135,000	67
Power Assets Holdings	26,500	237
Prosperity ‡	84,000	35
Regal ‡	32,000	10
Regina Miracle International Holdings (A)	15,000	13
Sa Sa International Holdings	44,551	23
Sands China	46,400	253
Scud Group* (B)	252,000	-
Shanghai Industrial Urban Development Group	496,000	114
Shangri-La Asia	22,000	45
Shenzhou International Group Holdings	146,000	1,548
Shui On Land	287,500	79
Shun Tak Holdings	70,000	29
Sino Land	63,554	103
Sino-Ocean Group Holding	349,500	256
Sinotruk Hong Kong	854,500	1,024
SITC International Holdings	67,485	68
SJM Holdings	31,000	27
SmarTone Telecommunications Holdings	82,447	88
Stella International Holdings	182,948	244
Sun Hung Kai	19,000	12
Sun Hung Kai Properties	26,893	428
SUNeVision Holdings	43,000	27

Description	Shares	Value (000)
Sunlight ‡	65,000	$44
Swire Pacific, Cl A	10,000	101
Swire Properties	23,600	83
Tai United Holdings	65,000	8
Techtronic Industries	25,500	151
Television Broadcasts	130,500	433
Tencent Holdings	199,200	10,635
Texwinca Holdings	44,000	23
Tingyi Cayman Islands Holding	1,021,014	2,123
Town Health International Medical Group	154,000	14
United Laboratories International Holdings	30,000	31
Value Partners Group	51,000	48
Vision Fame International Holding*	140,000	5
VSTECS Holdings	36,000	19
VTech Holdings	8,400	107
Want Want China Holdings	1,348,996	1,086
Weichai Power, Cl H	153,000	174
WH Group (A)	170,601	183
Wharf Holdings	22,000	76
Wharf Real Estate Investment	22,000	144
Wheelock	16,000	118
Wynn Macau	30,400	112
Xinyi Glass Holdings	94,000	143
Yue Yuen Industrial Holdings	13,500	54

		88,957

Hungary – 0.2%
OTP Bank	51,276	2,312

India – 2.4%
Asian Paints	51,116	881
Axis Bank	136,073	1,074
Bajaj Finance	50,588	1,384
Bharti Airtel	102,965	635
Britannia Industries	7,936	608
Coal India	60,436	264
HDFC Bank	47,715	1,388
HDFC Bank ADR	3,409	337
HDFC Standard Life Insurance (A)	131,327	924
Hindalco Industries	190,706	634
Hinduja Global Solutions	7,976	100
Housing Development Finance	177,448	4,994
Idea Cellular*	331,630	390
Indian Oil	526,648	1,437
Indraprastha Gas	10,270	44
IndusInd Bank	33,312	923
Infosys	114,500	1,999
Infosys ADR	204,500	3,650
KPIT Technologies	177,107	593
Maruti Suzuki India	15,366	2,101
Mindtree	23,414	279
MRF	1,915	2,147
NIIT Technologies	39,734	531
Oil & Natural Gas	120,753	332
Redington India	151,579	344
Sharda Motor Industries	943	28
Shriram Transport Finance	12,797	285
Tata Consultancy Services	113,296	4,969
Vakrangee	277,574	951
Venky’s India	7,651	461
Wipro	97,369	421

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
WNS Holdings ADR*	1,318	$60

		35,168

Indonesia – 0.6%
Adaro Energy	1,540,100	241
Bank Negara Indonesia Persero	3,501,400	2,222
Bank Pan Indonesia*	346,400	27
Bank Pembangunan Daerah Jawa Timur	467,000	21
Bank Rakyat Indonesia Persero	8,186,000	2,142
Gudang Garam	11,400	60
Media Nusantara Citra	4,671,643	484
Telekomunikasi Indonesia Persero	7,379,200	1,933
Unilever Indonesia	326,200	1,179

		8,309

Ireland – 0.6%
AIB Group	14,712	88
Bank of Ireland Group	104,512	915
C&C Group	16,802	55
CRH	156,012	5,297
Dalata Hotel Group*	10,136	78
Glanbia	9,278	160
Green ‡	34,343	64
Hibernia ‡	36,731	65
Irish Continental Group	58,431	411
Irish Residential Properties ‡	20,446	35
Origin Enterprises	6,692	44
Paddy Power Betfair	5,186	532
Permanent TSB Group Holdings*	5,460	13
Ryanair Holdings ADR*	487	60
Smurfit Kappa Group	12,227	496

		8,313

Israel – 0.4%
Africa Israel Properties*	517	13
Airport City*	4,288	46
Alony Hetz Properties & Investments	6,001	54
Amot Investments	6,867	37
Azrieli Group	799	38
B Communications*	664	9
Bank Hapoalim	19,778	136
Bank Leumi Le-Israel	25,389	153
Bayside Land	28	13
Bezeq The Israeli Telecommunication	38,296	49
Big Shopping Centers	184	12
Blue Square Real Estate	240	9
Brack Capital Properties*	171	20
Cellcom Israel*	2,918	21
Check Point Software Technologies*	34,368	3,415
Clal Insurance Enterprises Holdings*	752	14
Delek Automotive Systems	1,428	11
Delek Group	245	41
Delta-Galil Industries	384	11
El Al Israel Airlines	14,890	5
Elbit Systems	426	51
Electra	78	19
First International Bank of Israel	2,906	61
Formula Systems 1985	275	10

Description	Shares	Value (000)
Frutarom Industries	677	$62
Gazit-Globe	5,336	53
Harel Insurance Investments & Financial Services	6,037	47
IDI Insurance	284	19
Israel	184	35
Israel Chemicals	13,795	58
Israel Discount Bank, Cl A*	60,141	174
Jerusalem Economy*	6,316	15
Jerusalem Oil Exploration*	412	23
Kenon Holdings*	723	12
Matrix IT	1,358	15
Mazor Robotics*	1,951	58
Melisron	955	38
Menora Mivtachim Holdings	953	12
Migdal Insurance & Financial Holding*	13,597	15
Mizrahi Tefahot Bank	2,602	50
Naphtha Israel Petroleum	1,510	10
NICE-Systems*	1,142	106
Norstar Holdings	544	10
Nova Measuring Instruments*	1,849	50
Oil Refineries	76,027	35
Partner Communications*	5,859	26
Paz Oil	381	56
Phoenix Holdings*	2,422	13
Radware*	2,566	55
Rami Levy Chain Stores Hashikma Marketing 2006	243	12
Reit 1 ‡	9,175	38
Sapiens International	1,817	16
Shapir Engineering and Industry	3,162	10
Shikun & Binui	10,716	18
Shufersal	2,454	16
Strauss Group	2,648	58
Teva Pharmaceutical Industries*	10,519	179
Teva Pharmaceutical Industries ADR*	6,053	103
Tower Semiconductor*	4,559	123

		5,868

Italy – 1.8%
A2A	80,765	154
ACEA	3,110	53
Aeroporto Guglielmo Marconi Di Bologna	118	2
Amplifon	4,506	80
Anima Holding (A)	11,268	77
Arnoldo Mondadori Editore*	6,704	14
Ascopiave	2,362	9
Assicurazioni Generali	23,714	456
Astaldi	1,845	5
ASTM	2,348	59
Atlantia	8,698	271
Autogrill	6,330	82
Azimut Holding	5,935	128
Banca Carige*	1,700,888	17
Banca Farmafactoring (A)	3,466	25
Banca Generali	2,922	94
Banca IFIS	1,181	45
Banca Mediolanum	12,949	113
Banca Monte dei Paschi di Siena*	14,128	45
Banca Popolare di Sondrio SCPA	24,059	95

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Banco BPM*	77,186	$268
Beni Stabili SIIQ ‡	48,661	41
Biesse	764	45
BPER Banca	24,720	138
Brembo	7,605	117
Brunello Cucinelli	1,727	54
Buzzi Unicem	4,903	115
Buzzi Unicem RSP	2,149	30
Cairo Communication	2,369	11
Cementir Holding	1,553	13
Cerved Information Solutions	9,854	123
CIR-Compagnie Industriali Riunite	17,051	23
CNH Industrial	129,779	1,604
Credito Emiliano	4,286	38
Credito Valtellinese*	305,256	43
Danieli & C Officine Meccaniche	669	18
Danieli & C Officine Meccaniche RSP	2,570	47
Datalogic	1,158	36
Davide Campari-Milano	51,707	391
De’ Longhi	3,035	90
DiaSorin	1,067	96
doBank (A)	3,802	54
Ei Towers	928	52
El.En.	474	19
Enav (A)	16,201	86
Enel	153,337	941
Eni	199,755	3,518
ERG	3,518	84
EXOR	2,009	144
Falck Renewables	6,160	16
Ferrari	2,314	278
Fiat Chrysler Automobiles*	19,906	406
Fila	607	13
Fincantieri	28,316	42
FinecoBank Banca Fineco	20,205	244
Geox	3,289	11
Hera	36,283	133
Immobiliare Grande Distribuzione SIIQ ‡	2,060	19
Industria Macchine Automatiche	870	85
Infrastrutture Wireless Italiane (A)	12,834	102
Interpump Group	3,517	119
Intesa Sanpaolo	1,180,290	4,302
Intesa Sanpaolo RSP	16,954	64
Iren	31,236	98
Italgas	24,393	146
Italmobiliare	351	10
Juventus Football Club*	19,509	16
La Doria	707	11
Leonardo-Finmeccanica	8,091	94
Luxottica Group	31,705	1,972
Maire Tecnimont	5,888	30
MARR	1,816	54
Mediaset*	24,396	93
Mediobanca	11,501	135
Moncler	8,476	323
OVS (A)	9,853	60
Piaggio & C	202,113	561
Poste Italiane (A)	9,120	83
Prysmian	3,844	121
RAI Way (A)	4,576	25
Recordati	2,132	79

Description	Shares	Value (000)
Reply	988	$55
Safilo Group*	1,581	8
Saipem*	176,313	691
Salini Impregilo	10,123	30
Salvatore Ferragamo	2,673	74
Saras	24,143	53
Snam	422,592	1,942
Societa Cattolica di Assicurazioni SC	7,623	81
Societa Iniziative Autostradali e Servizi	3,996	75
Sogefi*	2,114	8
Tamburi Investment Partners	2,427	18
Technogym (A)	4,689	55
Telecom Italia*	219,934	208
Telecom Italia RSP	118,219	99
Tenaris	8,740	151
Terna Rete Elettrica Nazionale	26,985	158
Tod’s	534	39
UniCredit	98,964	2,070
Unione di Banche Italiane	52,627	241
Unipol Gruppo	20,262	99
UnipolSai	19,210	46
Vittoria Assicurazioni	926	14
Yoox Net-A-Porter Group, Cl A*	2,672	124
Zignago Vetro	1,102	11

		26,158

Japan – 14.8%
77 Bank	3,600	86
ABC-Mart	1,200	79
Achilles	500	10
Acom*	7,800	35
Activia Properties ‡	30	134
Adastria	1,300	27
ADEKA	4,900	88
Advance Residence Investment ‡	62	158
Advantest	8,000	168
Aeon	11,100	198
Aeon Delight	2,400	87
Aeon Fantasy	300	15
AEON Financial Service	8,000	187
AEON Investment ‡	73	77
Aeon Mall	2,100	44
Ai Holdings	1,900	53
Aica Kogyo	2,700	100
Aichi	2,400	16
Aichi Bank	200	10
Aichi Steel	600	25
Aida Engineering	3,100	38
Aiful*	16,700	56
Ain Holdings	1,300	102
Air Water	2,600	51
Aisan Industry	2,000	21
Aisin Seiki	3,400	186
Ajinomoto	9,900	180
Akatsuki*	200	10
Akebono Brake Industry*	3,800	10
Akita Bank	1,000	27
Alfresa Holdings	31,100	700
Alpen	1,000	22
Alpine Electronics	2,200	42
Alps Electric	3,400	85

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Amada Holdings	5,800	$71
Amano	3,200	86
Amuse	400	11
ANA Holdings	2,000	78
Anest Iwata	1,000	11
Anicom Holdings*	700	29
Anritsu	7,000	86
AOKI Holdings	2,400	37
Aomori Bank	1,100	34
Aoyama Trading	2,300	91
Aozora Bank	2,300	92
Arata	300	17
Arcland Sakamoto	1,500	24
Arcland Service Holdings	600	14
Arcs	2,400	58
Ardepro	8,400	6
Ariake Japan	1,000	80
As One	900	58
Asahi Diamond Industrial	2,200	23
Asahi Glass	3,700	157
Asahi Group Holdings	10,200	550
Asahi Holdings	1,500	28
Asahi Intecc	4,600	186
Asahi Kasei	23,500	314
Asics	3,300	62
ASKA Pharmaceutical	700	11
ASKUL	1,300	44
Astellas Pharma	48,700	746
Ateam	400	9
Atom	3,900	35
Autobacs Seven	3,700	69
Avex	1,800	26
Awa Bank	9,000	59
Axial Retailing	900	34
Azbil	9,200	435
Bando Chemical Industries	2,200	25
Bank of Iwate	1,000	40
Bank of Kyoto	1,100	62
Bank of Nagoya	800	30
Bank of Okinawa	1,400	60
Bank of Saga	500	11
Bank of the Ryukyus	2,300	36
Belc	600	35
Bell System24 Holdings	1,100	16
Belluna	2,500	29
Benefit One	1,600	44
Benesse Holdings	1,500	54
Bic Camera	5,100	81
BML	1,200	31
Bridgestone	17,000	749
Broadleaf	3,600	18
Bronco Billy	400	14
Brother Industries	4,600	107
Bunka Shutter	3,200	31
Calbee	1,500	51
Canon	109,700	4,013
Canon Electronics	800	18
Canon Marketing Japan	2,800	76
Capcom	4,400	102
Casio Computer	16,800	248
Cawachi	400	10
Central Glass	2,000	46
Central Japan Railway	2,740	523

Description	Shares	Value (000)
Chiba Bank	21,000	$172
Chiyoda	8,500	80
Chiyoda	900	22
Chiyoda Integre	500	12
Chofu Seisakusho	1,300	31
Chubu Electric Power	11,800	169
Chubu Shiryo	600	12
Chudenko	2,000	54
Chugai Pharmaceutical	4,000	203
Chugoku Bank	10,800	129
Chugoku Electric Power	4,700	57
Chugoku Marine Paints	3,300	33
Chukyo Bank	400	9
Ci:z Holdings	1,400	70
Citizen Holdings	14,900	105
CKD	2,700	59
Clarion	5,000	15
CMIC Holdings	500	13
CMK	2,600	20
Coca-Cola Bottlers Japan Holdings	2,400	100
cocokara fine	900	63
COLOPL	2,600	23
Colowide	3,100	72
Comforia Residential ‡	26	61
COMSYS Holdings	5,500	146
Concordia Financial Group	30,400	172
CONEXIO	1,200	26
COOKPAD	2,500	14
Cosel	800	11
Cosmo Energy Holdings	2,900	94
Cosmos Pharmaceutical	500	102
Create Restaurants Holdings	1,600	19
Create SD Holdings	1,500	39
Credit Saison	2,600	43
CROOZ*	500	10
CyberAgent	5,200	270
CYBERDYNE*	2,000	29
DA Consortium Holdings	1,200	28
Dai Nippon Printing	4,500	94
Daibiru	2,800	33
Daicel	4,900	54
Dai-Dan	100	2
Daido Metal	1,100	13
Daido Steel	1,400	71
Daifuku	3,800	226
Daihen	5,000	38
Daiho	3,000	17
Daiichi Jitsugyo	400	12
Dai-ichi Life Holdings	80,500	1,490
Daiichi Sankyo	10,300	345
Daiichikosho	1,900	100
Daiken	600	14
Daikin Industries	32,200	3,577
Daikokutenbussan	200	10
Daikyo	1,800	36
Daikyonishikawa	2,000	33
Dainichiseika Color & Chemicals Manufacturing	600	25
Daio Paper	3,800	53
Daiseki	2,000	56
Daishi Bank	1,500	67
Daito Trust Construction	1,300	222
Daiwa House Industry	14,000	541

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Daiwa House Investment, Cl A ‡	34	$82
Daiwa Industries	1,100	13
Daiwa Office Investment ‡	18	104
Daiwa Securities Group	29,000	187
Daiwabo Holdings	900	39
DCM Holdings	5,100	52
Dena	2,000	36
Denka	4,400	150
Denki Kogyo	400	12
Denso	178,100	9,798
Dentsu*	3,900	172
Denyo	600	11
Descente	2,200	35
Dexerials	2,300	24
DIC	4,100	138
Digital Arts	300	12
Digital Garage	1,800	60
Dip	1,600	51
Disco	500	107
DMG Mori*	5,500	104
Don Quijote Holdings	2,300	132
Doshisha	1,200	27
Doutor Nichires Holdings	2,100	50
Dowa Holdings	2,600	94
DTS	1,100	38
Duskin	2,200	55
DyDo Group Holdings	300	19
Eagle Industry	1,000	17
Earth Chemical	700	37
East Japan Railway	15,600	1,463
Ebara	5,100	182
EDION	3,600	42
Ehime Bank	800	10
Eighteenth Bank	8,000	21
Eiken Chemical	1,800	45
Eisai	5,120	330
Eizo	800	37
Elecom	600	14
Electric Power Development	2,500	65
en-japan	1,300	74
Enplas	400	13
EPS Holdings	1,400	29
eRex	1,500	11
euglena*	3,100	30
Exedy	1,600	51
Ezaki Glico	2,200	117
F@N Communications	1,800	12
FamilyMart	1,600	134
Fancl	1,900	70
FANUC	14,980	3,826
Fast Retailing	1,000	405
FC Residential Investments ‡	65	49
FCC	1,700	48
Feed One	1,400	3
Ferrotec Holdings	3,100	79
Financial Products Group	3,400	45
Foster Electric	1,000	25
FP	1,200	78
Frontier Real Estate Investment ‡	21	86
Fudo Tetra	5,900	11
Fuji	1,000	22
Fuji Electric	10,000	69
Fuji Heavy Industries	16,000	530

Description	Shares	Value (000)
Fuji Kyuko	1,000	$26
Fuji Machine Manufacturing	3,400	66
Fuji Media Holdings	35,700	608
Fuji Oil Holdings	2,800	86
Fuji Pharma	300	14
Fuji Seal International	2,300	92
Fuji Soft	1,400	56
Fujibo Holdings	400	14
Fujicco	1,200	27
FUJIFILM Holdings	36,500	1,463
Fujikura	13,100	89
Fujimi	700	15
Fujimori Kogyo	800	29
Fujita Kanko	300	9
Fujitec	3,400	45
Fujitsu	36,000	219
Fujitsu General	3,000	54
Fujiya	500	12
Fukuda	400	25
Fukuda Denshi	300	22
Fukui Computer Holdings	300	7
Fukuoka Corp ‡	34	53
Fukuoka Financial Group	32,000	176
Fukushima Industries	700	31
Fukuyama Transporting	1,600	70
FULLCAST Holdings	1,000	25
Funai Electric*	1,300	9
Funai Soken Holdings	1,650	35
Furukawa	1,700	32
Furukawa Electric	3,500	189
Fuso Chemical	800	21
Futaba*	1,900	39
Futaba Industrial	2,500	21
Future	1,200	15
Fuyo General Lease	1,000	68
Genky DrugStores	400	-
Geo Holdings	1,400	22
Giken	500	14
Global One Real Estate Investment ‡	44	43
Glory	3,300	119
GLP J-Reit ‡	146	161
GMO internet*	3,700	80
GMO Payment Gateway	800	79
GNI Group*	5,000	25
Goldcrest	600	13
Goldwin	600	36
Gree	5,900	34
GS Yuasa	19,000	104
G-Tekt	1,100	21
GungHo Online Entertainment	19,800	66
Gunma Bank	17,000	98
Gunosy*	200	5
Gunze	900	52
Gurunavi	1,400	19
H2O Retailing	4,600	86
Hachijuni Bank	6,400	35
Hakuhodo DY Holdings	4,200	58
Halows	100	2
Hamakyorex	600	20
Hamamatsu Photonics	2,700	104
Hankyu Hanshin Holdings	4,400	165
Hankyu Reit ‡	27	34

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Hanwa	1,800	$75
Harmonic Drive Systems	1,400	80
Haseko	13,700	211
Hazama Ando	8,600	65
HEALIOS*	200	4
Hearts United Group	700	11
Heiwa	2,900	57
Heiwa Real Estate	2,200	43
Heiwa Real Estate ‡	49	47
Heiwado	1,600	39
Hibiya Engineering	1,200	22
Hiday Hidaka	840	21
Hikari Tsushin	400	65
Hino Motors	4,300	56
Hiramatsu	1,700	8
Hirata	1,000	92
Hirose Electric	7,980	1,105
Hiroshima Bank	19,000	145
HIS	2,100	76
Hisamitsu Pharmaceutical	1,100	85
Hitachi	252,000	1,832
Hitachi Capital	2,600	66
Hitachi Chemical	1,800	40
Hitachi Construction Machinery	1,900	74
Hitachi High-Technologies	2,700	129
Hitachi Maxwell	1,900	36
Hitachi Metals	3,900	46
Hitachi Transport System	2,600	73
Hitachi Zosen*	8,600	45
Hodogaya Chemical	100	4
Hogy Medical	1,400	56
Hokkaido Electric Power	9,800	65
Hokkoku Bank	1,200	48
Hokuetsu Bank	1,100	24
Hokuetsu Kishu Paper	6,900	45
Hokuhoku Financial Group	6,300	87
Hokuriku Electric Power*	7,700	67
Hokuto	1,500	29
Honda Motor	211,900	7,335
Horiba	1,900	148
Hoshino Resorts ‡	10	53
Hoshizaki Electric	2,500	223
Hosiden	3,200	40
House Foods Group	3,300	109
Hoya	138,200	6,988
Hulic	5,400	59
Hulic ‡	53	81
Hyakugo Bank	12,000	58
Hyakujushi Bank	13,000	44
Ibiden	5,700	85
IBJ Leasing	1,600	45
Ichibanya	900	37
Ichigo	12,100	54
Ichikoh Industries	800	9
Ichiyoshi Securities	2,100	24
Icom	400	10
Idec	1,300	32
Idemitsu Kosan	2,700	103
IDOM	2,900	21
IHI	3,000	94
Iida Group Holdings	2,500	47
Iino Kaiun Kaisha	5,000	24
Inaba Denki Sangyo	1,600	71

Description	Shares	Value (000)
Inabata	2,600	$39
Industrial & Infrastructure Fund Investment ‡	76	85
Ines	1,100	12
Infocom	500	10
Infomart	4,800	49
Information Services International-Dentsu	400	11
Inpex	32,700	409
Internet Initiative Japan	1,700	35
Invesco Office ‡	400	57
Investors Cloud	1,000	22
Invincible Investment ‡	190	88
Iriso Electronics	1,000	61
Iseki	1,000	20
Isetan Mitsukoshi Holdings	33,600	371
Ishihara Sangyo Kaisha*	1,500	18
Istyle	1,900	27
Isuzu Motors	10,100	155
Ito En	2,800	110
ITOCHU	35,300	690
Itochu Enex	2,600	25
Itochu Techno-Solutions	5,200	108
Itochu-Shokuhin	100	5
Itoham Yonekyu Holdings	7,500	65
Itoki	1,500	10
Iwatani	1,800	67
Iyo Bank	12,200	94
Izumi	1,800	122
J Front Retailing	4,800	81
J Trust	3,200	21
JAC Recruitment	700	15
Jaccs	1,400	31
Jafco*	1,700	80
Jamco	500	10
Japan ‡	23	119
Japan Airlines	4,400	179
Japan Airport Terminal	700	27
Japan Asset Marketing*	8,600	10
Japan Aviation Electronics Industry	2,000	29
Japan Display*	16,400	31
Japan Excellent ‡	62	80
Japan Exchange Group	12,000	226
Japan Hotel ‡	190	135
Japan Investment Adviser	500	21
Japan Lifeline	2,200	63
Japan Logistics Fund ‡	40	81
Japan Material	2,700	34
Japan Petroleum Exploration	1,600	37
Japan Post Bank	7,900	107
Japan Post Holdings	84,300	1,025
Japan Prime ‡	14	51
Japan Pulp & Paper	600	25
Japan Rental Housing Investments ‡	97	75
Japan Retail Fund Investment ‡	48	93
Japan Securities Finance	6,100	38
Japan Steel Works	3,100	102
Japan Tissue Engineering*	400	-
Japan Tobacco	126,200	3,617
Japan Wool Textile	1,700	17
JCR Pharmaceuticals	600	33
JCU	800	19

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Jeol	3,000	$28
JFE Holdings	20,300	410
JGC	3,600	78
JIG-SAW*	200	7
Jimoto Holdings	5,700	10
JINS	700	39
J-Oil Mills	300	10
Joshin Denki	1,000	38
Joyful Honda	1,300	47
JSP	500	15
JSR	3,300	75
JTEKT	3,800	56
Juroku Bank	1,500	40
Justsystems	1,600	39
JVC Kenwood	8,400	28
JX Holdings	57,300	352
kabu.com Securities	8,300	29
Kadokawa Dwango	2,700	28
Kaga Electronics	700	18
Kagome	3,900	137
Kajima	17,000	160
Kakaku.com	2,600	46
Kaken Pharmaceutical	1,600	95
Kameda Seika	700	34
Kamei	800	11
Kamigumi	2,000	45
Kanamoto	1,400	47
Kandenko	5,000	57
Kaneka	5,000	50
Kanematsu	4,000	54
Kanematsu Electronics	700	20
Kansai Electric Power	13,500	177
Kansai Mirai Financial Group*	3,413	-
Kansai Paint	3,500	82
Kanto Denka Kogyo	1,800	19
Kao	52,700	3,975
Kappa Create*	1,400	17
Kasai Kogyo	1,000	13
Katakura Industries	900	12
Kato Sangyo	1,400	49
Kato Works	700	16
Kawasaki Heavy Industries	2,600	84
Kawasaki Kisen Kaisha*	4,600	107
KDDI	46,500	1,199
Keihan Holdings	1,700	53
Keihin*	2,000	41
Keikyu	4,000	70
Keio	2,000	86
Keisei Electric Railway	2,400	74
Keiyo	1,500	8
Keiyo Bank	12,000	54
Kenedix	13,300	83
Kenedix Office Investment, Cl A ‡	22	134
Kenedix Residential Investment ‡	36	52
Kenedix Retail ‡	26	57
Kenko Mayonnaise	400	13
Kewpie	5,300	146
Key Coffee	500	10
Keyence	2,100	1,317
KH Neochem	1,200	35
Kikkoman	2,800	114
Kinden	6,700	112
Kintetsu Department Store*	300	11

Description	Shares	Value (000)
Kintetsu Group Holdings	3,400	$134
Kintetsu World Express	2,000	37
Kirin Holdings	69,800	1,863
Kisoji	1,400	36
Kissei Pharmaceutical	1,700	46
Kitz	4,300	37
Kiyo Bank	3,500	57
KLab*	2,300	38
KNT-CT Holdings*	500	8
Koa	1,600	33
Kobayashi Pharmaceutical	2,500	179
Kobe Bussan	500	23
Kobe Steel*	5,600	56
Koei Tecmo Holdings	2,100	41
Kohnan Shoji	1,600	39
Koito Manufacturing	3,000	211
Kokuyo	4,300	84
Komatsu	89,000	2,977
KOMEDA Holdings	2,000	38
Komeri	1,700	46
Komori	3,000	38
Konami Holdings	1,600	81
Konica Minolta	8,100	69
Konishi	1,700	27
Konoike Transport	1,100	19
Kose	1,200	253
Koshidaka Holdings	500	35
Kotobuki Spirits	1,000	53
K’s Holdings	7,600	106
Kubota	216,100	3,795
Kumagai Gumi	1,800	57
Kumiai Chemical Industry	4,800	29
Kura	600	42
Kurabo Industries	10,000	31
Kuraray	6,900	120
Kureha	800	53
Kurita Water Industries	47,100	1,525
Kusuri no Aoki	700	51
KYB	1,000	47
Kyocera	74,100	4,185
Kyodo Printing	300	9
Kyoei Steel	1,300	22
Kyokuto Kaihatsu Kogyo	1,500	22
Kyokuto Securities	700	10
KYORIN Holdings	2,200	42
Kyoritsu Maintenance	1,600	76
Kyowa Exeo	4,500	121
Kyowa Hakko Kirin*	5,100	111
Kyudenko	2,100	103
Kyushu Electric Power	8,400	102
Kyushu Financial Group	6,700	34
Kyushu Railway	3,100	97
LaSalle Logiport ‡	65	69
Lasertec	2,000	73
Lawson	1,900	130
Leopalace21	12,600	103
Life	400	11
LIFULL	2,400	21
LINE*	800	32
Linical	700	14
Link And Motivation	1,500	18
Lintec	2,500	72
Lion	6,400	132

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
LIXIL Group	27,700	$616
LIXIL VIVA	500	10
M&A Capital Partners*	300	25
M3	3,900	180
Mabuchi Motor	900	45
Macnica Fuji Electronics Holdings	2,100	38
Macromill	1,800	56
Maeda	19,900	232
Maeda Kosen	700	11
Maeda Road Construction	3,000	60
Makino Milling Machine	5,000	48
Makita	4,800	237
Mandom	2,500	88
Mani	1,300	51
Mars Engineering	500	12
Marubeni	29,800	218
Marudai Food	5,000	24
Maruha Nichiro	2,100	66
Marui Group	12,200	246
Maruichi Steel Tube	1,200	37
Marusan Securities*	3,500	34
Maruwa	400	32
Maruwa Unyu Kikan	500	15
Maruzen Showa Unyu	2,000	10
Marvelous	1,200	10
Matsui Securities	6,300	57
Matsumotokiyoshi Holdings	7,000	298
Matsuya	1,200	17
Matsuya Foods	300	11
Max	1,000	13
Mazda Motor	10,600	142
McDonald’s Holdings Japan	1,200	57
MCJ	1,400	18
MCUBS MidCity Investment ‡	75	55
Mebuki Financial Group	17,200	67
Medipal Holdings	3,100	65
Megachips*	800	28
Megmilk Snow Brand	2,500	68
Meidensha	10,000	39
MEIJI Holdings	3,400	261
Meiko Network Japan	700	9
Meitec	1,200	66
Melco Holdings	300	10
Menicon	1,000	25
METAWATER	400	13
Micronics Japan*	1,300	14
Milbon	1,200	54
Mimasu Semiconductor Industry	600	11
Minebea	7,100	153
Ministop	500	10
Miraca Holdings	4,600	182
Mirait Holdings	3,100	50
Miroku Jyoho Service	800	23
MISUMI Group	5,000	139
Mitsuba	1,500	19
Mitsubishi	47,160	1,270
Mitsubishi Chemical Holdings	25,800	251
Mitsubishi Electric	35,600	579
Mitsubishi Estate	52,400	875
Mitsubishi Gas Chemical	3,100	75
Mitsubishi Heavy Industries	15,700	605
Mitsubishi Logisnext	1,500	13
Mitsubishi Logistics	11,500	242

Description	Shares	Value (000)
Mitsubishi Materials	1,900	$57
Mitsubishi Motors	13,200	95
Mitsubishi Pencil	2,000	45
Mitsubishi Research Institute	200	6
Mitsubishi Shokuhin	900	26
Mitsubishi Steel Manufacturing	1,000	23
Mitsubishi Tanabe Pharma	4,400	88
Mitsubishi UFJ Financial Group	263,700	1,751
Mitsubishi UFJ Lease & Finance	8,100	49
Mitsuboshi Belting	3,000	34
Mitsui	31,400	542
Mitsui Chemicals	3,200	102
Mitsui Engineering & Shipbuilding	3,800	62
Mitsui Fudosan	16,500	399
Mitsui Fudosan Logistics Park ‡	10	33
Mitsui High-Tec	1,100	16
Mitsui Mining & Smelting	2,900	129
Mitsui OSK Lines	2,000	57
Mitsui Sugar	700	27
Mitsui-Soko Holdings*	4,000	13
Miura	4,600	149
Mixi	800	30
Miyazaki Bank	800	25
Mizuho Financial Group	713,000	1,298
Mizuno	1,000	30
Mochida Pharmaceutical	700	50
Modec	800	19
Monex Group	9,800	32
MonotaRO	3,100	110
Mori Hills Investment ‡	77	97
Mori Trust Hotel ‡	10	13
Mori Trust Sogo ‡	48	71
Morinaga	1,900	84
Morinaga Milk Industry	1,800	73
Morita Holdings	1,800	34
MOS Food Services	1,600	48
MS&AD Insurance Group Holdings	36,100	1,126
Murata Manufacturing	3,500	484
Musashi Seimitsu Industry	1,200	41
Musashino Bank	1,500	48
Nabtesco*	2,100	82
Nachi-Fujikoshi	9,000	55
Nagaileben	1,500	42
Nagase	5,600	95
Nagatanien Holdings	1,000	14
Nagoya Railroad	3,200	82
Nakanishi	3,600	73
Namco Bandai Holdings	28,900	933
Namura Shipbuilding	2,000	11
Nankai Electric Railway	5,200	131
NanoCarrier*	1,600	11
Nanto Bank	1,500	41
NEC	23,000	648
NEC Capital Solutions	100	2
NEC Networks & System Integration	1,400	36
NET One Systems	4,200	62
Neturen	1,100	11
Nexon*	7,200	123
NGK Insulators	5,200	90
NGK Spark Plug	2,800	68
NH Foods	4,500	185
NHK Spring	10,800	116

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Nichias	6,000	$76
Nichicon	2,500	29
Nichiden	400	8
Nichiha	1,400	53
NichiiGakkan	1,500	17
Nichi-iko Pharmaceutical	2,400	38
Nichirei	5,900	161
Nidec	4,400	679
Nifco	4,200	142
Nihon Chouzai	300	10
Nihon Kohden	97,700	2,792
Nihon M&A Center	6,600	229
Nihon Nohyaku	1,800	11
Nihon Parkerizing	5,000	83
Nihon Trim	200	10
Nihon Unisys	3,700	80
Nikkiso	2,800	29
Nikkon Holdings	2,800	74
Nikon	31,600	573
Nintendo	2,100	939
Nippo	3,000	68
Nippon Accommodations Fund ‡	22	97
Nippon Beet Sugar Manufacturing	200	4
Nippon Building Fund ‡	25	138
Nippon Ceramic	1,100	30
Nippon Chemi-Con	700	17
Nippon Denko	4,800	15
Nippon Densetsu Kogyo	1,800	35
Nippon Electric Glass	1,400	41
Nippon Express	1,400	93
Nippon Flour Mills	2,800	44
Nippon Gas	1,800	86
NIPPON Investment ‡	19	57
Nippon Kanzai	600	12
Nippon Kayaku	7,000	87
Nippon Koei	500	15
Nippon Light Metal Holdings	30,400	80
Nippon Paint Holdings	3,200	118
Nippon Paper Industries	5,400	100
Nippon Parking Development	6,600	11
Nippon Prologis ‡	31	67
Nippon Road	200	10
Nippon Seiki	2,500	46
Nippon Sheet Glass*	4,600	37
Nippon Shinyaku	2,500	169
Nippon Shokubai	1,300	90
Nippon Signal	6,800	64
Nippon Soda	6,000	34
Nippon Steel & Sumikin Bussan	800	44
Nippon Steel & Sumitomo Metal	14,300	314
Nippon Suisan Kaisha	57,200	299
Nippon Telegraph & Telephone	45,000	2,094
Nippon Television Holdings	29,820	525
Nippon Thompson	2,300	19
Nippon Yusen	2,800	55
Nipro	6,900	102
Nishimatsu Construction	2,600	65
Nishimatsuya Chain	2,500	28
Nishi-Nippon Financial Holdings	7,000	83
Nishi-Nippon Railroad	3,000	78
Nishio Rent All	900	28
Nissan Chemical Industries*	8,700	362
Nissan Motor	43,400	450

Description	Shares	Value (000)
Nissan Shatai	4,100	$43
Nissei ASB Machine	400	28
Nissha	1,800	48
Nisshin Oillio Group	1,400	39
Nisshin Seifun Group	3,400	68
Nisshin Steel	2,500	30
Nisshinbo Holdings	7,396	100
Nissin	600	16
Nissin Electric	2,600	24
Nissin Foods Holdings	1,000	70
Nissin Kogyo	2,000	35
Nitori Holdings	1,500	263
Nitta	1,200	45
Nittetsu Mining	200	11
Nitto Boseki	1,400	30
Nitto Denko	5,100	386
Nitto Kogyo	1,100	17
Nitto Kohki	600	17
Nittoku Engineering	1,600	60
Noevir Holdings	800	59
NOF	3,500	106
Nohmi Bosai	1,200	26
Nojima	1,400	34
NOK	1,700	33
Nomura	8,200	175
Nomura Holdings	143,600	839
Nomura Real Estate Holdings	2,400	56
Nomura Real Estate Master Fund ‡	74	103
Nomura Research Institute	4,000	189
Noritake	500	22
Noritz	1,600	29
North Pacific Bank	14,600	49
NS Solutions	1,900	54
NS United Kaiun Kaisha	500	10
NSD	2,200	45
NSK	7,500	101
NTN	21,000	88
NTT Data	92,800	974
NTT DOCOMO	33,700	860
NTT Urban Development	37,200	455
NuFlare Technology	200	13
Obara Group	600	35
Obayashi	84,900	935
Obic	3,360	284
OBIC Business Consultants	600	38
Odakyu Electric Railway	5,700	116
Ogaki Kyoritsu Bank	1,600	41
Ohsho Food Service	1,000	49
Oiles	700	15
Oita Bank	800	30
Oji Holdings	15,000	97
Okabe	1,100	10
Okamoto Industries	3,000	30
Okamura	3,400	46
Okasan Securities Group	8,000	48
Oki Electric Industry	4,400	58
Okinawa Electric Power	1,920	54
OKUMA	1,200	71
Okumura	1,600	63
Okuwa	1,000	10
Olympus	83,400	3,181
Omron	82,200	4,831
OncoTherapy Science*	5,000	10

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Ono Pharmaceutical	7,400	$238
Onward Holdings	28,600	249
Open House	1,700	105
Optex Group	1,200	31
Oracle Japan*	1,200	100
Orient	21,900	35
Oriental Land	4,100	421
ORIX	24,500	441
Orix JREIT ‡	129	201
Osaka Gas	7,000	139
Osaka Soda	800	21
Osaka Steel	1,000	20
OSAKA Titanium Technologies	700	13
Osaki Electric	1,500	11
OSG	3,800	87
OSJB Holdings	4,700	13
Otsuka	1,800	92
Otsuka Holdings*	12,600	633
Outsourcing*	4,000	70
Oyo	700	10
Pacific Industrial	2,400	32
Pacific Metals*	700	21
Pack	500	19
PAL GROUP Holdings	400	11
PALTAC	1,400	77
Panasonic	41,100	589
Paramount Bed Holdings	900	46
Parco	800	11
Park24	1,800	49
Pasona Group	400	9
PC Depot	1,400	9
Penta-Ocean Construction	14,300	106
Pepper Food Service	700	32
PeptiDream*	3,900	214
Persol Holdings	9,500	276
PIA	100	-
Pigeon	6,000	272
Pilot	1,800	101
Piolax	1,400	37
Pioneer*	15,600	26
Plenus	1,000	19
Pola Orbis Holdings	1,600	67
Premier Investment ‡	74	78
Press Kogyo	5,300	32
Pressance	2,000	30
Prestige International	2,000	24
Prima Meat Packers	7,000	40
Proto	600	9
Qol	600	12
Raito Kogyo	2,600	28
Rakuten	17,900	148
Recruit Holdings	29,600	737
Relia	1,700	21
Relo Group	5,600	157
Renesas Electronics*	49,200	496
Rengo	9,100	79
Resona Holdings	227,240	1,221
Resorttrust	4,200	89
Ricoh	68,800	678
Ricoh Leasing	900	30
Riken	500	28
Riken Keiki	200	-
Riken Vitamin	300	12

Description	Shares	Value (000)
Ringer Hut	1,100	$26
Rinnai	1,000	95
Riso Kagaku	1,300	24
Rock Field	700	15
Rohm	1,700	161
Rohto Pharmaceutical	5,000	141
Rokko Butter	500	11
Roland DG	500	11
Round One	3,500	56
Royal Holdings*	1,600	43
Ryobi	1,400	37
Ryohin Keikaku	900	302
Ryosan	1,300	47
Ryoyo Electro	800	13
S Foods	700	29
Sac’s Bar Holdings	800	9
Saizeriya	1,500	43
Sakai Chemical Industry	600	16
Sakai Moving Service	500	26
Sakata INX	2,000	30
Sakata Seed	1,600	56
San ju San Financial Group*	300	-
San-A, Cl A	1,000	58
San-Ai Oil	2,800	41
SanBio*	800	25
Sanden Holdings*	1,000	14
Sangetsu	3,300	68
San-In Godo Bank	7,700	69
Sanken Electric	6,000	45
Sanki Engineering	1,800	20
Sankyo	800	28
Sankyo Tateyama	800	12
Sankyu	2,600	130
Sanrio	2,600	47
Santen Pharmaceutical	7,100	119
Sanwa Holdings	10,300	133
Sanyo Chemical Industries	700	33
Sanyo Denki	400	31
Sanyo Special Steel	1,200	30
Sapporo Holdings	3,400	100
Sato Holdings	1,400	45
Sawai Pharmaceutical	3,600	159
SBI Holdings	3,500	82
SCREEN Holdings	2,100	191
SCSK	6,200	269
Secom	8,300	618
Sega Sammy Holdings	3,200	52
Seibu Holdings	4,400	77
Seikagaku	2,100	38
Seiko Epson	5,500	95
Seiko Holdings	1,600	38
Seino Holdings	7,000	130
Seiren	2,500	46
Sekisui Chemical	20,700	363
Sekisui House ‡	50	67
Sekisui House	10,700	197
Sekisui House Residential Investment ‡	55	60
Sekisui Jushi	2,200	48
Sekisui Plastics	1,000	11
Senko	14,200	111
Senshu Ikeda Holdings	13,300	51
Septeni Holdings	3,700	13

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Seria	1,900	$94
Seven & i Holdings	35,100	1,509
Seven Bank	10,700	34
Sharp*	2,700	81
Shibuya	800	29
Shiga Bank	12,000	61
Shikoku Bank	2,400	34
Shikoku Chemicals	2,000	30
Shikoku Electric Power	8,600	104
Shima Seiki Manufacturing	1,200	84
Shimachu	2,300	73
Shimadzu	7,700	213
Shimamura	400	50
Shimano	1,900	275
Shimizu	50,700	453
Shindengen Electric Manufacturing	400	26
Shin-Etsu Chemical	37,000	3,868
Shin-Etsu Polymer	1,700	18
Shinko Electric Industries	3,600	27
Shinko Plantech	1,300	12
Shinmaywa Industries	4,000	33
Shinnihon	1,300	14
Shinsei Bank	2,800	44
Shionogi	5,360	279
Ship Healthcare Holdings	2,400	86
Shiseido*	9,300	602
Shizuoka Bank	9,000	87
Shizuoka Gas	2,800	25
SHO-BOND Holdings	2,400	179
Shochiku	600	85
Shoei Foods	500	19
Showa	2,400	41
Showa Denko	6,900	288
Showa Sangyo	1,200	31
Showa Shell Sekiyu	3,500	48
Siix	1,600	34
Sinfonia Technology	2,000	7
Sinko Industries	1,100	17
Sintokogio	1,700	18
SKY Perfect JSAT Holdings	7,800	35
Skylark	5,300	76
SMC	1,100	450
SMK	2,000	8
SMS	1,700	73
Sodick	2,200	29
SoftBank Group	19,400	1,451
Sogo Medical	1,000	28
Sohgo Security Services	1,900	93
Sojitz	62,300	199
Solasto	600	16
Sompo Holdings	19,900	805
Sony	27,900	1,364
Sony Financial Holdings	6,000	110
Sosei Group*	800	66
Sotetsu Holdings	3,800	102
Sparx Group	5,200	14
Square Enix Holdings	4,400	199
ST	300	6
St. Marc Holdings	1,100	32
Stanley Electric	2,800	106
Star Micronics	1,600	30
Start Today	3,300	86
Starts	1,600	44

Description	Shares	Value (000)
Starzen	200	$10
Stella Chemifa	400	12
Studio Alice*	400	10
Sugi Holdings	1,900	107
SUMCO	4,200	110
Sumitomo	22,300	374
Sumitomo Bakelite	9,000	80
Sumitomo Chemical	38,200	223
Sumitomo Dainippon Pharma	13,800	231
Sumitomo Densetsu	600	12
Sumitomo Electric Industries	20,000	306
Sumitomo Forestry	6,900	112
Sumitomo Heavy Industries	2,000	77
Sumitomo Metal Mining	4,500	187
Sumitomo Mitsui Construction	8,440	50
Sumitomo Mitsui Financial Group	59,500	2,524
Sumitomo Mitsui Trust Holdings	11,400	467
Sumitomo Osaka Cement	19,000	84
Sumitomo Realty & Development	7,000	262
Sumitomo Riko	2,200	22
Sumitomo Rubber Industries	3,100	57
Sumitomo Seika Chemicals	400	19
Sumitomo Warehouse	7,000	47
Sun Frontier Fudousan	1,000	11
Sundrug	2,300	108
Suntory Beverage & Food	6,200	303
Suruga Bank	3,000	42
Sushiro Global Holdings*	800	39
Suzuken	1,300	55
Suzuki Motor	6,500	353
Sysmex	3,020	279
Systena	700	28
T Hasegawa	600	11
T&D Holdings	13,000	208
Tachi-S, Cl S	1,800	32
Tadano	5,200	79
Taihei Dengyo Kaisha	1,000	25
Taiheiyo Cement	2,200	80
Taiho Kogyo, Cl A	700	10
Taikisha	1,400	46
Taisei	3,700	190
Taisho Pharmaceutical Holdings	600	59
Taiyo Holdings	900	39
Taiyo Nippon Sanso*	2,000	30
Taiyo Yuden	5,500	93
Takamatsu Construction Group	400	11
Takara Bio	2,600	53
Takara Holdings	8,300	92
Takara Leben	3,200	14
Takara Standard	2,100	36
Takasago International	700	21
Takasago Thermal Engineering	2,700	50
Takashimaya	5,000	48
Takeda Pharmaceutical	13,100	638
Takeuchi Manufacturing	1,800	40
Takuma	4,100	45
Tamron	600	13
Tanseisha	1,400	17
Tatsuta Electric Wire and Cable	1,700	10
Tayca	500	13
TDK	4,200	375
TechnoPro Holdings	4,700	284
Teijin	3,300	63

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Teikoku Sen-I, Cl I	800	$15
Tekken	400	12
Tenma	1,000	19
Terumo	114,200	5,958
T-Gaia	1,100	31
THK	2,100	88
TIS	4,100	164
TKC	1,200	49
Toa	500	11
Toagosei	5,800	69
Tobu Railway	3,800	116
TOC	3,100	26
Tocalo	2,400	29
Tochigi Bank	5,300	21
Toda	11,000	80
Toei	400	43
Toei Animation	600	20
Toenec	400	12
Toho	3,100	103
Toho Bank	11,700	45
Toho Gas	1,400	44
Toho Holdings	2,500	60
Toho Titanium	1,400	16
Toho Zinc	600	28
Tohoku Electric Power	52,600	714
Tokai	800	17
Tokai Carbon	9,700	145
TOKAI Holdings	4,700	47
Tokai Rika	2,800	57
Tokai Tokyo Financial Holdings	11,400	79
Token	400	40
Tokio Marine Holdings	21,100	959
Tokushu Tokai Paper	300	12
Tokuyama	3,200	102
Tokyo Broadcasting System
Holdings	2,000	43
Tokyo Century	2,100	132
Tokyo Dome	4,800	46
Tokyo Electric Power Holdings*	28,300	111
Tokyo Electron	3,900	719
Tokyo Gas	12,600	337
Tokyo Ohka Kogyo	1,900	69
Tokyo Seimitsu	2,000	81
Tokyo Steel Manufacturing	4,700	38
Tokyo Tatemono	3,800	58
Tokyo TY Financial Group	1,400	34
Tokyotokeiba	700	26
Tokyu ‡	49	67
Tokyu	10,200	161
Tokyu Construction	4,500	49
Tokyu Fudosan Holdings	9,000	65
TOMONY Holdings	7,000	32
Tomy	4,500	46
Topcon	5,300	104
Toppan Forms	3,100	34
Toppan Printing	9,000	74
Topre	1,800	53
Topy Industries	800	23
Toray Industries	80,700	768
Toridoll Holdings	1,100	41
Torii Pharmaceutical	500	13
Tosei	1,200	14
Toshiba*	122,000	355

Description	Shares	Value (000)
Toshiba Machine	7,000	$49
Toshiba Plant Systems & Services	2,400	53
Toshiba TEC	7,000	42
Tosho	600	23
Tosoh	5,700	113
Totetsu Kogyo	1,400	44
TOTO	2,600	136
Towa Bank	2,000	27
Towa Pharmaceutical	500	32
Toyo Construction	4,300	20
Toyo Engineering*	1,000	10
Toyo Ink SC Holdings	11,000	69
Toyo Kanetsu	300	9
Toyo Kohan	2,100	14
Toyo Seikan Group Holdings	21,000	313
Toyo Suisan Kaisha	9,500	376
Toyo Tanso	500	16
Toyo Tire & Rubber	5,400	93
Toyobo	4,500	89
Toyoda Gosei	1,100	25
Toyota Boshoku	3,600	74
Toyota Industries	4,000	242
Toyota Motor	91,300	5,944
Toyota Tsusho	3,900	132
TPR	1,200	34
Trancom	300	21
Transcosmos*	1,100	28
Trend Micro	4,100	242
Trusco Nakayama	2,100	52
Trust Tech	100	-
TS Tech	2,500	100
TSI Holdings	4,000	29
Tsubaki Nakashima	3,300	86
Tsubakimoto Chain	7,000	57
Tsugami	3,000	39
Tsukishima Kikai	1,700	24
Tsukuba Bank	3,100	10
Tsukui	2,100	16
Tsumura	3,000	105
Tsuruha Holdings	700	101
Tsurumi Manufacturing	600	11
TV Asahi Holdings	1,200	26
UACJ	1,700	44
Ube Industries	5,500	162
UKC Holdings	600	12
Ulvac	2,000	115
Unicharm*	7,300	212
Union Tool	300	11
Unipres	2,100	48
UNITED	500	20
United Arrows	1,200	45
United Super Markets Holdings	2,900	31
United Urban Investment ‡	60	94
Unitika*	2,500	16
Universal Entertainment*	1,200	55
Unizo Holdings	900	22
Ushio	11,700	157
USS	5,100	105
UT Group*	2,200	72
V Technology	200	59
Valor Holdings	2,000	54
Vector*	1,000	23
Vital KSK Holdings	1,200	12

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
VT Holdings	3,200	$17
Wacoal Holdings	2,500	73
Wacom*	7,300	36
Wakita	1,600	18
Warabeya Nichiyo Holdings	400	10
WATAMI	800	10
Welcia Holdings	2,300	104
West Japan Railway	22,200	1,574
World Holdings	200	9
Wowow	100	3
W-Scope	1,300	18
Xebio Holdings	1,400	28
Yahagi Construction	1,200	9
Yahoo Japan	27,500	130
Yakult Honsha	2,100	157
Yakuodo	400	15
YAMABIKO	1,600	21
Yamada Denki	83,800	508
Yamagata Bank	1,600	36
Yamaguchi Financial Group	4,000	50
Yamaha	3,200	140
Yamaha Motor	5,400	161
YA-MAN	1,100	26
Yamanashi Chuo Bank	8,000	33
Yamato Holdings	20,720	521
Yamato Kogyo	2,000	55
Yamazaki Baking	2,300	48
Yamazen	3,200	33
Yaoko	1,100	59
Yaskawa Electric	4,800	221
Yellow Hat	600	18
Yodogawa Steel Works	1,200	32
Yokogawa Bridge Holdings	1,300	28
Yokogawa Electric	3,900	79
Yokohama Reito	1,200	12
Yokohama Rubber*	2,000	46
Yondoshi Holdings	700	18
Yonex	2,800	16
Yorozu	700	12
Yoshinoya Holdings	3,400	68
Yuasa Trading*	1,000	33
Yume No. Machi Souzou Iinkai	600	13
Yumeshin Holdings	1,500	17
Yurtec	2,100	17
Yushin Precision Equipment	800	13
Zenkoku Hosho	2,400	105
Zenrin	1,950	41
Zensho Holdings	4,900	113
Zeon	8,700	127
ZERIA Pharmaceutical	1,700	34
ZIGExN*	2,500	23
Zojirushi	2,400	35

		218,820

Kenya – 0.0%
East African Breweries	70,678	186
Equity Group Holdings	275,700	147

		333

Luxembourg – 0.1%
O’Key Group GDR	54,998	110
RTL Group	702	58

Description	Shares	Value (000)
Ternium ADR	46,079	$1,497

		1,665

Malaysia – 0.3%
Allianz Malaysia	7,300	22
Brem Holding	213,616	49
Heineken Malaysia	10,000	54
Hong Leong Bank	17,900	87
Hong Leong Industries	5,500	16
Insas	330,800	71
Kenanga Investment Bank	85,500	13
KSL Holdings*	551,500	134
Lion Industries*	217,100	51
Malayan Banking	193,300	526
Malaysia Airports Holdings	85,700	197
Malaysian Pacific Industries	29,400	66
MISC	92,100	168
Nestle Malaysia	1,600	63
Padini Holdings	564,500	634
Petron Malaysia Refining & Marketing	121,500	271
Petronas Chemicals Group	286,200	605
Shell Refining Federation of Malaya	63,000	125
Tenaga Nasional	108,400	453
Tropicana	47	-
Uchi Technologies	119,200	82
Unisem	1,138,600	725
ViTrox	67,000	94

		4,506

Mexico – 0.4%
Fomento Economico Mexicano ADR	2,358	216
Grupo Aeroportuario del Pacifico, Cl B	80,400	794
Grupo Elektra DE	6,636	186
Grupo Financiero Banorte, Cl O	374,800	2,292
Grupo Financiero Inbursa, Cl O	175,720	291
Grupo Lala, Cl B	276,826	377
Grupo Televisa ADR	37,304	595
Industrias Bachoco	58,034	304
Nemak (A)	550,331	452
Vitro	18,814	62

		5,569

Netherlands – 3.2%
Aalberts Industries	5,022	257
ABN AMRO Group (A)	8,127	244
Accell Group	1,190	26
Aegon	34,253	231
AerCap Holdings*	2,602	132
Akzo Nobel	61,356	5,807
Altice, Cl A*	10,860	90
AMG Advanced Metallurgical Group	1,376	62
APERAM	2,673	128
Arcadis	3,785	75
ArcelorMittal	30,733	979
ASM International	2,389	175
ASML Holding	9,190	1,827
ASR Nederland	7,417	318
Basic-Fit* (A)	1,573	46

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
BE Semiconductor Industries	1,849	$190
BinckBank	1,954	11
Boskalis Westminster	180,762	5,302
Brunel International	766	14
Coca-Cola European Partners	3,170	132
Corbion	2,960	90
Eurocommercial Properties ‡	2,862	118
Euronext (A)	2,875	212
Flow Traders (A)	1,443	61
ForFarmers	816	11
Fugro*	92,986	1,236
Galapagos*	2,165	217
Gemalto*	4,382	268
Heineken	18,311	1,973
Heineken Holding	2,217	228
IMCD Group	2,653	164
ING Groep	421,187	7,136
Intertrust (A)	3,412	71
Kendrion	579	24
Koninklijke Ahold Delhaize	57,120	1,358
Koninklijke BAM Groep	10,282	48
Koninklijke DSM	3,371	336
Koninklijke KPN	276,502	832
Koninklijke Philips	40,243	1,543
Koninklijke Volkerwessels	2,661	73
Koninklijke Vopak	1,277	63
NN Group	5,879	262
NSI ‡	1,170	49
OCI*	3,700	86
Philips Lighting (A)	5,747	216
PostNL	20,980	79
Randstad Holding	64,132	4,239
RELX	160,296	3,325
Royal Dutch Shell, Cl A	20,877	665
SBM Offshore	254,585	4,084
SIF Holding	523	12
Takeaway.com* (A)	943	50
TKH Group	1,987	128
TomTom*	6,266	58
Unibail-Rodamco ‡	1,846	422
Unilever	30,620	1,722
Vastned Retail ‡	1,155	55
Wereldhave ‡	2,081	80
Wessanen	3,888	78
Wolters Kluwer	5,552	295

		48,013

New Zealand – 0.2%
a2 Milk*	32,914	296
Air New Zealand	27,934	66
Argosy Property	42,827	31
Auckland International Airport	16,577	73
Chorus	21,743	63
Contact Energy	46,285	177
Fisher & Paykel Healthcare	10,108	97
Fletcher Building	12,176	53
Freightways	9,444	52
Genesis Energy	25,186	43
Goodman Property Trust ‡	49,179	47
Infratil	22,938	51
Kiwi Property Group ‡	71,972	70
Mercury NZ	10,455	24
Meridian Energy	24,236	50

Description	Shares	Value (000)
Metlifecare	9,307	$39
New Zealand Refining	7,242	12
Precinct Properties New Zealand ‡	53,513	50
Ryman Healthcare	7,269	56
SKY Network Television	143,782	238
SKYCITY Entertainment Group	34,982	99
Spark New Zealand	138,866	336
Summerset Group Holdings	10,884	55
Trade Me Group	22,642	73
Z Energy	18,164	92

		2,243

Norway – 0.8%
Akastor*	6,259	12
Aker, Cl A	1,293	73
Aker BP	5,618	152
Aker Solutions*	7,544	41
Atea	4,074	67
Austevoll Seafood	4,906	49
Axactor*	62,022	21
B2Holding	7,247	18
Bakkafrost P	20,558	1,132
Borr Drilling*	19,296	96
Borregaard	5,268	50
BW LPG* (A)	3,303	15
BW Offshore*	4,079	22
DNB	37,670	732
DNO*	32,542	51
Entra (A)	5,500	75
Europris (A)	9,027	29
Evry (A)	5,654	22
Frontline*	3,849	17
Gaming Innovation Group*	15,179	12
Gjensidige Forsikring	3,498	64
Golden Ocean Group	3,874	31
Grieg Seafood*	2,312	21
Hexagon Composites	3,456	10
Hoegh LNG Holdings	2,572	14
IDEX*	20,459	11
Kongsberg Automotive*	22,873	26
Leroy Seafood Group	15,607	97
Marine Harvest	7,711	155
Nordic Nanovector*	1,782	11
Nordic Semiconductor*	6,624	40
Norsk Hydro	24,477	143
Norway Royal Salmon	572	12
Norwegian Air Shuttle*	1,343	29
Norwegian Finans Holding*	5,293	60
Norwegian Property	7,924	10
Ocean Yield	1,825	15
Odfjell Drilling*	1,699	7
Opera Software*	5,434	12
Orkla	14,311	154
Petroleum Geo-Services*	15,069	47
Protector Forsikring*	3,416	37
REC Silicon*	90,910	17
Salmar	2,642	109
Sbanken (A)	3,864	36
Scatec Solar (A)	2,842	17
Schibsted, Cl A	7,944	224
Schibsted, Cl B	9,644	247
Selvaag Bolig	2,183	11
SpareBank 1 Nord Norge	5,094	41

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Sparebank 1 Oestlandet	1,584	$17
SpareBank 1 SMN	6,403	67
Statoil	43,132	1,020
Stolt-Nielsen	1,401	17
Storebrand	23,130	191
Subsea 7*	13,736	176
Telenor	14,114	321
TGS NOPEC Geophysical	5,102	126
Wallenius Wilhelmsen Logistics, Cl B*	5,325	38
XXL (A)	5,035	52
Yara International	134,117	5,715

		12,134

Panama – 0.0%
Avianca Holdings ADR	5,261	45

Peru – 0.2%
Cia de Minas Buenaventura ADR	24,430	372
Credicorp	9,200	2,089

		2,461

Philippines – 0.1%
Bloomberry Resorts*	1,080,300	298
Cebu Air	177,710	323
Lopez Holdings	910,100	90
Metro Retail Stores Group	612,000	40
Pepsi-Cola Products Philippines	214,000	12
PLDT	10,380	294
San Miguel	144,580	371
San Miguel Pure Foods	3,390	39

		1,467

Poland – 0.3%
CD Projekt	56,273	1,801
Grupa Lotos	60,862	942
Jastrzebska Spolka Weglowa*	6,115	145
Polski Koncern Naftowy Orlen	64,848	1,599
Polskie Gornictwo Naftowe i Gazownictwo	242,424	400
Powszechna Kasa Oszczednosci Bank Polski*	17,956	213

		5,100

Portugal – 0.1%
Altri SGPS	3,105	21
Banco Comercial Portugues, Cl R*	501,953	169
Banco Espirito Santo* (B)	46,916	-
Corticeira Amorim SGPS*	1,669	21
CTT-Correios de Portugal	7,572	29
EDP-Energias de Portugal	45,474	173
Galp Energia	9,239	175
Jeronimo Martins	4,973	91
Mota-Engil SGPS	3,895	16
Navigator	11,556	68
NOS SGPS	13,416	79
REN - Redes Energeticas Nacionais SGPS	17,280	53
Semapa-Sociedade de Investimento e Gestao	862	20
Sonae SGPS	32,660	44

		959

Description	Shares	Value (000)
Qatar – 0.2%
Barwa Real Estate	142,526	$1,315
Mannai	745	11
Ooredoo QPSC	63,688	1,447
Qatar Islamic Bank SAQ	11,934	321
Qatar National Bank SAQ	10,797	387
United Development QSC	36,420	149

		3,630

Russia – 0.3%
Lukoil PJSC ADR	1,285	89
Magnit PJSC	5,140	416
Magnitogorsk Iron & Steel Works PJSC GDR	6,569	65
PhosAgro PJSC GDR	46,015	624
Sberbank of Russia PJSC ADR	199,470	3,738

		4,932

Singapore – 2.2%
Accordia Golf Trust	27,900	14
Ascendas ‡	48,800	98
Ascendas Hospitality Trust ‡	21,400	13
Ascott Residence Trust ‡	64,800	56
Asian Pay Television Trust	72,100	29
Best World International	10,900	15
Boustead Singapore	15,300	10
Bumitama Agri	19,400	11
Cache Logistics Trust ‡	55,106	35
CapitaLand	47,700	132
CapitaLand Commercial Trust ‡	44,774	63
CapitaLand Mall Trust ‡	43,300	69
CapitaLand Retail China Trust ‡	32,600	39
CDL Hospitality Trusts ‡	42,400	55
China Aviation Oil Singapore	8,600	10
Chip Eng Seng	18,600	14
City Developments	6,900	69
ComfortDelGro	38,000	60
COSCO Shipping International Singapore*	45,000	17
Dairy Farm International Holdings	16,800	134
DBS Group Holdings	269,734	5,757
Delfi	266,600	298
ESR-REIT ‡	43,009	18
Ezion Holdings*	129,800	16
Far East Hospitality Trust ‡	30,900	16
First Real Estate Investment Trust ‡	28,800	30
First Resources	29,700	38
Frasers Centrepoint Trust ‡	30,000	50
Frasers Commercial Trust ‡	35,994	39
Frasers Logistics & Industrial Trust ‡	62,300	52
Genting Singapore	118,600	98
GL	194,600	116
Golden Agri-Resources	140,800	38
Great Eastern Holdings	38,100	864
Haw Par	29,112	278
Hongkong Land Holdings	558,900	3,861
Hutchison Port Holdings Trust, Cl U	95,600	28
Indofood Agri Resources	2,600	1
Japfa	23,900	8
Jardine Cycle & Carriage	1,733	46

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Jardine Matheson Holdings	93,700	$5,789
Jardine Strategic Holdings	4,200	162
Keppel	27,900	167
Keppel ‡	94,700	87
Keppel DC ‡	52,500	58
Keppel Infrastructure Trust	211,600	86
Lippo Malls Indonesia Retail Trust ‡	97,300	29
M1	19,900	26
Manulife US ‡	42,000	39
Mapletree Commercial Trust ‡	94,300	113
Mapletree Greater China Commercial Trust ‡	94,500	83
Mapletree Industrial Trust ‡	69,400	108
Mapletree Logistics Trust ‡	93,360	88
NetLink NBN Trust*	222,400	138
Noble Group*	54,580	3
OUE	18,200	25
OUE Hospitality Trust ‡	55,400	35
Oversea-Chinese Banking	57,872	571
Parkway Life ‡	20,000	43
QAF	5,100	4
Raffles Medical Group	43,200	38
RHT Health Trust	21,500	13
Riverstone Holdings	12,500	10
Sabana Shari’ah Compliant Industrial ‡	34,300	11
SATS	12,900	51
Sembcorp Industries	18,500	44
Sembcorp Marine	38,300	66
Sheng Siong Group	19,400	14
SIIC Environment Holdings*	29,800	11
Silverlake Axis	31,400	13
Singapore Airlines	9,400	78
Singapore Exchange	13,600	77
Singapore Post	74,200	78
Singapore Press Holdings	27,000	52
Singapore Technologies Engineering	31,100	86
Singapore Telecommunications	1,191,200	3,071
Soilbuild Business Space ‡	28,000	14
SPH ‡	38,400	29
Starhill Global ‡	81,100	45
StarHub	9,600	17
Suntec ‡	43,900	64
United Engineers	25,500	50
United Industrial	16,648	41
United Overseas Bank	395,618	8,359
UOL Group	8,985	59
Venture	13,900	301
Wilmar International	27,000	66
Wing Tai Holdings	24,600	39
Yangzijiang Shipbuilding Holdings	41,800	39
Yanlord Land Group	37,300	48
Yoma Strategic Holdings	59,500	19

		33,152

South Africa – 2.0%
African Rainbow Minerals	5,037	43
Alviva Holdings	10,469	19
Anglo American	30,091	703
Anglo American Platinum	13,174	361
Astral Foods	3,160	84
Bid	71,773	1,567

Description	Shares	Value (000)
Bidvest Group	136,046	$2,588
Capitec Bank Holdings	23,424	1,725
Cie Financiere Richemont	41,636	376
Exxaro Resources	29,020	268
FirstRand	440,033	2,496
Grindrod*	236,207	274
Kumba Iron Ore	12,528	301
MMI Holdings	135,434	253
Mondi	67,496	1,842
MTN Group	46,987	473
Murray & Roberts Holdings	129,650	151
Naspers, Cl N	13,787	3,413
Old Mutual	115,736	396
Peregrine Holdings	189,232	336
RMB Holdings	18,769	122
Sasol	111,050	3,792
Standard Bank Group	188,005	3,480
Telkom	187,775	845
Tiger Brands	115,849	3,641
Tsogo Sun Holdings	116,937	230
Wilson Bayly Holmes-Ovcon	9,970	131

		29,910

South Korea – 3.0%
CJ O Shopping	1,379	290
CKH Food & Health*	86,012	57
Dae Han Flour Mills	86	14
Daeyang Electric*	3,787	51
Dongyang E&P	10,103	110
Global Standard Technology	6,254	60
GS Home Shopping	1,461	259
Hana Financial Group	20,093	865
Hite Jinro	14,163	297
Hyundai Elevator	8,777	659
Hyundai Motor	5,127	692
KCC Engineering & Construction	4,249	31
KT	17,542	452
KT ADR	11,862	163
Kwangju Bank	5,257	54
LG	10,469	855
LG Chemical	4,596	1,681
LG Display	945	23
LG Electronics	21,753	2,259
LG Uplus	46,249	537
LOTTE Himart	3,321	230
Lotte Shopping	2,054	454
Moorim Paper	35,210	106
POSCO	5,514	1,758
POSCO ADR	72,000	5,677
S-1, Cl 1	4,511	405
Sam Young Electronics	1,907	22
Samsung Electronics	6,820	15,896
Samsung Fire & Marine Insurance	4,116	1,038
SeAH Holdings	225	29
Shinhan Financial Group	66,110	2,815
SK Hynix	49,968	3,819
SK Telecom	9,902	2,145
Systems Technology	2,746	59
UIL	6,402	38
Zeus	2,028	30

		43,930

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Spain – 1.8%
Abertis Infraestructuras	12,910	$290
Acciona	1,357	103
Acerinox	41,228	576
ACS Actividades de Construccion y Servicios	4,531	177
Aena SME (A)	1,294	261
Almirall	3,195	38
Amadeus IT Group, Cl A	74,760	5,536
Applus Services	7,178	93
Atresmedia de Medios de Comunicacion	4,549	43
Banco Bilbao Vizcaya Argentaria	125,651	997
Banco de Sabadell	96,472	197
Banco Santander	1,288,187	8,426
Bankia	168,866	759
Bankinter	12,548	129
Bolsas y Mercados Espanoles SHMSF	4,006	136
CaixaBank	67,456	322
Cellnex Telecom (A)	7,647	205
Cia de Distribucion Integral Logista Holdings	2,099	44
CIE Automotive	4,473	160
Codere*	2,424	27
Construcciones y Auxiliar de Ferrocarriles	1,029	53
Distribuidora Internacional de Alimentacion	32,016	136
Ebro Foods	3,513	89
Enagas	4,413	121
Ence Energia y Celulosa	7,406	56
Endesa	5,925	131
Euskaltel (A)	4,421	37
Faes Farma	14,866	54
Ferrovial	8,914	187
Financiera Alba	582	35
Fomento de Construcciones y Contratas*	3,976	49
Gas Natural SDG	6,721	160
Gestamp Automocion* (A)	21,195	172
Global Dominion Access* (A)	2,132	12
Grifols	8,768	249
Grupo Catalana Occidente	1,907	83
Hispania Activos Inmobiliarios SOCIMI ‡	5,992	127
Iberdrola	109,633	808
Indra Sistemas*	6,263	87
Industria de Diseno Textil	20,623	646
Inmobiliaria Colonial Socimi ‡	14,853	172
International Consolidated Airlines Group	10,622	92
Lar Espana Real Estate Socimi ‡	4,951	59
Liberbank*	114,772	63
Mapfre	18,908	63
Mediaset Espana Comunicacion	28,120	286
Melia Hotels International	5,755	82
Merlin Properties Socimi ‡	17,849	274
Miquel y Costas & Miquel	572	25
Neinor Homes* (A)	4,233	80
NH Hotel Group	10,986	87
Obrascon Huarte Lain*	5,918	25
Papeles y Cartones de Europa	2,544	44

Description	Shares	Value (000)
Pharma Mar*	9,923	$20
Prosegur Cia de Seguridad	18,286	140
Realia Business*	8,256	11
Red Electrica	7,999	165
Repsol	23,205	413
Sacyr	19,582	52
Saeta Yield	2,503	38
Siemens Gamesa Renewable Energy*	4,308	69
Talgo (A)	5,020	33
Tecnicas Reunidas	1,714	51
Telefonica	88,132	874
Telepizza Group* (A)	4,776	31
Tubacex*	4,499	19
Unicaja Banco (A)	43,080	75
Viscofan	12,116	838
Zardoya Otis	9,926	100

		26,092

Sweden – 1.4%
AAK	1,494	132
AcadeMedia* (A)	2,398	16
AF, Cl B	3,778	82
Ahlsell (A)	16,729	105
Alfa Laval	5,469	130
Alimak Group (A)	1,701	26
Arjo	11,651	34
Assa Abloy, Cl B	102,588	2,217
Atlas Copco, Cl A	12,373	537
Atlas Copco, Cl B	7,353	287
Attendo (A)	5,472	52
Avanza Bank Holding	1,231	65
Axfood	5,606	96
Bergman & Beving, Cl B	1,105	11
Betsson	6,109	46
Bilia, Cl A	4,285	38
BillerudKorsnas	8,637	134
BioGaia, Cl B	824	42
Biotage	2,802	24
Boliden	4,977	175
Bonava, Cl B	4,433	61
Bravida Holding (A)	9,344	67
Bufab	1,307	17
Bure Equity	2,535	28
Byggmax Group	3,223	16
Camurus*	670	9
Capio (A)	7,251	37
Castellum	12,733	208
Catena Media*	1,581	21
Cherry*	2,522	19
Clas Ohlson, Cl B	1,973	21
Cloetta, Cl B	11,083	42
Collector*	901	7
Com Hem Holding	7,457	121
D Carnegie, Cl B*	1,837	27
Dios Fastigheter	5,544	37
Dometic Group (A)	14,595	134
Dustin Group (A)	2,977	26
Elanders, Cl B	808	8
Electrolux	4,459	141
Elekta, Cl B	18,599	199
Eltel* (A)	6,171	19
Essity, Cl B	87,171	2,410
Evolution Gaming Group (A)	1,023	56

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Fabege	6,734	$146
Fastighets Balder, Cl B*	4,997	126
Fingerprint Cards, Cl B*	15,443	15
Getinge, Cl B	4,220	48
Granges	3,918	46
Gunnebo	1,909	7
Haldex	2,147	22
Hansa Medical*	1,513	43
Hemfosa Fastigheter	8,219	100
Hennes & Mauritz, Cl B	17,899	269
Hexagon, Cl B	4,870	290
Hexpol	11,886	110
Hoist Finance (A)	3,722	34
Holmen, Cl B	2,561	139
Hufvudstaden, Cl A	5,701	85
Humana	1,453	8
Husqvarna, Cl B	7,257	70
ICA Gruppen	1,493	53
Industrivarden, Cl C	2,909	68
Indutrade	4,450	116
Intrum Justitia	4,114	117
Investment Oresund*	1,426	22
Investor, Cl B	8,440	374
Inwido	2,957	26
ITAB Shop Concept	1,376	6
JM	3,694	84
KappAhl	3,435	11
Kindred Group	11,004	152
Kinnevik	4,329	156
Klovern, Cl B	31,775	39
Kungsleden	10,543	71
L E Lundbergforetagen, Cl B	722	52
LeoVegas (A)	3,366	29
Lindab International	3,608	27
Loomis, Cl B	3,709	134
Lundin Petroleum	3,250	82
Mekonomen	1,374	23
Millicom International Cellular	6,389	437
Modern Times Group, Cl B	12,164	494
Munters Group (A)	3,292	19
Mycronic	3,321	43
NCC, Cl B	4,039	77
NetEnt*	9,260	47
New Wave Group, Cl B	1,968	13
Nibe Industrier, Cl B	17,310	164
Nobia	6,234	56
Nobina (A)	5,789	38
Nolato, Cl B	1,047	77
Nordea Bank	98,278	1,050
Oriflame Holding	2,008	97
Pandox, Cl B	3,864	69
Paradox Interactive	1,136	17
Peab	9,155	83
Probi*	325	17
Ratos, Cl B	11,922	47
RaySearch Laboratories*	1,189	18
Recipharm, Cl B*	2,366	28
Resurs Holding (A)	5,447	39
Rezidor Hotel Group*	2,640	7
Saab, Cl B	4,440	202
Sandvik	69,567	1,275
SAS*	4,281	10
Scandi Standard	1,887	13
Scandic Hotels Group (A)	4,385	42

Description	Shares	Value (000)
Securitas, Cl B	12,617	$214
Skandinaviska Enskilda Banken, Cl A	28,543	300
Skanska, Cl B	6,335	130
SKF, Cl B	7,253	149
SkiStar	1,147	23
SSAB, Cl A	10,992	62
SSAB, Cl B	34,211	158
Starbreeze, Cl B*	11,079	13
Svenska Cellulosa, Cl B	30,638	328
Svenska Handelsbanken, Cl A	106,222	1,330
Sweco, Cl B	3,426	71
Swedbank, Cl A	16,753	376
Swedish Match	12,822	582
Swedish Orphan Biovitrum*	7,775	139
Tele2, Cl B	6,271	75
Telefonaktiebolaget LM Ericsson, Cl B	56,954	363
Telia	53,191	250
Thule Group (A)	5,327	115
Tobii*	4,961	19
Trelleborg, Cl B	12,240	308
Victoria Park, Cl B	3,607	14
Vitrolife	674	48
Volati	1,272	6
Volvo, Cl B	28,810	529
Wallenstam, Cl B	9,515	87
Wihlborgs Fastigheter	3,763	87

		21,435

Switzerland – 6.5%
ABB	34,740	827
Adecco Group	18,511	1,319
Allreal Holding	654	108
ALSO Holding	215	28
ams	4,005	420
APG SGA	77	33
Arbonia*	1,881	34
Aryzta*	4,712	105
Ascom Holding	1,936	41
Autoneum Holding	161	44
Bachem Holding, Cl B	214	28
Baloise Holding	906	139
Banque Cantonale Vaudoise	154	125
Barry Callebaut	108	211
Basilea Pharmaceutica*	649	45
Bell Food Group	83	32
BKW	568	38
Bobst Group	447	50
Bossard Holding	308	63
Bucher Industries	441	185
Burckhardt Compression Holding	155	49
Burkhalter Holding	263	31
Cembra Money Bank	1,516	135
Chocoladefabriken Lindt & Sprungli	2	145
Chocoladefabriken Lindt & Sprungli PC	19	118
Cie Financiere Richemont	97,591	8,778
Clariant	4,104	98
Coca-Cola	3,545	131
Comet Holding	363	50
Conzzeta	73	87
COSMO Pharmaceuticals	360	50

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Credit Suisse Group	45,795	$771
Daetwyler Holding	425	81
DKSH Holding	3,743	304
dormakaba Holding	171	134
Dufry*	690	90
EFG International	4,680	38
Emmi	110	90
EMS-Chemie Holding	160	101
Feintool International Holding	78	9
Ferguson	4,694	355
Flughafen Zurich	1,007	223
Forbo Holding	63	88
Galenica (A)	3,720	197
GAM Holding	7,820	132
Geberit	4,288	1,896
Georg Fischer	204	274
Givaudan	171	390
Gurit Holding	15	12
Helvetia Holding	552	329
Huber + Suhner	637	36
Idorsia*	6,038	146
Implenia	815	65
Inficon Holding	81	50
Intershop Holding	41	22
Julius Baer Group	4,286	264
Kardex	337	46
Komax Holding	201	58
Kudelski	1,932	20
Kuehne + Nagel International	8,334	1,313
LafargeHolcim	100,593	5,506
Landis+Gyr Group*	1,747	136
LEM Holding	37	62
Leonteq*	489	28
Logitech International	26,982	991
Lonza Group	1,383	327
Meyer Burger Technology*	26,356	31
Mobilezone Holding	1,082	14
Mobimo Holding	381	101
Molecular Partners*	442	12
Nestle	217,997	17,234
Novartis	194,468	15,697
OC Oerlikon	10,756	191
Orior	188	16
Panalpina Welttransport Holding	541	68
Pargesa Holding	651	58
Partners Group Holding	313	233
PSP Swiss Property	2,083	203
Rieter Holding	183	36
Roche Holding	48,467	11,124
Schindler Holding	349	73
Schindler Holding	741	160
Schmolz + Bickenbach*	18,207	14
Schweiter Technologies	53	63
SFS Group	880	104
SGS	101	248
Siegfried Holding	192	65
Sika	40	314
Sonova Holding	3,733	592
St. Galler Kantonalbank	142	79
Straumann Holding	200	127
Sulzer	700	92
Sunrise Communications Group (A)	1,739	146
Swatch Group	1,102	92

Description	Shares	Value (000)
Swatch Group BR	17,041	$7,540
Swiss Life Holding	588	210
Swiss Prime Site	1,401	135
Swiss Re	5,946	606
Swisscom	497	247
Swissquote Group Holding	355	22
Tecan Group	833	176
Temenos Group	3,053	367
u-blox Holding	332	60
UBS Group	451,375	7,938
Valiant Holding	841	99
Valora Holding	148	51
VAT Group (A)	1,383	234
Vifor Pharma	908	140
Vontobel Holding	1,210	75
VZ Holding	148	40
Ypsomed Holding	182	28
Zehnder Group	301	14
Zur Rose Group*	317	36
Zurich Insurance Group	10,245	3,370

		96,706

Taiwan – 1.9%
Advanced Semiconductor Engineering ADR	57,421	417
AU Optronics ADR	548,947	2,509
Chroma ATE	138,000	860
Delta Electronics	144,516	651
Giant Manufacturing	46,718	247
PChome Online*	94,587	528
Taiwan Semiconductor Manufacturing	350,000	2,973
Taiwan Semiconductor Manufacturing ADR	384,237	16,815
Teco Electric and Machinery	875,387	726
United Microelectronics ADR	498,001	1,290
Yungtay Engineering	492,000	934

		27,950

Thailand – 0.9%
Advanced Information Technology	26,800	25
Airports of Thailand	947,500	2,016
Bangchak NVDR	160,900	190
Bangkok Bank	147,100	1,013
Bangkok Bank NVDR	21,200	135
Banpu NVDR	496,500	317
BEC World	472,300	192
CP ALL	1,023,100	2,865
Kasikornbank	46,200	316
KGI Securities Thailand NVDR	747,900	114
MFEC NVDR	160,200	23
PTT NVDR	161,700	2,871
PTT Exploration & Production NVDR	6,800	25
PTT Global Chemical	103,200	314
PTT Global Chemical NVDR	395,300	1,205
Sansiri	1,538,500	82
Star Petroleum Refining NVDR	1,491,400	782
Syntec Construction NVDR	2,826,500	457
Thai Oil NVDR	340,100	990

		13,932

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Turkey – 0.7%
Akbank Turk	172,787	$422
Albaraka Turk Katilim Bankasi	44,267	18
Anadolu Cam Sanayii	44,656	39
Dogan Sirketler Grubu Holding*	1,398,951	476
Eregli Demir ve Celik Fabrikalari	712,468	1,893
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	20,606	76
KOC Holding	318,941	1,322
Torunlar Gayrimenkul Yatirim Ortakligi ‡	460,682	339
Turk Hava Yollari*	368,130	1,822
Turkiye Garanti Bankasi	863,056	2,403
Turkiye Sise ve Cam Fabrikalari	421,191	555
Ulker Biskuvi Sanayi	53,064	296
Vestel Elektronik Sanayi ve Ticaret*	49,464	149

		9,810

United Arab Emirates – 0.0%
Aldar Properties PJSC	979,657	568

United Kingdom – 14.9%
3i Group	105,935	1,281
888 Holdings	23,422	89
AA	30,247	34
Abcam	23,754	413
Acacia Mining*	9,546	19
Admiral Group	31,327	813
Advanced Medical Solutions Group	10,453	46
Aggreko	303,089	3,121
Alfa Financial Software Holdings* (A)	4,455	21
Allied Minds*	13,370	20
Amerisur Resources*	53,259	12
Anglo American	287,693	6,680
Antofagasta	49,050	633
AO World*	14,060	23
Arrow Global Group	8,590	42
Ascential	20,930	122
Ashmore Group	20,781	111
Ashtead Group	9,561	262
ASOS*	2,837	278
Associated British Foods	6,842	239
Assura ‡	115,658	96
AstraZeneca	23,776	1,631
Auto Trader Group (A)	52,318	258
AVEVA Group	3,460	93
Aviva	74,831	523
B&M European Value Retail	43,017	237
Babcock International Group	4,743	45
BAE Systems	173,429	1,420
Balfour Beatty	35,443	134
Bank of Ireland Group	11,295	98
Barclays	1,640,548	4,780
Barratt Developments	38,412	286
BBA Aviation	51,421	232
Beazley	26,649	214
Bellway	6,196	266
Berkeley Group Holdings	2,472	131
BGEO Group*	8,665	434
BHP Billiton	322,204	6,342
Biffa (A)	14,037	39

Description	Shares	Value (000)
Big Yellow Group ‡	7,606	$91
Blue Prism Group*	2,533	50
Bodycote	10,261	129
boohoo.com*	32,919	69
Bovis Homes Group	6,642	106
BP	614,871	4,141
Brewin Dolphin Holdings	15,759	76
British American Tobacco	43,493	2,518
British American Tobacco ADR	3,308	191
British Land ‡	17,223	156
Britvic	18,048	173
BT Group, Cl A	157,439	503
BTG*	19,523	186
Bunzl	54,435	1,605
Burberry Group	7,851	187
Burford Capital	9,426	178
Cairn Energy*	30,803	90
Cairn Homes*	45,134	101
Capita	92,688	187
Capital & Counties Properties	37,563	144
Card Factory	16,784	45
Carnival	59,644	3,840
Centamin	54,789	119
Central Asia Metals	6,997	31
Centrica	101,591	203
Chemring Group	18,662	53
Cineworld Group	52,385	174
Civitas Social Housing ‡	10,035	14
Clinigen Group	5,927	74
Close Brothers Group	16,491	332
CMC Markets (A)	5,271	13
Cobham*	1,555,589	2,689
Compass Group	378,178	7,719
ConvaTec Group (A)	274,314	771
Conviviality	8,687	12
Costain Group	5,842	38
Countryside Properties (A)	18,292	81
Countrywide*	7,213	11
Crest Nicholson Holdings	13,231	85
CRH	3,314	112
Croda International	3,180	204
CVS Group	3,170	43
CYBG	43,723	181
Daily Mail & General Trust, Cl A	62,680	569
Dairy Crest Group	7,519	54
Dart Group	4,407	51
DCC	11,315	1,044
De La Rue	5,418	39
Debenhams	62,228	18
Dechra Pharmaceuticals	8,635	319
Derwent London ‡	5,343	233
Devro	60,282	166
DFS Furniture	9,602	25
Diageo	358,385	12,100
Dialight*	996	7
Dialog Semiconductor*	3,938	94
Dignity	2,731	34
Diploma	6,481	104
Direct Line Insurance Group	26,869	144
Dixons Carphone	48,694	128
Domino’s Pizza Group	24,888	116
Drax Group	20,466	79
DS Smith	54,765	363

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Dunelm Group	5,192	$38
easyJet	24,055	545
EI Group*	25,883	42
Electrocomponents	22,984	194
Elementis	23,287	97
Elis	4,062	100
EMIS Group	3,112	35
Empiric Student Property ‡	25,834	30
EnQuest*	64,935	27
Equiniti Group (A)	18,712	79
Essentra	13,483	80
esure Group	16,869	52
Evraz	17,783	109
Experian	230,794	4,988
Faroe Petroleum*	12,437	19
Fenner	9,648	82
Ferrexpo	15,336	53
Fevertree Drinks	4,663	172
Firstgroup*	64,607	75
Forterra (A)	9,207	38
Fresnillo	3,858	69
G4S	257,594	897
Galliford Try	4,042	48
GB Group	6,324	36
Genus	3,115	102
GKN	31,215	203
GlaxoSmithKline	92,355	1,800
Glencore	418,529	2,071
Global Ports Investments GDR*	163,578	631
Globaltrans Investment GDR	40,160	478
Go-Ahead Group	2,167	53
Gocompare.Com Group	12,466	20
Grafton Group	11,482	124
Grainger	21,591	88
Great Portland Estates ‡	13,309	124
Greencore Group	35,982	67
Greene King	16,492	109
Greggs	5,053	87
GVC Holdings	47,637	614
Halfords Group	10,640	49
Halma	19,813	328
Hammerson ‡	15,380	116
Hansteen Holdings ‡	17,517	31
Hargreaves Lansdown	5,058	116
Hastings Group Holdings (A)	13,244	49
Hays	380,809	1,010
Helical	4,205	19
Hikma Pharmaceuticals	7,437	126
Hill & Smith Holdings	3,688	69
Hiscox	14,479	296
Hochschild Mining	11,971	34
HomeServe	116,052	1,206
Hon Hai Precision Industry GDR	143,541	900
Hostelworld Group (A)	4,521	24
Hotel Chocolat Group	2,456	12
Howden Joinery Group	32,681	212
HSBC Holdings	374,781	3,505
Hunting*	6,977	66
Hurricane Energy*	77,676	35
Ibstock (A)	19,158	76
IG Group Holdings	70,769	794
IMI	103,740	1,580
Imperial Brands	21,686	738

Description	Shares	Value (000)
Inchcape	71,415	$694
Indivior*	35,915	206
Informa	98,601	995
Inmarsat	23,899	122
InterContinental Hotels Group	3,267	196
Intermediate Capital Group	14,710	204
International Personal Finance	99,682	323
Intertek Group	37,056	2,429
Intu Properties ‡	44,832	131
Investec	12,086	94
iomart Group	3,109	16
IQE*	40,510	73
ITE Group	13,661	30
ITV	412,438	837
IWG	33,983	109
J D Wetherspoon	4,480	72
J Sainsbury	29,700	99
Jackpotjoy*	2,897	33
JD Sports Fashion	23,200	110
John Laing Group (A)	31,577	119
John Menzies	4,386	39
John Wood Group	41,469	314
Johnson Matthey	3,577	153
Jupiter Fund Management	67,190	446
Just Eat*	77,467	762
Just Group	30,799	59
Kainos Group	2,707	13
KAZ Minerals*	12,346	150
KCOM Group	25,392	33
Keller Group	3,711	45
Kerry Group, Cl A	2,986	303
Keywords Studios	2,790	58
Kier Group	5,030	66
Kingfisher	39,552	163
Kingspan Group	7,851	333
Laird	24,385	68
Lancashire Holdings	10,620	86
Land Securities Group ‡	13,488	178
Legal & General Group	110,280	400
Lloyds Banking Group	8,445,267	7,673
London Stock Exchange Group	5,859	340
LondonMetric Property ‡	33,253	83
Lonmin*	12,070	10
Lookers	16,438	20
Luceco (A)	3,510	3
Lukoil PJSC ADR	5,391	374
Majestic Wine	2,479	14
Man Group	81,556	196
Marks & Spencer Group	31,551	120
Marshalls	10,387	61
Marston’s	34,963	49
McCarthy & Stone (A)	63,332	128
Mediclinic International	6,673	56
Meggitt	15,281	93
Melrose Industries	98,404	320
Merlin Entertainments (A)	259,811	1,264
Metro Bank*	3,886	192
Micro Focus International	2,401	33
Micro Focus International ADR	5,456	77
Mitchells & Butlers	10,986	38
Mitie Group	18,791	42
Mondi	6,679	180
Moneysupermarket.com Group	104,826	422

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Morgan Advanced Materials	14,553	$65
N Brown Group	8,686	22
National Express Group	44,675	242
National Grid	83,478	937
NCC Group	12,432	33
NewRiver ‡	14,334	58
NEX Group	93,883	1,292
Next	2,671	178
NMC Health	4,254	203
Non-Standard Finance (A)	105,590	93
Northgate	8,027	38
Nostrum Oil & Gas*	3,702	15
Ocado Group*	27,126	203
Old Mutual	92,737	312
On the Beach Group (A)	4,403	33
OneSavings Bank	10,554	55
Ophir Energy*	35,297	26
Oxford Instruments	2,830	29
Paddy Power Betfair	5,949	609
Pagegroup	37,649	284
Pan African Resources	86,747	9
Paragon Banking Group	14,346	95
Pearson	15,355	162
Pendragon	64,794	21
Pennon Group	20,250	183
Persimmon	5,600	199
Petra Diamonds*	25,399	23
Petrofac	27,348	195
Pets at Home Group	92,326	219
Phoenix Group Holdings	18,656	200
Photo-Me International	15,143	35
Playtech	34,334	355
Plus500	4,138	66
Polypipe Group	9,679	47
Premier Foods*	25,884	14
Premier Oil*	23,548	23
Primary Health Properties ‡	29,743	46
Provident Financial*	38,750	371
Prudential	118,796	2,977
Purplebricks Group*	10,473	46
PZ Cussons	16,517	53
QinetiQ Group	28,318	82
Randgold Resources	1,746	144
Rank Group	9,405	27
Rathbone Brothers	2,551	88
RDI ‡	74,092	33
Reckitt Benckiser Group	89,491	7,587
Redde	16,074	38
Redrow	12,446	104
RELX	105,969	2,182
Renewi	39,435	41
Renishaw	1,926	122
Rentokil Initial	94,574	361
Restaurant Group	9,592	34
Restore	6,121	47
Rhi Magnesita	224	14
Rightmove	33,808	2,065
Rio Tinto	91,077	4,608
Rolls-Royce Holdings	295,029	3,620
Rotork	70,461	282
Royal Bank of Scotland Group*	68,806	251
Royal Dutch Shell, Cl A	81,995	2,579
Royal Dutch Shell, Cl B	318,029	10,197

Description	Shares	Value (000)
Royal Mail	17,413	$132
RPC Group	20,913	228
RPS Group	11,843	42
RSA Insurance Group	19,813	175
SafeCharge International Group	2,887	12
Safestore Holdings ‡	10,995	76
Saga	59,448	94
Sage Group	19,611	176
Samsung Electronics GDR	4,860	5,618
Savills	7,536	104
Scapa Group	7,435	51
Schroder ‡	14,710	12
Schroders	2,419	109
Segro ‡	18,544	157
Senior	22,243	94
Serco Group*	382,274	474
Severn Trent	4,605	119
Shaftesbury ‡	12,053	166
Shire	16,685	831
SIG	30,237	58
Sirius Minerals*	198,656	85
Sky	37,981	692
Smart Metering Systems	5,144	53
Smith & Nephew	24,993	468
Smiths Group	110,436	2,354
Soco International	7,102	9
Softcat	6,095	58
SolGold*	30,651	9
Sophos Group (A)	14,715	90
Sound Energy, Cl A*	34,244	22
South32	5,924	15
Spectris	72,815	2,761
Spirax-Sarco Engineering	3,777	306
Spire Healthcare Group (A)	15,002	44
Sports Direct International*	11,796	61
SSE	19,355	346
SSP Group	147,050	1,265
St. James’s Place	37,505	574
St. Modwen Properties	10,025	54
Staffline Group	768	10
Stagecoach Group	116,247	216
Standard Chartered	156,216	1,567
Standard Life Aberdeen	51,311	260
Standard Life Investment Property Income Trust ‡	21,212	27
State Bank of India GDR	53,780	2,079
Stobart Group	16,271	50
Stock Spirits Group	8,523	30
SuperGroup	2,748	60
Synthomer	13,541	91
TalkTalk Telecom Group	36,366	59
Tate & Lyle	24,743	190
Taylor Wimpey	63,534	165
Ted Baker	1,694	59
Telecom Plus	3,257	56
Telford Homes	4,691	27
Telit Communications	5,676	12
Tesco	2,402,313	6,957
Thomas Cook Group	509,692	849
TP ICAP	29,195	183
Travis Perkins	293,344	5,090
Tritax Big Box ‡	70,661	143
TUI	44,814	962

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

Description	Shares	Value (000)
Tullow Oil*	70,259	$194
UBM	19,972	263
UDG Healthcare	12,737	156
Ultra Electronics Holdings	4,154	81
Unilever	48,864	2,707
UNITE Group ‡	13,431	150
United Utilities Group	13,207	132
Vectura Group*	30,948	34
Vedanta Resources	4,030	40
Vesuvius	11,153	92
Victoria*	6,230	65
Victrex	10,135	367
Virgin Money Holdings UK	14,963	55
Vodafone Group	598,226	1,635
Watkin Jones	7,565	19
Weir Group	105,086	2,950
WH Smith	32,619	892
Whitbread	3,334	173
William Hill	43,186	201
WM Morrison Supermarkets	43,324	130
Workspace Group ‡	6,322	88
WPP	368,445	5,858
ZPG (A)	29,845	141

		221,277

United States – 1.2%
Consumer Discretionary – 0.0%
SodaStream International*	948	87

Consumer Staples – 0.0%
Coca-Cola European Partners	1,100	46

Industrials – 0.4%
Caesarstone*	1,222	24
Canadian National Railway	64,975	4,751
Copa Holdings, Cl A	11,800	1,518
Kornit Digital*	1,466	19

		6,312

Information Technology – 0.4%
CyberArk Software*	1,606	82
Genpact	12,433	397
InterXion Holding*	3,730	232
Ituran Location and Control	923	29
NXP Semiconductors*	6,359	744
Orbotech*	2,343	146
Wix.com*	1,702	135
Yandex, Cl A*	107,619	4,245

		6,010

Materials – 0.2%
Southern Copper	55,424	3,003

		15,458

Total Common Stock (Cost $1,239,609) (000)		1,421,073

Preferred Stock — 1.1% (D)
Alpargatas	242,098	1,228
Banco Bradesco ADR*	521,047	6,195

Description	Shares	Value (000)
Banco do Estado do Rio Grande do Sul	103,400	$635
Bayerische Motoren Werke	1,082	101
Biotest	1,045	34
Draegerwerk & KGaA	522	50
FUCHS PETROLUB	1,216	66
Henkel & KGaA	3,380	445
Itau Unibanco Holding	157,700	2,467
Itausa - Investimentos Itau	184,534	777
Jungheinrich	2,620	116
Petroleo Brasileiro*	412,700	2,676
Porsche Automobil Holding	2,940	244
Sartorius	1,797	251
Schaeffler	3,028	47
Sixt	857	66
Volkswagen	8,246	1,644

Total Preferred Stock (Cost $12,903) (000)		17,042

Rights — 0.0%

	Number of Rights
Altran Technologies, Expires 4/12/2018*	7,745	13
Anima Holding, Expires 4/16/2018*	11,268	4
Freedom Foods Group, Expires 4/10/2018*	382	-
Galliford Try, Expires 4/17/2018*	1,347	5
Immobiliare Grande Distribuzione
SIIQ, Expires 4/16/2018*	2,060	2
Primary Health Properties, Expires 4/20/2018*	1,749	-
Provident Financial, Expires 4/12/2018*	23,760	125
Starbreeze, Expires 4/13/2018*	11,079	-

Total Rights (Cost $249) (000)		149

	Shares
Exchange Traded Fund — 0.0%
P2P Global Investments*	4,390	47

Total Exchange Traded Fund (Cost $43) (000)		47

Short-Term Investment — 2.4%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.510% (E)	35,169,847	35,170
Total Short-Term Investment (Cost $35,170) (000)		35,170

Total Investments In Securities — 99.4% (Cost $1,287,974) (000)		$1,473,481

Percentages are based on Net Assets of $1,482,502 (000).

KP International Equity Funds

Schedule of Investments

March 31, 2018 (unaudited)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Index E-MINI	186	Jun-2018	$18,836	$18,606	$(230)
S&P TSX 60 Index	11	Jun-2018	1,572	1,547	(22)

			$20,408	$20,153	$(252)

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at March 31, 2018 was $11,471 (000) and represents 0.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2018, was $0 (000) and represented 0.0% of Net Assets.
(C)	Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 31, 2018, was $0 (000) and represented 0.0% of Net Assets.
(D)	Currently, no stated interest rate.
(E)	The rate reported is the 7-day effective yield as of March 31, 2018.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1		Level 2	Level 3^	Total
Common Stock
Argentina	1,835		-	-	1,835
Australia	77		43,967	-	44,044
Austria	-		2,992	-	2,992
Belgium	-		9,625	-	9,625
Brazil	19,353		-	-	19,353
Canada	63,945		77	-	64,022
Chile	4,089		-	-	4,089
China	26,108		3,184	-	29,292
Colombia	1,227		-	-	1,227
Czech Republic	-		499	-	499
Denmark	23		21,606	-	21,629
Egypt	-		91	-	91
Finland	-		11,842	-	11,842
France	57		96,459	-	96,516
Germany	84		83,164	-	83,248
Greece	-		3,587	-	3,587
Hong Kong	428		88,529	-	88,957
Hungary	-		2,312	-	2,312
India	4,046		31,122	-	35,168
Indonesia	-		8,309	-	8,309
Ireland	592		7,721	-	8,313
Israel	3,699		2,169	-	5,868
Italy	67		26,091	-	26,158
Japan	117		218,703	-	218,820
Kenya	-		333	-	333
Luxembourg	1,497		168	-	1,665
Malaysia	-		4,506	-	4,506
Mexico	5,569		-	-	5,569
Netherlands	1,038		46,975	-	48,013
New Zealand	47		2,196	-	2,243
Norway	57		12,077	-	12,134
Panama	45		-	-	45
Peru	2,461		-	-	2,461
Philippines	39		1,428	-	1,467
Poland	-		5,100	-	5,100
Portugal	-		959	-	959
Qatar	-		3,630	-	3,630
Russia	1,136		3,796	-	4,932
Singapore	509		32,643	-	33,152
South Africa	-		29,910	-	29,910
South Korea	5,840		38,090	-	43,930
Spain	-		26,092	-	26,092
Sweden	8		21,427	-	21,435
Switzerland	16		96,690	-	96,706
Taiwan	21,030		6,920	-	27,950
Thailand	-		13,932	-	13,932
Turkey	-		9,810	-	9,810
United Arab Emirates	-		568	-	568
United Kingdom	5,878		215,399	-	221,277
United States	15,458		-	-	15,458

Total Common Stock	186,375		1,234,698	-	1,421,073

Preferred Stock	$17,042		$-	$-	$17,042
Rights	5		144	-	149
Exchange Traded Fund	47		-	-	47
Short-Term Investment	35,170		-	-	35,170

Total Investments in Securities	$238,639		$1,234,841	$-	$1,473,481

Other Financial Instruments	Level 1		Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(252	) $	-	$-	$(252)

Total Other Financial Instruments	$(252	) $	-	$-	$(252)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended March 31, 2018, securities with a total value of $106 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. For the period ended March 31, 2018, securities with a total value of $1,234,841 (000) transferred from Level 1 to Level 2. For the period ended March 31, 2018 there were no transfers in and out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

KP Fixed Income Fund Schedule of Investments March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 27.5%
U.S. Treasury Bonds
5.375%, 02/15/31	$1,000	$1,280
5.000%, 05/15/37	2,240	2,952
4.750%, 02/15/37	10,315	13,203
4.625%, 02/15/40	500	640
4.375%, 02/15/38	900	1,107
3.875%, 08/15/40	500	579
3.750%, 11/15/43	6,500	7,424
3.625%, 02/15/44	1,250	1,401
3.500%, 02/15/39	3,300	3,626
3.375%, 05/15/44	6,000	6,453
3.000%, 05/15/47 - 02/15/48	10,842	10,899
2.875%, 11/15/46	6,344	6,222
2.750%, 11/15/47 - 08/15/47	23,264	22,239
2.500%, 05/15/46	834	758
2.250%, 08/15/46	3,450	2,972
U.S. Treasury Notes
3.625%, 02/15/20	1,750	1,793
3.500%, 05/15/20	750	768
3.375%, 11/15/19	1,000	1,018
3.125%, 05/15/19	1,500	1,515
2.750%, 02/15/28 - 02/28/25	18,265	18,291
2.625%, 02/28/23 - 08/15/20	20,502	20,573
2.500%, 03/31/23 - 08/15/23	12,677	12,591
2.375%, 01/31/23 - 05/15/27	24,341	24,194
2.250%, 02/29/20 - 03/31/21	45,712	44,973
2.125%, 12/31/22 - 09/30/24	28,550	27,785
2.000%, 01/31/20 - 09/30/20	62,016	60,969
1.875%, 09/30/22 - 02/28/22	29,767	29,007
1.750%, 06/30/22 - 09/30/22	15,603	15,188
1.625%, 05/15/26 - 11/15/22	32,463	30,887
1.500%, 08/15/26 - 03/31/23	22,092	21,004
1.375%, 09/30/20 - 09/30/23	36,856	35,920
1.250%, 10/31/21 - 04/30/19	23,796	22,986
1.125%, 02/28/21 - 08/31/21	14,220	13,668
1.000%, 09/30/19	800	786
0.875%, 04/15/19	1,000	987
0.750%, 07/15/19 - 08/15/19	1,750	1,717

Total U.S. Treasury Obligations (Cost $474,596) (000)		468,375

Corporate Obligations — 23.9%
Consumer Discretionary – 1.7%
21st Century Fox America
6.400%, 12/15/35	973	1,230
6.150%, 02/15/41	500	629
4.500%, 02/15/21	100	104
3.700%, 10/15/25	20	20
Amazon.com
4.800%, 12/05/34	300	332
4.050%, 08/22/47 (A)	150	150
3.875%, 08/22/37 (A)	100	100

Description	Face Amount (000)	Value (000)
American Honda Finance
2.650%, 02/12/21	$100	$100
2.600%, 11/16/22	50	49
2.450%, 09/24/20	100	99
1.950%, 07/20/20	45	44
Aptiv
3.150%, 11/19/20	100	100
Arcos Dorados Holdings
5.875%, 04/04/27 (A)	330	333
AutoNation
3.800%, 11/15/27	25	24
AutoZone
3.750%, 06/01/27	100	98
Bed Bath & Beyond
3.749%, 08/01/24	25	25
Block Financial
4.125%, 10/01/20	200	203
Booking Holdings
2.750%, 03/15/23	50	48
CBS
3.375%, 03/01/22	150	149
3.375%, 02/15/28	1,235	1,148
2.900%, 06/01/23 (A)	100	97
Charter Communications Operating
6.484%, 10/23/45	150	165
6.384%, 10/23/35	247	276
5.375%, 05/01/47	536	518
3.579%, 07/23/20	200	201
Comcast
4.400%, 08/15/35	100	103
4.250%, 01/15/33	500	518
4.000%, 08/15/47	200	189
3.900%, 03/01/38	1,590	1,542
3.375%, 02/15/25	125	123
3.150%, 03/01/26	50	48
2.750%, 03/01/23	100	97
Daimler Finance North America
3.350%, 02/22/23 (A)	1,435	1,430
Delphi
4.150%, 03/15/24	40	41
Diageo Investment
2.875%, 05/11/22	100	99
Discovery Communications
5.000%, 09/20/37	150	150
3.800%, 03/13/24	50	49
2.950%, 03/20/23	50	48
Dollar General
4.150%, 11/01/25	25	26
4.125%, 05/01/28	35	35
DR Horton
4.000%, 02/15/20	35	36
Expedia
4.500%, 08/15/24	100	101
Ford Motor
7.450%, 07/16/31	513	622
5.291%, 12/08/46	150	147
4.346%, 12/08/26	45	44

KP Fixed Income Fund Schedule of Investments March 31, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Ford Motor Credit
5.875%, 08/02/21	200	$214
3.339%, 03/28/22	200	197
2.425%, 06/12/20	200	196
2.343%, 11/02/20	2,803	2,729
General Motors
6.750%, 04/01/46	250	290
5.200%, 04/01/45	150	146
5.150%, 04/01/38	870	867
General Motors Financial
4.300%, 07/13/25	100	100
4.000%, 01/15/25	100	99
4.000%, 10/06/26	50	48
3.700%, 05/09/23	100	99
2.450%, 11/06/20	2,306	2,254
2.350%, 10/04/19	50	50
Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	118
5.000%, 05/13/45	200	188
Hasbro
3.500%, 09/15/27	30	28
Home Depot
5.875%, 12/16/36	150	193
4.400%, 04/01/21	100	104
4.250%, 04/01/46	100	105
2.800%, 09/14/27	50	47
2.625%, 06/01/22	100	98
2.000%, 06/15/19	100	99
2.000%, 04/01/21	100	98
1.800%, 06/05/20	71	70
Lear
5.250%, 01/15/25	45	48
Lowe’s
4.625%, 04/15/20	100	103
3.100%, 05/03/27	100	96
2.500%, 04/15/26	50	46
1.150%, 04/15/19	20	20
Macy’s Retail Holdings
3.625%, 06/01/24	100	96
Magna International
3.625%, 06/15/24	50	50
Marriott International
3.125%, 10/15/21	100	99
McDonald’s
4.600%, 05/26/45	665	700
4.450%, 03/01/47	150	155
3.500%, 03/01/27	100	98
3.375%, 05/26/25	100	99
3.350%, 04/01/23	130	131
2.750%, 12/09/20	20	20
NBCUniversal Media
4.375%, 04/01/21	100	104
Newell Brands
5.500%, 04/01/46	100	106
4.000%, 12/01/24	50	49
3.150%, 04/01/21	150	149
NIKE
2.375%, 11/01/26	200	184

Description	Face Amount (000)	Value (000)
Nordstrom
5.000%, 01/15/44	$100	$94
4.000%, 03/15/27	30	29
Omnicom Group
3.600%, 04/15/26	100	97
O’Reilly Automotive
3.550%, 03/15/26	50	49
President & Fellows of Harvard College
3.150%, 07/15/46	100	92
QVC
4.450%, 02/15/25	65	64
Scripps Networks Interactive
2.750%, 11/15/19	100	99
Starbucks
2.450%, 06/15/26	200	187
Target
4.000%, 07/01/42	200	195
Time Warner
4.750%, 03/29/21	100	105
3.600%, 07/15/25	100	97
2.100%, 06/01/19	100	99
Time Warner Cable
8.250%, 04/01/19	200	210
7.300%, 07/01/38	216	259
5.875%, 11/15/40	500	522
4.000%, 09/01/21	100	100
TJX
2.750%, 06/15/21	100	99
Toyota Motor Credit
4.250%, 01/11/21	100	103
2.750%, 05/17/21	100	99
2.700%, 01/11/23	200	196
2.250%, 10/18/23	50	48
1.550%, 10/18/19	910	894
USJ Acucar e Alcool
9.875%, 11/09/21 (A)	305	268
Viacom
6.875%, 04/30/36	100	119
4.375%, 03/15/43	216	193
3.450%, 10/04/26	150	142
Walt Disney
3.700%, 12/01/42	72	70
3.150%, 09/17/25	100	98
1.850%, 05/30/19	150	149
Wesleyan University
4.781%, 07/01/16	726	738
Whirlpool
4.000%, 03/01/24	60	62
Wyndham Worldwide
4.250%, 03/01/22	50	50

		28,106

Consumer Staples – 2.2%
Adecoagro
6.000%, 09/21/27 (A)	980	919
Altria Group
9.250%, 08/06/19	200	217
5.375%, 01/31/44	100	115

KP Fixed Income Fund Schedule of Investments March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Anheuser-Busch InBev Finance
4.900%, 02/01/46	$896	$966
4.700%, 02/01/36	150	159
3.650%, 02/01/26	350	348
3.300%, 02/01/23	150	150
2.650%, 02/01/21	215	213
Anheuser-Busch InBev Worldwide
5.375%, 01/15/20	100	104
4.950%, 01/15/42	500	542
4.600%, 04/15/48	1,736	1,796
4.439%, 10/06/48	100	101
4.000%, 04/13/28	55	56
2.500%, 07/15/22	100	97
Archer-Daniels-Midland
3.750%, 09/15/47	100	94
BAT Capital
4.540%, 08/15/47 (A)	100	99
4.390%, 08/15/37 (A)	792	787
3.557%, 08/15/27 (A)	2,781	2,664
3.222%, 08/15/24 (A)	50	48
2.764%, 08/15/22 (A)	50	48
2.297%, 08/14/20 (A)	50	49
Bunge Finance
3.250%, 08/15/26	120	113
3.000%, 09/25/22	30	29
Campbell Soup
4.800%, 03/15/48	1,083	1,086
4.150%, 03/15/28	50	49
3.650%, 03/15/23	3,822	3,825
Central American Bottling
5.750%, 01/31/27 (A)	195	200
Church & Dwight
2.450%, 08/01/22	100	97
CK Hutchison International 17
2.250%, 09/29/20 (A)	957	939
Clorox
3.500%, 12/15/24	50	50
Coca-Cola
3.300%, 09/01/21	100	101
2.875%, 10/27/25	50	49
2.550%, 06/01/26	50	47
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	49
Constellation Brands
4.250%, 05/01/23	50	51
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	147
2.650%, 11/07/22	1,672	1,616
Costco Wholesale
1.700%, 12/15/19	100	99
CVS Health
5.125%, 07/20/45	200	212
5.050%, 03/25/48	1,482	1,559
4.780%, 03/25/38	65	66
4.300%, 03/25/28	110	110
3.875%, 07/20/25	120	119
3.700%, 03/09/23	2,919	2,935
3.350%, 03/09/21	1,208	1,215
2.875%, 06/01/26	200	184
2.125%, 06/01/21	50	48

Description	Face Amount (000)	Value (000)
CVS Pass-Through Trust
4.163%, 08/11/36 (A)	$607	$577
General Mills
3.150%, 12/15/21	150	149
Hershey
2.300%, 08/15/26	50	46
Ingredion
3.200%, 10/01/26	50	48
JBS USA LUX
6.750%, 02/15/28 (A)	340	326
JM Smucker
2.500%, 03/15/20	100	99
Kellogg
4.000%, 12/15/20	100	102
3.400%, 11/15/27	25	24
Kimberly-Clark
2.750%, 02/15/26	100	96
Kraft Heinz Foods
5.000%, 06/04/42	150	150
3.950%, 07/15/25	150	149
3.500%, 07/15/22	200	200
2.000%, 07/02/18	735	734
Kroger
3.300%, 01/15/21	100	100
2.650%, 10/15/26	200	181
McCormick
3.150%, 08/15/24	100	97
Mead Johnson Nutrition
3.000%, 11/15/20	30	30
MHP
7.750%, 05/10/24 (A)	270	284
MHP Lux
6.950%, 04/03/26 (A)	210	210
Molson Coors Brewing
4.200%, 07/15/46	200	189
1.450%, 07/15/19	25	25
Mondelez International
5.375%, 02/10/20	200	208
PepsiCo
3.600%, 03/01/24	100	102
3.450%, 10/06/46	200	184
3.000%, 10/15/27	50	48
2.850%, 02/24/26	100	96
2.375%, 10/06/26	200	184
2.000%, 04/15/21	50	49
Philip Morris International
4.500%, 03/26/20	100	103
3.375%, 08/11/25	100	98
2.500%, 11/02/22	100	97
1.875%, 02/25/21	200	193
Procter & Gamble
3.500%, 10/25/47	100	95
2.450%, 11/03/26	50	47
2.150%, 08/11/22	100	97
1.900%, 11/01/19	100	99
Reynolds American
8.125%, 06/23/19	100	106
4.450%, 06/12/25	150	155
2.300%, 06/12/18	3,807	3,805

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Sysco
4.450%, 03/15/48	$1,225	$1,224
3.550%, 03/15/25	50	50
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	34
1.900%, 04/01/19	30	30
Tyson Foods
4.875%, 08/15/34	200	212
Unilever Capital
4.250%, 02/10/21	150	155
2.200%, 05/05/22	100	97
Walgreens Boots Alliance
3.450%, 06/01/26	165	156
2.700%, 11/18/19	100	99
Wal-Mart Stores
3.625%, 12/15/47	250	245
3.300%, 04/22/24	100	101
2.650%, 12/15/24	50	48
1.900%, 12/15/20	300	294

		37,019

Energy – 3.0%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (A)	1,048	1,018
Anadarko Petroleum
6.950%, 06/15/19	2,744	2,870
6.600%, 03/15/46	200	251
6.450%, 09/15/36	1,332	1,597
Andeavor
4.750%, 12/15/23	150	156
3.800%, 04/01/28	30	28
Andeavor Logistics
5.200%, 12/01/47	150	148
3.500%, 12/01/22	25	24
Apache
3.250%, 04/15/22	100	99
Baker Hughes a GE
3.337%, 12/15/27	100	96
Boardwalk Pipelines
4.950%, 12/15/24	50	51
BP Capital Markets
3.561%, 11/01/21	200	203
2.500%, 11/06/22	250	242
2.237%, 05/10/19	100	99
2.112%, 09/16/21	100	97
1.768%, 09/19/19	1,408	1,390
1.676%, 05/03/19	20	20
Buckeye Partners
3.950%, 12/01/26	200	189
Canadian Natural Resources
3.900%, 02/01/25	150	149
3.850%, 06/01/27	100	98
Cenovus Energy
5.700%, 10/15/19	25	26
5.250%, 06/15/37	200	201
4.450%, 09/15/42	40	36
3.000%, 08/15/22	20	19

Description	Face Amount (000)	Value (000)
Chevron
2.954%, 05/16/26	$50	$48
2.566%, 05/16/23	50	49
2.355%, 12/05/22	150	146
2.193%, 11/15/19	90	89
2.100%, 05/16/21	50	49
1.961%, 03/03/20	50	49
1.561%, 05/16/19	50	49
Cimarex Energy
3.900%, 05/15/27	100	99
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	193
Concho Resources
4.375%, 01/15/25	50	51
ConocoPhillips
6.500%, 02/01/39	300	394
Devon Energy
3.250%, 05/15/22	100	99
Ecopetrol
7.375%, 09/18/43	200	234
5.875%, 09/18/23	100	107
Emera US Finance
4.750%, 06/15/46	200	201
Enable Midstream Partners
2.400%, 05/15/19	50	49
Enbridge
3.700%, 07/15/27	100	96
Enbridge Energy Partners
5.875%, 10/15/25	100	110
Encana
3.900%, 11/15/21	50	51
Energy Transfer
6.625%, 10/15/36	1,282	1,419
6.125%, 12/15/45	150	156
4.500%, 11/01/23	100	101
4.200%, 04/15/27	200	193
EnLink Midstream Partners
5.450%, 06/01/47	150	147
2.700%, 04/01/19	800	796
Enterprise Products Operating
5.950%, 02/01/41	100	118
4.250%, 02/15/48	1,334	1,300
3.700%, 02/15/26	250	248
3.350%, 03/15/23	100	100
2.850%, 04/15/21	30	30
2.800%, 02/15/21	1,808	1,788
EOG Resources
3.150%, 04/01/25	100	97
2.625%, 03/15/23	100	96
Equities
3.900%, 10/01/27	50	48
Exxon Mobil
4.114%, 03/01/46	150	158
3.043%, 03/01/26	50	49
2.726%, 03/01/23	35	34
2.709%, 03/06/25	150	145
2.222%, 03/01/21	20	20
Fermaca Enterprises
6.375%, 03/30/38 (A)	550	593

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Halliburton
5.000%, 11/15/45	$100	$109
3.800%, 11/15/25	150	151
3.500%, 08/01/23	100	100
Hess
4.300%, 04/01/27	200	196
Husky Energy
4.000%, 04/15/24	100	102
KazMunayGas National JSC
5.750%, 04/19/47 (A)	815	801
Kinder Morgan
5.550%, 06/01/45	300	315
4.300%, 03/01/28	100	99
3.050%, 12/01/19	50	50
Kinder Morgan Energy Partners
6.375%, 03/01/41	150	168
5.500%, 03/01/44	100	102
3.500%, 03/01/21	20	20
Magellan Midstream Partners
4.250%, 02/01/21	100	102
Marathon Oil
6.600%, 10/01/37	150	181
Marathon Petroleum
5.000%, 09/15/54	1,047	1,018
3.400%, 12/15/20	657	662
MPLX
5.200%, 03/01/47	683	714
4.700%, 04/15/48	465	453
4.125%, 03/01/27	65	64
4.000%, 02/15/25	25	25
National Oilwell Varco
2.600%, 12/01/22	100	95
Nexen Energy ULC
6.400%, 05/15/37	450	555
Noble Energy
4.950%, 08/15/47	100	104
4.150%, 12/15/21	100	102
Nostrum Oil & Gas Finance BV
8.000%, 07/25/22 (A)	200	205
7.000%, 02/16/25 (A)	260	253
Occidental Petroleum
4.400%, 04/15/46	200	209
4.200%, 03/15/48	680	685
3.400%, 04/15/26	70	69
Odebrecht Drilling Norbe VIII/IX
7.350% cash/0% PIK, 12/01/26 (A)	165	84
6.350%, 12/01/21 (A)	140	136
Odebrecht Oil & Gas Finance
0.511%, 01/03/66 (A) (B)	97	2
ONEOK
4.000%, 07/13/27	30	30
ONEOK Partners
6.850%, 10/15/37	391	477
3.375%, 10/01/22	100	99
Peru LNG Srl
5.375%, 03/22/30 (A)	670	672

Description	Face Amount (000)	Value (000)
Petrobras Global Finance BV
8.375%, 05/23/21	$210	$239
7.375%, 01/17/27	420	455
6.125%, 01/17/22	20	22
4.375%, 05/20/23	1,165	1,143
Petroleos de Venezuela
9.000%, 11/17/21 (C)	660	213
8.500%, 10/27/20 (A)	184	157
6.000%, 11/15/26 (A) (C)	385	103
5.375%, 04/12/27 (C)	365	100
Petroleos del Peru
4.750%, 06/19/32 (A)	320	312
Petroleos Mexicanos
8.000%, 05/03/19	250	262
6.875%, 08/04/26	50	55
6.750%, 09/21/47	1,518	1,536
6.625%, 06/15/35	410	424
6.500%, 03/13/27	930	993
6.500%, 06/02/41	350	347
6.375%, 02/04/21	50	53
6.375%, 01/23/45	190	185
6.350%, 02/12/48 (A)	576	557
5.500%, 01/21/21	4,084	4,251
5.500%, 06/27/44	160	143
5.350%, 02/12/28 (A)	255	252
4.875%, 01/24/22	620	635
4.625%, 09/21/23	200	200
3.500%, 07/23/20	100	100
3.500%, 01/30/23	455	437
Phillips 66
4.650%, 11/15/34	300	315
Phillips 66 Partners
3.605%, 02/15/25	25	24
Pioneer Natural Resources
3.450%, 01/15/21	100	101
Plains All American Pipeline
4.900%, 02/15/45	955	878
4.650%, 10/15/25	150	151
4.500%, 12/15/26	1,117	1,108
3.850%, 10/15/23	150	146
Rio Energy
6.875%, 02/01/25 (A)	330	326
Sabine Pass Liquefaction
5.625%, 02/01/21	140	147
5.625%, 03/01/25	85	92
Shell International Finance
4.550%, 08/12/43	400	434
3.250%, 05/11/25	150	149
2.875%, 05/10/26	100	96
1.875%, 05/10/21	200	193
Sinopec Group Overseas Development
3.500%, 05/03/26 (A)	580	558
Spectra Energy Partners
3.500%, 03/15/25	100	96
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	705	702
Statoil
3.950%, 05/15/43	200	202
3.700%, 03/01/24	100	102
2.450%, 01/17/23	125	121

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Stoneway Capital
10.000%, 03/01/27 (A)	330	$359
Suncor Energy
6.500%, 06/15/38	150	192
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	102
Total Capital Canada
2.750%, 07/15/23	100	97
Total Capital International
2.700%, 01/25/23	100	98
TransCanada PipeLines
4.875%, 01/15/26	100	108
4.625%, 03/01/34	300	318
Transcontinental Gas Pipe Line
4.000%, 03/15/28 (A)	200	196
Valero Energy
6.125%, 02/01/20	1,127	1,188
3.650%, 03/15/25	100	99
Western Gas Partners
5.300%, 03/01/48	774	767
Williams Partners
6.300%, 04/15/40	286	328
5.250%, 03/15/20	250	259
4.850%, 03/01/48	25	25
3.600%, 03/15/22	100	99
YPF
16.500%, 05/09/22 (ARS) (A)	6,000	276

		51,741

Financials – 7.1%
ABN AMRO Bank
2.650%, 01/19/21 (A)	3,638	3,580
Aflac
3.625%, 06/15/23	100	101
AIA Group
2.250%, 03/11/19 (A)	424	421
AIG Global Funding
1.950%, 10/18/19 (A)	1,400	1,383
Allstate
4.200%, 12/15/46	200	201
American Express
3.400%, 02/27/23	4,920	4,903
2.500%, 08/01/22	100	97
American Express Credit
2.700%, 03/03/22	100	98
2.375%, 05/26/20	100	99
2.250%, 05/05/21	100	97
2.200%, 03/03/20	100	99
American Financial Group
3.500%, 08/15/26	35	34
American International Group
4.750%, 04/01/48	150	154
4.700%, 07/10/35	200	207
4.500%, 07/16/44	1,139	1,124
3.875%, 01/15/35	200	187
Ameriprise Financial
5.300%, 03/15/20	100	104
Aon
5.000%, 09/30/20	100	104

Description	Face Amount (000)(1)	Value (000)
Ares Capital
3.875%, 01/15/20	60	$61
Assurant
4.000%, 03/15/23	74	75
Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	244
Banco BTG Pactual
4.000%, 01/16/20 (A)	490	478
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	543
Banco del Estado de Chile
2.668%, 01/08/21 (A)	2,317	2,268
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	460	475
4.875%, 11/01/18 (A)	550	550
Banco Santander
3.125%, 02/23/23	200	194
Bank of America
5.000%, 01/21/44	250	281
4.450%, 03/03/26	130	133
4.244%, VAR ICE LIBOR USD 3
Month+1.814%, 04/24/38	100	102
4.200%, 08/26/24	165	168
4.183%, 11/25/27	250	248
4.100%, 07/24/23	100	103
4.000%, 01/22/25	6,188	6,176
3.950%, 04/21/25	200	198
3.946%, VAR ICE LIBOR USD 3
Month+1.190%, 01/23/49	100	96
3.500%, 04/19/26	50	49
3.419%, VAR ICE LIBOR USD 3
Month+1.040%, 12/20/28 (A)	112	107
3.366%, VAR ICE LIBOR USD 3
Month+0.810%, 01/23/26	200	195
3.093%, VAR ICE LIBOR USD 3
Month+1.090%, 10/01/25	100	96
2.881%, VAR ICE LIBOR USD 3
Month+1.021%, 04/24/23	200	196
2.503%, 10/21/22	100	96
2.250%, 04/21/20	250	246
2.151%, 11/09/20	100	98
Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (A)	1,370	573
Bank of Montreal
2.100%, 12/12/19	65	64
2.100%, 06/15/20	100	98
Bank of New York Mellon
3.550%, 09/23/21	100	102
3.400%, 01/29/28	50	49
3.300%, 08/23/29	100	94
3.000%, 02/24/25	100	97
2.950%, 01/29/23	50	49
2.500%, 04/15/21	100	98
2.450%, 11/27/20	50	49
2.450%, 08/17/26	50	46

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Bank of Nova Scotia
2.800%, 07/21/21	$100	$99
2.500%, 01/08/21	3,163	3,116
2.450%, 03/22/21	50	49
2.150%, 07/14/20	200	196
1.650%, 06/14/19	50	50
Barclays
4.375%, 01/12/26	200	200
2.875%, 06/08/20	250	248
Barclays Bank
2.650%, 01/11/21	200	197
Barrick North America Finance
4.400%, 05/30/21	37	38
BB&T
2.750%, 04/01/22	200	196
2.450%, 01/15/20	100	99
Berkshire Hathaway
3.125%, 03/15/26	200	195
Berkshire Hathaway Finance
4.300%, 05/15/43	200	212
1.300%, 08/15/19	35	34
BGEO Group JSC
6.000%, 07/26/23 (A)	550	556
BlackRock
5.000%, 12/10/19	100	104
BNP Paribas
3.500%, 03/01/23 (A)	1,904	1,889
3.500%, 11/16/27 (A)	1,458	1,393
2.375%, 05/21/20	200	198
BOC Aviation
3.875%, 04/27/26 (A)	200	194
Branch Banking & Trust
1.450%, 05/10/19	1,641	1,617
Brighthouse Financial
3.700%, 06/22/27 (A)	50	46
Brookfield Finance
3.900%, 01/25/28	100	97
Canadian Imperial Bank of Commerce
2.700%, 02/02/21	40	40
1.600%, 09/06/19	50	49
Capital One Financial
3.800%, 01/31/28	100	97
3.750%, 07/28/26	100	95
3.300%, 10/30/24	100	96
3.200%, 02/05/25	50	48
3.050%, 03/09/22	150	147
2.500%, 05/12/20	1,649	1,623
2.450%, 04/24/19	100	100
Cboe Global Markets
1.950%, 06/28/19	30	30
Charles Schwab
4.450%, 07/22/20	100	104
Chubb INA Holdings
3.350%, 05/15/24	100	100
3.350%, 05/03/26	150	147
2.875%, 11/03/22	150	149
Citibank
2.125%, 10/20/20	2,647	2,589

Description	Face Amount (000)(1)	Value (000)
Citigroup
8.125%, 07/15/39	250	$379
4.450%, 09/29/27	896	907
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	101
4.125%, 07/25/28	85	84
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	199
3.750%, 06/16/24	100	100
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	97
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	200	193
3.500%, 05/15/23	100	99
3.300%, 04/27/25	100	97
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	183
2.900%, 12/08/21	100	98
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	4,804	4,675
2.750%, 04/25/22	100	97
2.650%, 10/26/20	100	99
2.500%, 07/29/19	100	100
2.400%, 02/18/20	100	99
Citigroup Global Markets Holdings
24.750%, 03/03/21 (GHS) (A) (D) (H)	2,060	554
18.880%, 04/12/18 (EGP) (A) (B) (H)	14,000	792
18.677%, 06/16/18 (NGN) (B) (H)	161,000	435
18.229%, 05/19/18 (NGN) (B) (H)	153,000	418
15.615%, 09/13/18 (EGP) (A) (B) (H)	8,700	458
14.541%, 12/13/18 (EGP) (A) (B) (H)	8,000	405
14.373%, 01/24/19 (EGP) (A) (B) (H)	13,600	678
12.993%, 10/22/18 (NGN) (A) (B) (H)	331,080	849
16.673%, 11/08/18 (EGP) (B) (H)	17,200	888
Citizens Bank
2.200%, 05/26/20	250	245
Citizens Financial Group
2.375%, 07/28/21	30	29
CME Group
3.000%, 03/15/25	150	146
CNA Financial
5.875%, 08/15/20	100	106
Comerica
2.125%, 05/23/19	50	50
Cooperatieve Rabobank UA
3.375%, 05/21/25	250	247
2.750%, 01/10/23	250	243
2.250%, 01/14/20	250	247
Credit Agricole
3.250%, 10/04/24 (A)	1,371	1,310
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	264
3.125%, 12/10/20	250	249
Credit Suisse New York
3.625%, 09/09/24	250	249
Deutsche Bank
3.700%, 05/30/24	85	82
2.950%, 08/20/20	100	98

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Deutsche Bank NY
3.950%, 02/27/23	$200	$199
3.150%, 01/22/21	100	99
2.700%, 07/13/20	150	147
Discover Bank
3.100%, 06/04/20	250	249
Discover Financial Services
4.100%, 02/09/27	40	40
Fibria Overseas Finance
5.500%, 01/17/27	25	26
Fifth Third Bancorp
2.875%, 07/27/20	250	249
First Republic Bank
4.625%, 02/13/47	200	205
FMS Wertmanagement AoeR
1.375%, 06/08/21	200	192
FS Investment
4.250%, 01/15/20	30	30
Goldman Sachs Group
6.750%, 10/01/37	200	251
5.150%, 05/22/45	350	377
4.750%, 10/21/45	662	708
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	145
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	2,338	2,292
3.750%, 05/22/25	100	99
3.750%, 02/25/26	250	246
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	160
3.625%, 01/22/23	537	539
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	72
3.200%, 02/23/23	150	148
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	97
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	98
2.750%, 09/15/20	75	74
2.625%, 04/25/21	100	98
2.600%, 04/23/20	100	99
2.600%, 12/27/20	100	98
2.550%, 10/23/19	200	199
2.350%, 11/15/21	45	43
2.300%, 12/13/19	85	84
Hanover Insurance Group
4.500%, 04/15/26	100	100
Hartford Financial Services Group
5.500%, 03/30/20	630	659
4.400%, 03/15/48	100	102
HSBC Holdings
6.500%, 09/15/37	250	311
5.250%, 03/14/44	200	220
4.250%, 08/18/25	200	199
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	200
4.000%, 03/30/22	100	102
3.600%, 05/25/23	200	200
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/23	4,523	4,464
2.950%, 05/25/21	200	198

Description	Face Amount (000)(1)	Value (000)
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	$247
Intercontinental Exchange
4.000%, 10/15/23	150	155
Jefferies Group
6.875%, 04/15/21	100	109
JPMorgan Chase
5.600%, 07/15/41	250	302
4.350%, 08/15/21	250	259
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/48	709	713
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,354	1,303
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	143
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	146
3.625%, 05/13/24	100	100
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	195
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/29	687	667
3.300%, 04/01/26	100	97
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	156
3.200%, 06/15/26	100	96
3.125%, 01/23/25	150	145
2.972%, 01/15/23	400	392
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	73
2.750%, 06/23/20	300	298
2.700%, 05/18/23	100	97
2.550%, 10/29/20	180	178
2.400%, 06/07/21	50	49
JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A) (H)	3,000,000	236
KeyBank
2.400%, 06/09/22	250	242
KeyCorp
5.100%, 03/24/21	150	158
KFW
2.500%, 11/20/24	650	636
1.875%, 06/30/20	200	197
1.875%, 11/30/20	200	197
1.250%, 09/30/19	150	148
1.000%, 07/15/19	100	98
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/28	90	90
2.625%, 04/12/21	100	100
2.375%, 12/29/22	280	275
Landwirtschaftliche Rentenbank
2.500%, 11/15/27	150	145
1.750%, 04/15/19	100	99
Lazard Group
3.750%, 02/13/25	50	49
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	790	816
Lincoln National
3.625%, 12/12/26	100	98

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Lloyds Banking Group
4.582%, 12/10/25	$200	$200
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	193
Loews
2.625%, 05/15/23	100	96
Manufacturers & Traders Trust
2.625%, 01/25/21	250	247
Markel
3.500%, 11/01/27	50	48
Marsh & McLennan
3.750%, 03/14/26	150	150
2.750%, 01/30/22	30	29
2.350%, 09/10/19	75	75
MetLife
6.400%, 12/15/36	1,560	1,710
3.600%, 04/10/24	100	100
3.600%, 11/13/25	50	50
Mitsubishi UFJ Financial Group
3.961%, 03/02/28	941	945
3.850%, 03/01/26	200	200
3.287%, 07/25/27	50	48
2.665%, 07/25/22	50	48
Mizuho Financial Group
2.601%, 09/11/22	200	193
Moody’s
2.750%, 07/15/19	100	100
Morgan Stanley
6.375%, 07/24/42	200	259
4.875%, 11/01/22	100	105
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	1,032	1,008
3.875%, 01/27/26	200	200
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/29	200	197
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	145
3.125%, 01/23/23	2,881	2,840
3.125%, 07/27/26	1,836	1,738
2.800%, 06/16/20	100	99
2.650%, 01/27/20	100	99
2.375%, 07/23/19	550	546
MUFG Americas Holdings
3.000%, 02/10/25	200	193
Nasdaq
3.850%, 06/30/26	150	148
National Australia Bank
2.625%, 01/14/21	250	247
National Rural Utilities Cooperative Finance
3.400%, 02/07/28	200	196
2.700%, 02/15/23	100	98
New York Life Global Funding
1.950%, 09/28/20 (A)	2,487	2,427
Northern Trust 3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	60
Oesterreichische Kontrollbank
2.875%, 03/13/23	50	50
1.875%, 01/20/21	150	147

Description	Face Amount (000)(1)	Value (000)
ORIX
2.900%, 07/18/22	30	$29
PNC Bank
2.450%, 07/28/22	250	242
2.400%, 10/18/19	250	248
1.450%, 07/29/19	250	246
Pricoa Global Funding I
1.900%, 09/21/18 (A)	736	734
Principal Financial Group
3.400%, 05/15/25	100	98
Private Export Funding
2.250%, 03/15/20	200	199
Progressive
4.200%, 03/15/48	1,763	1,804
4.125%, 04/15/47	100	101
Prudential Financial
4.600%, 05/15/44	200	211
3.500%, 05/15/24	200	199
Regions Financial
3.200%, 02/08/21	50	50
2.750%, 08/14/22	50	48
Royal Bank of Canada
1.875%, 02/05/20	250	246
1.625%, 04/15/19	150	148
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	200	196
S&P Global
4.000%, 06/15/25	100	102
Santander Holdings USA
4.400%, 07/13/27	25	25
2.700%, 05/24/19	28	28
2.650%, 04/17/20	100	99
Santander UK
2.375%, 03/16/20	100	99
Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	196
3.125%, 01/08/21	100	99
Standard Chartered Bank
11.000%, 08/05/25 (LKR) (A) (H)	49,000	322
10.750%, 03/03/21 (LKR) (A) (H)	132,000	861
8.250%, 05/19/36 (IDR) (A) (H)	13,160,000	1,030
7.610%, 05/13/30 (INR) (A) (D) (H)	24,000	365
Sumitomo Mitsui Banking
2.514%, 01/17/20	1,123	1,112
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	50
3.544%, 01/17/28	50	49
3.446%, 01/11/27	50	49
3.364%, 07/12/27	100	96
3.102%, 01/17/23	50	49
2.934%, 03/09/21	250	249
2.846%, 01/11/22	50	49
2.784%, 07/12/22	50	49
2.778%, 10/18/22	50	48
SunTrust Banks
2.900%, 03/03/21	50	49
2.700%, 01/27/22	150	147
2.500%, 05/01/19	50	50

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Svensk Exportkredit
1.125%, 08/28/19	$200	$196
Svenska Handelsbanken
1.950%, 09/08/20	250	244
Synchrony Financial
4.500%, 07/23/25	100	100
3.000%, 08/15/19	100	100
TC Ziraat Bankasi
5.125%, 05/03/22 (A)	200	196
TD Ameritrade Holding
3.300%, 04/01/27	30	29
Toronto-Dominion Bank
2.125%, 07/02/19	100	99
2.125%, 04/07/21	50	49
1.950%, 04/02/20 (A)	473	465
1.900%, 10/24/19	100	99
1.800%, 07/13/21	100	96
Travelers
4.050%, 03/07/48	100	101
3.900%, 11/01/20	100	102
UBS
2.450%, 12/01/20 (A)	2,650	2,602
2.350%, 03/26/20	250	246
Unum Group
4.000%, 03/15/24	50	51
US Bancorp
3.150%, 04/27/27	200	192
2.375%, 07/22/26	250	227
Voya Financial
3.125%, 07/15/24	50	48
Wells Fargo
4.900%, 11/17/45	714	749
4.750%, 12/07/46	454	465
4.650%, 11/04/44	350	353
4.125%, 08/15/23	200	203
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	325	317
3.550%, 09/29/25	100	98
3.000%, 01/22/21	100	99
3.000%, 02/19/25	100	95
3.000%, 04/22/26	100	94
3.000%, 10/23/26	250	234
2.625%, 07/22/22	150	145
2.550%, 12/07/20	85	84
2.150%, 01/30/20	1,178	1,160
Wells Fargo Bank
2.600%, 01/15/21	250	247
2.150%, 12/06/19	250	247
Westpac Banking
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	199
2.700%, 08/19/26	100	93
2.600%, 11/23/20	150	148
2.000%, 08/19/21	50	48
1.600%, 08/19/19	100	98
Willis North America
3.600%, 05/15/24	50	49

Description	Face Amount (000)	Value (000)
XLIT
5.750%, 10/01/21	$74	$80

		120,348

Health Care – 1.6%
Abbott Laboratories
4.900%, 11/30/46	200	219
4.750%, 11/30/36	855	923
3.400%, 11/30/23	50	49
2.900%, 11/30/21	2,483	2,457
2.800%, 09/15/20	150	149
2.350%, 11/22/19	44	44
AbbVie
4.700%, 05/14/45	200	206
4.500%, 05/14/35	200	205
4.300%, 05/14/36	150	150
3.200%, 11/06/22	100	99
2.900%, 11/06/22	5,327	5,204
2.850%, 05/14/23	50	48
2.500%, 05/14/20	973	960
2.300%, 05/14/21	50	49
Aetna
2.800%, 06/15/23	25	24
2.750%, 11/15/22	150	144
Agilent Technologies
3.050%, 09/22/26	65	61
Allergan Funding SCS
4.550%, 03/15/35	300	294
3.800%, 03/15/25	190	186
AmerisourceBergen
3.400%, 05/15/24	100	99
Amgen
4.563%, 06/15/48	300	305
2.125%, 05/01/20	200	197
1.850%, 08/19/21	200	192
Anthem
3.650%, 12/01/27	65	63
3.350%, 12/01/24	150	145
3.300%, 01/15/23	200	198
AstraZeneca
2.375%, 11/16/20	150	148
2.375%, 06/12/22	100	96
1.950%, 09/18/19	100	99
Baxalta
3.600%, 06/23/22	100	100
Baxter International
2.600%, 08/15/26	100	91
Becton Dickinson
4.685%, 12/15/44	200	201
3.700%, 06/06/27	50	48
3.125%, 11/08/21	100	99
2.404%, 06/05/20	20	20
Biogen
3.625%, 09/15/22	100	101
Boston Scientific
3.375%, 05/15/22	100	100
2.850%, 05/15/20	100	99
Bristol-Myers Squibb
2.000%, 08/01/22	100	96

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Cardinal Health
3.200%, 03/15/23	$100	$99
3.079%, 06/15/24	150	143
Celgene
5.000%, 08/15/45	250	260
3.900%, 02/20/28	1,046	1,030
3.875%, 08/15/25	100	99
3.250%, 02/20/23	100	98
2.875%, 02/19/21	45	45
Cigna
4.000%, 02/15/22	100	102
3.875%, 10/15/47	100	89
Danaher
3.350%, 09/15/25	30	30
Eli Lilly
3.100%, 05/15/27	49	48
2.350%, 05/15/22	100	97
Express Scripts Holding
4.800%, 07/15/46	200	203
4.750%, 11/15/21	100	104
Gilead Sciences
4.750%, 03/01/46	1,184	1,276
4.600%, 09/01/35	400	428
4.500%, 02/01/45	150	155
2.550%, 09/01/20	150	149
2.500%, 09/01/23	35	34
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	14
GlaxoSmithKline Capital
2.850%, 05/08/22	100	99
2.800%, 03/18/23	125	123
Humana
4.950%, 10/01/44	200	211
Johnson & Johnson
3.625%, 03/03/37	150	149
3.400%, 01/15/38	1,941	1,866
2.900%, 01/15/28	150	144
2.625%, 01/15/25	100	97
2.450%, 12/05/21	100	99
2.450%, 03/01/26	200	189
Kaiser Foundation Hospitals
3.150%, 05/01/27	25	24
Laboratory Corp of America Holdings
3.250%, 09/01/24	100	98
2.625%, 02/01/20	100	99
McKesson
2.850%, 03/15/23	200	192
Medtronic
4.625%, 03/15/45	200	219
4.375%, 03/15/35	200	212
2.750%, 04/01/23	100	98
2.500%, 03/15/20	150	149
Merck
2.750%, 02/10/25	200	193
1.850%, 02/10/20	150	148
Mylan
5.250%, 06/15/46	200	204
3.750%, 12/15/20	100	101
New York and Presbyterian Hospital
4.763%, 08/01/16	565	583

Description	Face Amount (000)	Value (000)
Novartis Capital
4.400%, 05/06/44	$150	$164
3.400%, 05/06/24	100	101
3.000%, 11/20/25	50	49
2.400%, 05/17/22	50	49
1.800%, 02/14/20	25	24
Pfizer
5.200%, 08/12/20	100	106
4.125%, 12/15/46	100	103
4.000%, 12/15/36	250	259
3.000%, 06/15/23	100	99
Quest Diagnostics
2.500%, 03/30/20	150	149
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	56
2.875%, 09/23/23	50	48
2.400%, 09/23/21	150	145
1.900%, 09/23/19	100	98
Stanford Health Care
3.795%, 11/15/48	100	100
Stryker
4.625%, 03/15/46	100	107
3.500%, 03/15/26	25	25
3.375%, 11/01/25	50	49
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28 (A)	390	386
4.100%, 10/01/46	415	305
Thermo Fisher Scientific
3.600%, 08/15/21	100	101
3.200%, 08/15/27	100	95
2.950%, 09/19/26	30	28
UnitedHealth Group
4.625%, 07/15/35	200	219
4.250%, 04/15/47	100	102
3.750%, 07/15/25	50	51
2.950%, 10/15/27	150	143
2.875%, 03/15/22	100	99
2.300%, 12/15/19	50	49
Zimmer Biomet Holdings
3.550%, 04/01/25	150	146
Zoetis
3.250%, 02/01/23	50	49
3.000%, 09/12/27	50	47

		27,339

Industrials – 1.9%
3M
5.700%, 03/15/37	150	188
1.625%, 06/15/19	100	99
ABB Finance USA
3.800%, 04/03/28	150	151
AerCap Ireland Capital
4.625%, 10/30/20	225	231
4.500%, 05/15/21	1,836	1,881
3.750%, 05/15/19	175	176
Air Lease
2.125%, 01/15/20	50	49

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Allegion US Holding
3.550%, 10/01/27	$50	$47
American Airlines, Pass-Through Trust
4.950%, 01/15/23	140	145
Boeing
2.350%, 10/30/21	150	148
2.125%, 03/01/22	50	49
Burlington Northern Santa Fe
4.900%, 04/01/44	200	224
4.050%, 06/15/48	1,033	1,043
3.750%, 04/01/24	200	204
3.050%, 03/15/22	100	100
Canadian Pacific Railway
2.900%, 02/01/25	100	96
Caterpillar
5.200%, 05/27/41	100	121
3.900%, 05/27/21	50	52
3.400%, 05/15/24	100	100
Caterpillar Financial Services
1.350%, 05/18/19	200	197
Cintas No. 2
3.700%, 04/01/27	200	200
CNH Industrial Capital
4.875%, 04/01/21	10	10
4.375%, 11/06/20	15	16
4.375%, 04/05/22	10	10
3.875%, 10/15/21	10	10
3.375%, 07/15/19	10	10
CSX
3.800%, 03/01/28	100	99
3.800%, 11/01/46	200	184
3.250%, 06/01/27	50	48
Delta Air Lines
2.600%, 12/04/20	45	44
DP World
6.850%, 07/02/37 (A)	386	469
Eaton
3.103%, 09/15/27	100	94
Embraer Netherlands Finance BV
5.400%, 02/01/27	65	69
Emerson Electric
2.625%, 02/15/23	100	97
Eskom Holdings
6.750%, 08/06/23 (A)	435	440
5.750%, 01/26/21 (A)	410	406
FedEx
4.750%, 11/15/45	100	105
4.050%, 02/15/48	1,787	1,678
3.200%, 02/01/25	200	195
Fortive
3.150%, 06/15/26	150	144
GATX
3.850%, 03/30/27	200	196
GE Capital International Funding Unlimited
4.418%, 11/15/35	200	196
2.342%, 11/15/20	250	244
General Dynamics
2.250%, 11/15/22	100	96

Description	Face Amount (000)	Value (000)
General Electric
6.875%, 01/10/39	$500	$648
3.450%, 05/15/24	100	98
Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	207
Georgian Railway
7.750%, 07/11/22 (A)	1,100	1,200
Honeywell International
4.250%, 03/01/21	125	130
2.500%, 11/01/26	150	139
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	104
John Deere Capital
3.350%, 06/12/24	100	100
3.050%, 01/06/28	150	144
2.800%, 03/04/21	100	100
2.800%, 03/06/23	50	49
2.800%, 09/08/27	50	47
2.700%, 01/06/23	2,266	2,220
2.650%, 06/24/24	100	96
2.350%, 01/08/21	1,290	1,270
Johnson Controls International
4.500%, 02/15/47	150	152
3.625%, 07/02/24 (E)	43	43
Kazakhstan Temir Zholy National JSC
4.850%, 11/17/27 (A)	810	807
Koninklijke Philips
3.750%, 03/15/22	150	154
L3 Technologies
5.200%, 10/15/19	125	129
Latam Airlines, Pass-Through Trust
4.500%, 11/15/23	494	481
4.200%, 11/15/27	631	620
Lima Metro Line 2 Finance
5.875%, 07/05/34	200	207
Lockheed Martin
4.700%, 05/15/46	150	163
2.900%, 03/01/25	100	95
2.500%, 11/23/20	1,568	1,554
Masco
4.500%, 05/15/47	100	95
4.375%, 04/01/26	40	41
3.500%, 04/01/21	50	50
Mexico City Airport Trust
5.500%, 07/31/47 (A)	895	817
Norfolk Southern
4.150%, 02/28/48	50	49
3.250%, 12/01/21	100	101
3.150%, 06/01/27	25	24
2.900%, 06/15/26	35	33
Northrop Grumman
4.030%, 10/15/47	1,234	1,185
3.500%, 03/15/21	100	101
3.250%, 08/01/23	50	50
2.550%, 10/15/22	2,007	1,945
Owens Corning
4.400%, 01/30/48	1,004	927
4.200%, 12/01/24	100	102

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
PACCAR Financial
1.950%, 02/27/20	$60	$59
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	149
Pitney Bowes
4.125%, 05/15/22	50	47
Republic Services
2.900%, 07/01/26	150	141
Rockwell Collins
3.200%, 03/15/24	150	146
Roper Technologies
2.800%, 12/15/21	150	148
Ryder System
2.800%, 03/01/22	30	29
2.550%, 06/01/19	95	95
Southwest Airlines
2.750%, 11/06/19	50	50
Stanley Black & Decker
2.900%, 11/01/22	100	98
Textron
3.650%, 03/15/27	100	98
TTX
2.250%, 02/01/19 (A)	922	918
Union Pacific
3.799%, 10/01/51	200	191
3.646%, 02/15/24	100	102
3.600%, 09/15/37	150	144
United Airlines, Pass-Through Trust
4.300%, 08/15/25	83	85
3.750%, 09/03/26	86	85
United Parcel Service
5.125%, 04/01/19	100	103
3.750%, 11/15/47	1,468	1,404
3.125%, 01/15/21	45	45
3.050%, 11/15/27	100	96
United Technologies
3.750%, 11/01/46	150	135
3.100%, 06/01/22	100	99
2.650%, 11/01/26	130	120
2.300%, 05/04/22	100	96
1.950%, 11/01/21	50	48
1.500%, 11/01/19	50	49
Verisk Analytics
4.000%, 06/15/25	50	50
Waste Management
3.500%, 05/15/24	100	100

		31,788

Information Technology – 1.0%
Activision Blizzard
3.400%, 09/15/26	50	49
Alibaba Group Holding
4.200%, 12/06/47	1,011	970
2.800%, 06/06/23	250	242
Alphabet
3.375%, 02/25/24	100	102
Analog Devices
3.125%, 12/05/23	150	147

Description	Face Amount (000)	Value (000)
Apple
4.650%, 02/23/46	$1,107	$1,219
4.500%, 02/23/36	350	384
3.850%, 08/04/46	1,670	1,634
3.750%, 09/12/47	150	145
3.450%, 05/06/24	100	101
3.000%, 06/20/27	25	24
3.000%, 11/13/27	100	96
2.850%, 05/06/21	200	200
2.500%, 02/09/22	50	49
2.400%, 01/13/23	200	194
2.300%, 05/11/22	100	98
2.250%, 02/23/21	50	49
2.150%, 02/09/22	250	243
1.550%, 08/04/21	50	48
Applied Materials
3.300%, 04/01/27	25	24
2.625%, 10/01/20	50	50
Arrow Electronics
3.500%, 04/01/22	100	99
Automatic Data Processing
2.250%, 09/15/20	50	49
Baidu
3.875%, 09/29/23	200	200
Broadcom
3.000%, 01/15/22	100	98
2.375%, 01/15/20	100	99
2.200%, 01/15/21	100	97
Cisco Systems
4.450%, 01/15/20	200	206
3.625%, 03/04/24	100	102
3.500%, 06/15/25	50	51
2.950%, 02/28/26	50	48
2.500%, 09/20/26	100	93
1.850%, 09/20/21	100	97
Dell International
6.020%, 06/15/26 (A)	260	280
5.450%, 06/15/23 (A)	235	249
4.420%, 06/15/21 (A)	100	103
eBay
2.750%, 01/30/23	250	241
Fidelity National Information Services
5.000%, 10/15/25	28	30
3.625%, 10/15/20	200	202
Fiserv
2.700%, 06/01/20	100	99
Harris
5.054%, 04/27/45	100	110
2.700%, 04/27/20	35	35
Hewlett Packard Enterprise
4.900%, 10/15/25	100	104
3.600%, 10/15/20	200	202
IBM Credit
1.800%, 01/20/21	100	97
Intel
4.100%, 05/19/46	250	256
3.700%, 07/29/25	25	25
3.150%, 05/11/27	100	98
2.875%, 05/11/24	150	147
2.450%, 07/29/20	60	60

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
International Business Machines
4.000%, 06/20/42	$150	$152
3.450%, 02/19/26	50	50
3.375%, 08/01/23	200	201
2.250%, 02/19/21	50	49
Jabil
3.950%, 01/12/28	150	145
Juniper Networks
4.500%, 03/15/24	50	51
Keysight Technologies
3.300%, 10/30/19	100	100
Mastercard
3.950%, 02/26/48	10	10
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	49
Microsoft
4.250%, 02/06/47	500	538
4.100%, 02/06/37	200	212
3.450%, 08/08/36	300	293
3.300%, 02/06/27	60	60
3.125%, 11/03/25	100	99
2.875%, 02/06/24	35	34
2.650%, 11/03/22	150	148
2.400%, 02/06/22	150	147
2.400%, 08/08/26	100	93
2.000%, 11/03/20	150	147
1.850%, 02/06/20	100	99
Motorola Solutions
3.500%, 09/01/21	100	100
NetApp
3.375%, 06/15/21	50	50
Oracle
5.375%, 07/15/40	280	334
4.300%, 07/08/34	500	528
3.900%, 05/15/35	200	200
3.800%, 11/15/37	2,445	2,418
2.950%, 05/15/25	100	97
2.500%, 05/15/22	150	147
2.400%, 09/15/23	50	48
1.900%, 09/15/21	90	87
QUALCOMM
4.300%, 05/20/47	150	145
3.250%, 05/20/27	50	47
3.000%, 05/20/22	100	99
2.600%, 01/30/23	200	192
Texas Instruments
2.750%, 03/12/21	75	75
Total System Services
4.800%, 04/01/26	100	105
Tyco Electronics Group
3.125%, 08/15/27	25	24
Visa
4.300%, 12/14/45	150	161
3.150%, 12/14/25	200	196
2.800%, 12/14/22	100	99
Xerox
3.625%, 03/15/23	100	98

		17,577

Description	Face Amount (000)	Value (000)
Materials – 0.8%
Agrium
6.125%, 01/15/41	$150	$180
Airgas
3.650%, 07/15/24	100	102
Barrick
5.250%, 04/01/42	150	163
BHP Billiton Finance USA
5.000%, 09/30/43	100	116
Braskem Finance
6.450%, 02/03/24	660	717
Celanese US Holdings
5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21
Dow Chemical
8.550%, 05/15/19	1,600	1,698
Ecolab
3.250%, 01/14/23	100	100
EI du Pont de Nemours
4.625%, 01/15/20	100	103
4.150%, 02/15/43	150	145
2.200%, 05/01/20	17	17
Goldcorp
3.700%, 03/15/23	50	50
International Paper
5.150%, 05/15/46	150	158
LyondellBasell Industries
5.000%, 04/15/19	200	203
Martin Marietta Materials
4.250%, 12/15/47	100	92
Mexichem
5.875%, 09/17/44 (A)	690	679
Monsanto
4.700%, 07/15/64	200	194
Mosaic
4.050%, 11/15/27	100	98
Nacional del Cobre de Chile
3.625%, 08/01/27 (A)	430	418
Newmont Mining
3.500%, 03/15/22	100	100
Nexa Resources
5.375%, 05/04/27 (A)	650	665
Packaging Corp of America
3.650%, 09/15/24	100	100
3.400%, 12/15/27	35	34
2.450%, 12/15/20	35	34
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	100
PPG Industries
2.300%, 11/15/19	100	99
Praxair
2.450%, 02/15/22	200	196
Rio Tinto Finance USA
3.750%, 06/15/25	200	203
Sherwin-Williams
3.450%, 08/01/25	100	98
2.750%, 06/01/22	2,447	2,383
2.250%, 05/15/20	200	197

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Southern Copper
5.875%, 04/23/45	$150	$170
3.875%, 04/23/25	30	30
Vale
5.625%, 09/11/42	100	106
Vale Overseas
8.250%, 01/17/34	901	1,165
4.375%, 01/11/22	2,173	2,229
Vedanta Resources
6.125%, 08/09/24 (A)	680	664
Westlake Chemical
3.600%, 08/15/26	100	97

		13,945

Real Estate – 0.3%
Alexandria Real Estate Equities
3.450%, 04/30/25	25	24
2.750%, 01/15/20	50	50
American Tower
4.000%, 06/01/25	200	199
2.250%, 01/15/22	50	48
AvalonBay Communities
3.500%, 11/15/24	100	100
Boston Properties
3.850%, 02/01/23	100	102
3.650%, 02/01/26	150	147
Brixmor Operating Partnership
3.875%, 08/15/22	30	30
3.250%, 09/15/23	100	97
Crown Castle International
5.250%, 01/15/23	100	106
3.800%, 02/15/28	150	144
3.700%, 06/15/26	35	34
2.250%, 09/01/21	55	53
Digital Realty Trust
3.625%, 10/01/22	100	100
Duke Realty
3.750%, 12/01/24	100	100
EPR Properties
4.750%, 12/15/26	50	50
ERP Operating
4.625%, 12/15/21	120	125
Essex Portfolio
3.375%, 04/15/26	100	96
HCP
5.375%, 02/01/21	200	210
Healthcare Trust of America Holdings
3.750%, 07/01/27	100	97
Hospitality Properties Trust
5.250%, 02/15/26	100	104
5.000%, 08/15/22	100	104
Host Hotels & Resorts
3.750%, 10/15/23	100	99
Kilroy Realty
3.450%, 12/15/24	50	48
Kimco Realty
3.300%, 02/01/25	80	77
3.200%, 05/01/21	50	50

Description	Face Amount (000)	Value (000)
Liberty Property
4.125%, 06/15/22	$100	$103
Mid-America Apartments
3.600%, 06/01/27	25	24
National Retail Properties
4.000%, 11/15/25	35	35
3.600%, 12/15/26	100	96
Omega Healthcare Investors
4.375%, 08/01/23	50	50
Realty Income
3.875%, 04/15/25	25	25
3.250%, 10/15/22	100	99
Regency Centers
3.600%, 02/01/27	30	29
Select Income
4.250%, 05/15/24	50	49
Senior Housing Properties Trust
3.250%, 05/01/19	150	150
Simon Property Group
3.375%, 10/01/24	125	124
3.375%, 12/01/27	961	922
3.300%, 01/15/26	100	97
2.750%, 06/01/23	984	954
UDR
4.000%, 10/01/25	50	50
Ventas Realty
4.250%, 03/01/22	100	103
3.750%, 05/01/24	50	50
2.700%, 04/01/20	100	99
VEREIT Operating Partnership
4.875%, 06/01/26	20	20
4.600%, 02/06/24	15	15
4.125%, 06/01/21	10	11
Welltower
5.250%, 01/15/22	100	106
Weyerhaeuser
4.625%, 09/15/23	100	105
WP Carey
4.600%, 04/01/24	50	51

		5,761

Technology – 0.0%
Broadcom
3.875%, 01/15/27	100	97
3.625%, 01/15/24	100	99
Lam Research
2.800%, 06/15/21	50	49
Seagate HDD Cayman
4.750%, 01/01/25	100	97
VMware
2.950%, 08/21/22	100	96

		438

Telecommunications – 1.4%
America Movil
6.125%, 03/30/40	250	299

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
AT&T
5.250%, 03/01/37	$2,335	$2,470
5.150%, 03/15/42	191	197
4.900%, 08/14/37	1,280	1,287
4.500%, 03/09/48	100	93
4.350%, 06/15/45	600	548
4.300%, 02/15/30 (A)	333	331
4.125%, 02/17/26	200	201
4.100%, 02/15/28 (A)	253	251
3.900%, 08/14/27	100	101
3.800%, 03/01/24	200	201
3.400%, 05/15/25	3,119	3,005
2.450%, 06/30/20	150	148
Bell Canada
4.464%, 04/01/48	1,223	1,245
Cox Communications
4.600%, 08/15/47 (A)	552	528
Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	142
2.225%, 01/17/20 (A)	1,009	995
Digicel
6.000%, 04/15/21 (A)	280	263
Orange
5.375%, 07/08/19	200	206
4.125%, 09/14/21	100	104
RELX Capital
3.125%, 10/15/22	100	99
Rogers Communications
4.300%, 02/15/48	40	40
2.900%, 11/15/26	50	47
Telefonica Emisiones SAU
5.462%, 02/16/21	110	117
5.213%, 03/08/47	150	159
Tencent Holdings
3.595%, 01/19/28 (A)	1,215	1,171
2.985%, 01/19/23 (A)	1,293	1,260
2.875%, 02/11/20 (A)	506	505
Thomson Reuters
3.350%, 05/15/26	100	96
Time Warner
4.875%, 03/15/20	100	103
Verizon Communications
5.250%, 03/16/37	987	1,064
5.150%, 09/15/23	2,512	2,710
4.862%, 08/21/46	750	757
4.812%, 03/15/39	100	102
4.400%, 11/01/34	400	395
4.272%, 01/15/36	1,428	1,367
3.376%, 02/15/25	150	148
3.125%, 03/16/22	150	149
2.625%, 08/15/26	135	123
2.450%, 11/01/22	200	192
Vodafone Group
4.375%, 02/19/43	300	284
2.500%, 09/26/22	100	96

		23,599

Description	Face Amount (000)	Value (000)
Utilities – 2.9%
Abengoa Transmision
6.875%, 04/30/43 (A)	$249	$272
AEP Transmission
3.100%, 12/01/26	150	145
American Electric Power
3.200%, 11/13/27	1,235	1,177
American Water Capital
3.400%, 03/01/25	100	100
Appalachian Power
4.450%, 06/01/45	1,576	1,676
Arizona Public Service
4.500%, 04/01/42	200	217
3.150%, 05/15/25	50	49
Atmos Energy
3.000%, 06/15/27	65	63
Berkshire Hathaway Energy
3.750%, 11/15/23	100	102
2.375%, 01/15/21 (A)	1,352	1,329
Celeo Redes Operacion Chile
5.200%, 06/22/47 (A)	720	721
CenterPoint Energy
2.500%, 09/01/22	50	48
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	96
Cleco Corporate Holdings
3.743%, 05/01/26	100	95
CMS Energy
6.250%, 02/01/20	100	106
3.000%, 05/15/26	40	38
Commonwealth Edison
4.000%, 03/01/48	703	707
Consolidated Edison of New York
4.450%, 03/15/44	150	159
3.875%, 06/15/47	100	98
Delmarva Power & Light
4.150%, 05/15/45	423	437
Dominion Energy
4.050%, 09/15/42	150	144
2.962%, 07/01/19	1,600	1,597
2.750%, 01/15/22	100	97
2.579%, 07/01/20	45	45
Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,288
DTE Electric
3.750%, 08/15/47	100	98
DTE Energy
2.400%, 12/01/19	100	99
Duke Energy
3.750%, 09/01/46	350	316
Duke Energy Carolinas
5.300%, 02/15/40	300	359
3.950%, 03/15/48	695	698
3.700%, 12/01/47	100	97
3.050%, 03/15/23	100	100
2.950%, 12/01/26	50	48
Duke Energy Florida
2.100%, 12/15/19	872	867

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Edison International
2.400%, 09/15/22	$80	$76
Enel Generacion Chile
4.250%, 04/15/24	50	51
Energuate Trust
5.875%, 05/03/27 (A)	200	201
Entergy
4.000%, 07/15/22	50	51
Entergy Arkansas
3.500%, 04/01/26	100	100
Entergy Louisiana
4.000%, 03/15/33	974	993
Eversource Energy
3.300%, 01/15/28	100	96
2.750%, 03/15/22	2,273	2,228
Exelon
5.625%, 06/15/35	160	191
3.400%, 04/15/26	100	97
Exelon Generation
5.600%, 06/15/42	600	616
FirstEnergy
3.900%, 07/15/27	700	687
FirstEnergy Transmission
5.450%, 07/15/44 (A)	742	852
Florida Power & Light
3.700%, 12/01/47	100	98
Fortis
3.055%, 10/04/26	3,124	2,895
2.100%, 10/04/21	150	144
Georgia Power
4.300%, 03/15/42	851	863
2.000%, 09/08/20	115	113
ITC Holdings
5.300%, 07/01/43	351	397
3.650%, 06/15/24	25	25
3.350%, 11/15/27 (A)	1,599	1,527
2.700%, 11/15/22 (A)	2,527	2,452
Jersey Central Power & Light
7.350%, 02/01/19	824	853
4.700%, 04/01/24 (A)	2,644	2,807
Kansas City Power & Light
3.650%, 08/15/25	100	100
Korea Southern Power
3.000%, 01/29/21 ()	433	430
Listrindo Capital BV
4.950%, 09/14/26 (A)	450	425
MidAmerican Energy
3.950%, 08/01/47	250	253
Minejesa Capital BV
5.625%, 08/10/37 (A)	670	660
National Fuel Gas
3.950%, 09/15/27	50	48
NextEra Energy Capital Holdings
3.550%, 05/01/27	100	97
2.700%, 09/15/19	1,791	1,786
NiSource Finance
4.375%, 05/15/47	100	101
2.650%, 11/17/22	20	19

Description	Face Amount (000)	Value (000)
Northern States Power
2.600%, 05/15/23	$100	$98
2.200%, 08/15/20	50	49
NSTAR Electric
2.375%, 10/15/22	100	97
Oncor Electric Delivery
7.000%, 09/01/22	100	115
Pacific Gas & Electric
6.050%, 03/01/34	400	477
4.750%, 02/15/44	465	480
2.950%, 03/01/26	50	46
Pinnacle West Capital
2.250%, 11/30/20	1,009	985
PPL Capital Funding
4.000%, 09/15/47	100	96
3.500%, 12/01/22	150	151
Progress Energy
7.750%, 03/01/31	1,366	1,868
7.050%, 03/15/19	1,225	1,271
PSEG Power
3.000%, 06/15/21	50	50
Public Service Enterprise Group
2.650%, 11/15/22	150	146
Puget Energy
6.500%, 12/15/20	100	108
Sempra Energy
9.800%, 02/15/19	1,135	1,202
6.000%, 10/15/39	1,020	1,248
3.800%, 02/01/38	200	188
3.750%, 11/15/25	100	100
3.550%, 06/15/24	100	99
2.900%, 02/01/23	35	34
Southern
4.250%, 07/01/36	150	153
1.850%, 07/01/19	100	98
Southern California Edison
4.125%, 03/01/48	150	153
3.650%, 03/01/28	50	50
3.500%, 10/01/23	150	152
Southern Gas Capital
3.250%, 06/15/26	30	29
Southwestern Electric Power
3.850%, 02/01/48	100	95
2.750%, 10/01/26	50	47
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	440	432
Terraform Global Operating
6.125%, 03/01/26 (A)	600	605
Union Electric
3.500%, 04/15/24	150	153
Virginia Electric & Power
3.800%, 04/01/28	575	582
3.500%, 03/15/27	100	99
3.100%, 05/15/25	100	97
2.750%, 03/15/23	100	98
WEC Energy Group
1.650%, 06/15/18	1,109	1,107
Wisconsin Power & Light
3.050%, 10/15/27	100	96

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Xcel Energy
3.350%, 12/01/26	$100	$97

		48,871

Total Corporate Obligations (Cost $412,026) (000)		406,532

Mortgage-Backed Securities — 23.8%
Agency Mortgage-Backed Obligations – 22.0%
FHLMC
5.000%, 02/01/39	773	829
4.500%, 08/01/43 - 12/01/45	2,389	2,514
4.000%, 09/01/47 - 07/01/24	9,890	10,188
3.500%, 03/01/47 - 01/01/48	10,533	10,576
3.000%, 01/01/47 - 12/01/46	25,376	24,841
2.500%, 02/01/32 - 12/01/32	3,165	3,101
FHLMC TBA
4.000%, 04/15/41	6,190	6,354
3.500%, 04/01/41 - 04/15/26	20,060	20,119
3.000%, 04/15/27 - 04/15/43	2,925	2,888
FHLMC, Ser 2011-3830, Cl DZ
4.000%, 12/15/30	1,001	1,044
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 (D)	1,000	1,019
FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	388
FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2
3.243%, 04/25/27	1,026	1,027
FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2
3.244%, 08/25/27	613	611
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (D)	400	398
FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2
3.303%, 11/25/27 (D)	348	348
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2
2.454%, 08/25/23	350	341
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl A2
2.905%, 04/25/24	1,545	1,535
FHLMC Multifamily Structured Pass-Through Certificates, Ser K728, Cl A2
3.064%, 08/25/24 (D)	1,535	1,536
FNMA
5.500%, 09/01/40 - 11/01/34	2,161	2,368
5.000%, 11/01/44 - 02/01/38	2,874	3,103
4.500%, 02/01/46 - 01/01/30	5,884	6,199
4.000%, 07/01/47 - 09/01/43	28,802	29,671
3.500%, 07/01/47 - 10/01/46	44,964	45,215
3.000%, 01/01/47 - 11/01/46	19,062	18,733
2.500%, 12/01/31 - 10/01/32	3,860	3,785
FNMA TBA
5.000%, 04/30/37	1,000	1,068

Description	Face Amount (000)	Value (000)
4.500%, 04/14/33	$29,015	$30,381
4.000%, 04/01/39	8,730	8,959
3.500%, 04/01/41	32,950	33,119
3.000%, 04/01/43	15,780	15,391
2.500%, 04/25/27	1,090	1,068
FNMA, Ser 2006-104, Cl FC
2.122%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	454	454
FNMA, Ser 2013-101, Cl A
3.000%, 09/25/30	411	413
FNMA, Ser 2015-M11, Cl A2
2.835%, 04/25/25 (D)	850	840
FNMA, Ser 2016-54, Cl GA
2.500%, 11/25/45	2,195	2,134
FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	1,424	1,480
FNMA, Ser 2017-71, Cl AB
3.000%, 08/25/44	2,140	2,122
FNMA, Ser 2017-91, Cl PC
3.000%, 06/25/45	643	639
FNMA, Ser 2018-3, Cl PA
3.000%, 04/25/46	1,725	1,708
FNMA, Ser M3, Cl A3
4.332%, 03/25/20 (D)	30	31
GNMA TBA
5.000%, 04/01/40	500	526
4.500%, 04/01/39	6,035	6,274
4.000%, 04/01/40	15,725	16,163
3.500%, 04/15/41	9,825	9,920
3.000%, 04/15/43	3,300	3,247
GNMA
5.000%, 11/20/46 - 09/20/46	1,098	1,172
4.500%, 04/20/47 - 03/20/48	2,891	3,016
4.000%, 09/20/47 - 05/20/47	9,966	10,277
3.500%, 02/20/47 - 07/20/47	14,661	14,817
3.000%, 02/20/47 - 02/20/48	10,625	10,472
2.500%, 12/20/46	458	436

		374,858

Non-Agency Mortgage-Backed Obligations – 1.8%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	755	757
BANK, Ser 2017-BNK8, Cl A4
3.488%, 11/15/50	90	90
BANK, Ser 2017-BNK8, Cl B
3.931%, 11/15/50	50	51
BANK, Ser 2017-BNK9, Cl A4
3.538%, 11/15/54	1,359	1,359
BENCHMARK Mortgage Trust, Ser 2018-B2, Cl A5
3.882%, 02/15/51	100	102
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/50	100	99
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	388	404

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 11/10/26	$643	$653
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	506
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.243%, 07/10/45 (D)	985	1,034
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 08/10/50	1,064	1,101
COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/46	511	512
COMM Mortgage Trust, Ser 2013-CR8, Cl A5
3.612%, 06/10/46 (D)	90	91
COMM Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	718	710
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48	1,000	991
COMM Mortgage Trust, Ser CR12, Cl A3
3.765%, 10/10/46	1,340	1,375
COMM Mortgage Trust, Ser CR16, Cl A4
4.051%, 04/10/47	613	636
Commercial Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/35 (A)	13	13
Commercial Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/48	977	992
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
3.609%, 03/25/34 (D)	49	50
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4
3.210%, 11/15/49	500	488
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	950	944
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	82	85
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (A)	1,578	1,582
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.271%, 11/10/46	23	24
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	242	241

Description	Face Amount (000)	Value (000)
GS Mortgage Securities Trust, Ser 2015-GC30, Cl A4
3.382%, 05/10/50	$283	$282
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4
3.764%, 07/10/48	500	510
GS Mortgage Securities Trust, Ser GC18, Cl A3
3.801%, 01/10/47	1,540	1,574
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	39	39
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.651%, 05/19/34 (D)	41	42
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	400	402
JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1
3.144%, 11/25/33 (D)	137	138
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.702%, 02/25/35 (D)	197	196
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
3.609%, 04/25/35 (D)	56	56
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
3.679%, 06/25/35 (D)	83	84
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
3.351%, 05/25/36 (D)	247	249
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/46 (D)	315	327
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 (D)	452	473
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	491	502
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 02/15/47	189	196
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	503
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	888	877
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/48	1,012	1,028

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	$1,104	$1,114
Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4
3.587%, 12/15/50	250	250
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
3.359%, 06/25/34 (D)	246	243
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A
2.490%, VAR LIBOR USD 1
Month+0.750%, 11/11/34 (A)	362	370
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/51	300	309
Wells Fargo Commercial Mortgage Trust, Ser 2015-C27, Cl A4
3.190%, 02/15/48	185	182
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	1,000	1,003
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/48	699	707
Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4
3.809%, 12/15/48	481	493
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4
3.640%, 12/15/59	659	667
Wells Fargo Commercial Mortgage Trust, Ser 2017-C42
3.589%, 12/15/50	474	474
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.593%, 10/25/33 (D)	532	538
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A4
3.645%, 05/01/35 (D)	130	133
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	500	489
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	584	579
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	60	60

		29,979

Total Mortgage-Backed Securities (Cost $409,345) (000)		404,837

Description	Face Amount (000)	Value (000)
Loan Participations — 10.1%
Airlines – 0.1%
American Airlines, Inc., 2017
Replacement Term Loan 3.875%, VAR LIBOR+2.000%, 06/27/20	$1,242	$1,244

Automotive – 0.1%
Chassix Inc., Term Loan B
9.250%, 11/15/23	1	1
7.375%, 11/15/23	248	248
Chassix Inc., Term Loan B, 1st Lien
7.188%, 11/15/23	251	252
Dayco Products, LLC, Term Loan, 1st Lien
6.984%, VAR LIBOR+5.000%, 05/19/23	695	700
Horizon Global Corp., Term Loan B, 1st Lien
0.000%, 02/09/24 (F)	187	188
Horizon Global, 1st Lien
6.148%, 03/30/21 (D)	241	242
TI Group Automotive Systems, LLC, Initial US Term Loan
4.148%, VAR LIBOR+2.500%, 06/30/22	503	504

		2,135

Building Materials – 0.3%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 10/31/23	1,114	1,116
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
3.936%, VAR LIBOR+2.250%, 01/02/25	1,250	1,255
PGT, Initial Term Loan, 1st Lien
6.490%, 02/16/22 (D)	13	13
6.401%, 02/16/22 (D)	236	239
6.398%, 02/16/22 (D)	118	119
Priso Acquisition (aka PrimeSource Building Products), Term B Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 05/08/22	737	739
SRS Distribution, Term B-4 Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 08/25/22	323	325
4.898%, VAR LIBOR+3.250%, 08/25/22	455	458

		4,264

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Cable/Wireless Video – 0.1%
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
3.880%, VAR LIBOR+2.000%, 04/30/25	$1,433	$1,438

Chemicals – 1.3%
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
5.206%, VAR LIBOR+3.250%, 09/13/23	703	707
4.891%, VAR LIBOR+3.250%, 09/13/23	2	2
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan
5.206%, VAR LIBOR+3.250%, 06/02/23	530	533
4.891%, VAR LIBOR+3.250%, 06/02/23	1	1
Archroma Finance S.a r.l., Facility B2, 1st Lien
0.000%, VAR LIBOR+4.250%, 08/12/24 (F)	605	598
Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien
6.943%, VAR LIBOR+5.250%, 08/12/22	496	497
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan
5.377%, VAR LIBOR+3.500%, 11/20/23	403	406
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan
5.148%, VAR LIBOR+3.500%, 11/20/23	524	527
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan, 1st Lien
3.693%, VAR LIBOR+2.000%, 06/01/24	826	827
Ferro, Term Loan B, 1st Lien
4.377%, 02/08/24 (D)	777	779
Flint Group, Term Loan, 1st Lien
4.741%, 09/07/21 (D)	743	697
H.B. Fuller Company, Commitment, 1st Lien
4.072%, VAR LIBOR+2.250%, 10/20/24	1,360	1,366
INEOS Styrolution US Holdings, Term Loan, 1st Lien
3.994%, 03/29/24 (D)	750	751
Ineos US Finance LLC, New 2024 Dollar Term Loan
3.877%, VAR LIBOR+2.000%, 03/31/24	750	752

Description	Face Amount (000)	Value (000)
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp),
Dollar Term Loan, 1st Lien
6.127%, VAR LIBOR+4.250%, 06/30/22	$700	$672
OCI Beaumont, LLC, Term Loan B, 1st Lien
6.552%, 02/14/25	500	502
Orion Engineered Carbons GmbH, Initial Dollar Term Loan
4.193%, VAR LIBOR+2.500%, 07/25/24	1,369	1,375
Plastipak Holdings, Inc., Tranche B Term Loan, 1st Lien
4.630%, VAR LIBOR+2.750%, 10/14/24	998	1,002
Pregis Holding I Corporation, Term Loan
5.802%, VAR LIBOR+3.500%, 05/20/21	526	526
5.193%, VAR LIBOR+3.500%, 05/20/21	217	217
Ravago Holdings America, Term Loan, 2nd Lien
5.060%, VAR LIBOR+2.750%, 07/13/23	665	668
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.627%, VAR LIBOR+2.750%, 02/05/23	373	375
Reynolds Group Holdings Incremental US Term Loans
4.627%, VAR LIBOR+2.750%, 02/05/23	627	630
Ring Container Technologies Group, LLC, Initial Term Loan
4.627%, VAR LIBOR+2.750%, 10/31/24	750	751
Solenis International, L.P. (Solenis Holdings 3 LLC), Initial Dollar Term Loan
4.898%, VAR LIBOR+3.250%, 07/31/21	1	1
Solenis International, L.P. (Solenis Holdings 3 LLC), Initial Term Loan
8.734%, VAR LIBOR+6.750%, 07/31/22	500	473
Solenis International, LP (Solenis Holdings 3 LLC), Initial Dollar Term Loan
5.234%, VAR LIBOR+3.250%, 07/31/21	482	481
Spectrum Holdings III Corp., Closing Date Term Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 01/31/25	455	456
Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien
8.648%, VAR LIBOR+7.000%, 01/31/26	500	503

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Spectrum Holdings III Corp., Delayed Draw Term Loan
0.000%, 01/24/25 (F)	$45	$45
Tricorbraun Holdings, Closing Date Term Loan
5.443%, 11/30/23 (D)	765	769
Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien
5.973%, VAR LIBOR+3.750%, 11/30/23	77	77
Tricorbraun Holdings, Inc., Delayed Draw Term Loan
7.500%, VAR LIBOR+3.750%, 11/30/23	—	—
Tronox Blocked Borrower LLC,Blocked Dollar Term Loan
5.302%, VAR LIBOR+3.000%, 09/23/24	453	457
Tronox Finance LLC, Initial Dollar Term Loan
5.302%, VAR LIBOR+3.000%, 09/23/24	1,047	1,055
U.S. Farathane, LLC, Term B-4 Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 12/23/21	463	466
Univar USA Inc., Term B-3 Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 07/01/24	842	848
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
6.302%, VAR LIBOR+4.000%, 10/28/24	1,000	1,008
Vantage Specialty Chemicals, Inc., Initial Loan
10.022%, VAR LIBOR+8.250%, 10/20/25	205	205
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.560%, VAR LIBOR+3.250%, 12/19/23	498	500

		22,505

Commercial Services – 0.0%
Safe Fleet Holdings, LLC, Term Loan, 1st Lien
4.780%, 01/23/25	750	751

Computers & Electronics – 1.5%
Almonde Inc., Term Loan, 2nd Lien
9.234%, VAR LIBOR+7.250%, 04/28/25	208	206
Applied Systems, Inc., Initial Term Loan
5.552%, VAR LIBOR+3.250%, 09/19/24	998	1,004

Description	Face Amount (000)	Value (000)
Brooks Automation, Term Loan B, 1st Lien
4.010%, 10/04/24 (D)	$1,500	$1,502
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien
6.943%, VAR LIBOR+5.250%, 03/18/21	47	46
Cavium, Term Loan B-1, 1st Lien
4.127%, VAR LIBOR+2.250%, 08/16/22	748	748
CPI International, Inc., Initial Term Loan
5.148%, VAR LIBOR+3.500%, 07/26/24	366	367
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan
4.880%, VAR LIBOR+3.000%, 04/29/24	997	1,000
Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan
3.630%, VAR LIBOR+1.750%, 09/07/21	475	475
Electrical Components International, Inc., Loan, 1st Lien
6.443%, VAR LIBOR+4.750%, 05/28/21	628	631
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.130%, VAR LIBOR+3.250%, 06/01/22	1,246	1,251
EXC Holdings III Corp., Initial USD Term Loan
5.161%, VAR LIBOR+3.500%, 11/15/24	1,000	1,008
EZE Software Group LLC, New Loan, 1st Lien
8.193%, VAR LIBOR+6.500%, 04/05/21	750	750
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.127%, VAR LIBOR+2.250%, 02/15/24	994	996
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan
4.443%, VAR LIBOR+2.750%, 02/01/22	1,199	1,201
Kronos Incorporated, Incremental Term Loan, 1st Lien
4.880%, VAR LIBOR+3.000%, 11/01/23	1,036	1,042
MA Financeco, LLC, Tranche B-2 Term Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 11/19/21	195	192

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
MA Financeco, LLC, Tranche B-3 Term Loan
4.627%, VAR LIBOR+2.750%, 06/21/24	$128	$127
MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien
3.898%, VAR LIBOR+2.250%, 05/17/24	1,078	1,060
Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.277%, VAR LIBOR+7.500%, 08/15/25	244	246
Microsemi Corporation, Term B Loan, 1st Lien
3.742%, VAR LIBOR+2.000%, 01/15/23	1,299	1,300
Misys Limited, Dollar Term Loan
5.484%, VAR LIBOR+3.500%, 06/13/24	673	672
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
6.052%, VAR LIBOR+3.750%, 01/10/24	630	625
Omnitracs, LLC., Term Loan B, 1st Lien
0.000%, 03/19/25 (F)	1,123	1,124
Project Alpha Intermediate Holding, Inc., Term Loan, 1st Lien
5.040%, VAR LIBOR+3.500%, 04/26/24	586	578
Project Ruby Ultimate Parent Corp., New Term Loan
5.148%, VAR LIBOR+3.500%, 02/09/24	1,588	1,601
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 06/21/24	866	856
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/03/23	742	744
Spectrum Brands, 2017 Refinanced USD Term Loan
3.791%, VAR LIBOR+2.000%, 06/23/22	300	300
3.789%, VAR LIBOR+2.000%, 06/23/22	370	371
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan
3.651%, VAR LIBOR+2.000%, 06/23/22	320	320
3.648%, VAR LIBOR+2.000%, 06/23/22	3	3
SS&C Technologies Inc., Term Loan B-4, 1st Lien
0.000%, 02/28/28 (F)	263	264

Description	Face Amount (000)	Value (000)
SS&C Technologies, Term Loan B, 1st Lien
0.000%, 02/27/25 (F)	$737	$740
TeamViewer, Term Loan B, 1st Lien
6.443%, 02/22/24	499	498
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
5.670%, VAR LIBOR+4.000%, 11/30/23	1,203	1,207
Wall Street Systems Delaware, Inc., Initial Dollar Term Loan
4.654%, VAR LIBOR+3.000%, 11/21/24	626	626

		25,681

Construction – 0.1%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
6.010%, VAR LIBOR+4.250%, 06/21/24	199	201
5.995%, VAR LIBOR+4.250%, 06/21/24	1,033	1,042
5.885%, VAR LIBOR+4.250%, 06/21/24	13	12
Pike Corporation, Initial Term Loan (2018)
5.389%, VAR LIBOR+3.500%, 03/12/25	1,036	1,045

		2,300

Consumer Nondurables – 0.1%
Acuity Specialty Products, Inc., Initial Term Loan
5.772%, VAR LIBOR+4.000%, 08/12/24	990	995
5.654%, VAR LIBOR+4.000%, 08/12/24	2	2
Plaze, Inc., Term Loan, 1st Lien
5.625%, VAR LIBOR+3.500%, 07/31/22	116	117
5.194%, VAR LIBOR+3.500%, 07/31/22	30	30
5.193%, VAR LIBOR+3.500%, 07/31/22	349	351

		1,495

Educational Services – 0.1%
Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan
4.770%, VAR LIBOR+3.000%, 01/17/25	750	754

Entertainment & Leisure – 0.2%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
4.027%, VAR LIBOR+2.250%, 12/15/22	712	714

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
BC Equity Ventures LLC, Term Loan, 1st Lien
8.490%, VAR LIBOR+6.500%, 08/31/22	$491	$496
BC Equity Ventures LLC, Term Loan, 2nd Lien
8.150%, 08/24/22	1	1
Crown Finance US, Inc., Initial Dollar Tranche Term Loan
4.377%, VAR LIBOR+2.500%, 02/28/25	1,250	1,248
Intrawest Resorts Holdings, Inc., Initial Bluebird Term Loan
4.898%, VAR LIBOR+3.250%, 07/31/24	1,000	1,004
WMG Acquisition Corp., Tranche E Term Loan, 1st Lien
4.127%, VAR LIBOR+2.250%, 11/01/23	684	687

		4,150

Environmental Services – 0.0%
Strategic Materials Holding Corp., Initial Term Loan
5.524%, VAR LIBOR+3.750%, 11/01/24	750	752

Financial Services – 0.5%
Altisource Solutions S.A R.L. , Term B Loan, 1st Lien
5.148%, VAR LIBOR+3.500%, 12/09/20	925	918
Altisource Solutions, Term Loan B, 1st Lien
0.000%, 03/29/24 (F)	750	743
Citco Funding LLC, 2017 Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 03/31/22	962	969
CPI Acquisition, Inc., Term Loan, 1st Lien
6.358%, VAR LIBOR+4.500%, 08/17/22	300	205
Freedom Mortgage Corporation, Initial Term Loan, 1st Lien
7.361%, VAR LIBOR+4.750%, 02/23/22	730	737
Hudson River Trading, Term Loan B, 1st Lien
0.000%, 03/20/25 (F)	604	604
Jefferies Finance LLC (JFIN Co-Issuer Corporation), Term Loan, 1st Lien
4.313%, VAR LIBOR+2.500%, 08/02/24	748	748
Liquidnet Holdings Inc., Term Loan, 1st Lien
5.398%, 07/15/24	750	752

Description	Face Amount (000)	Value (000)
NXT Capital, Inc. (NXT Capital, LLC), Term Loan, 1st Lien
5.150%, VAR LIBOR+3.500%, 11/23/22	$743	$753
Virtus Investment 2/17 Term Loan, 1st Lien
4.277%, 03/03/24 (D)	995	999
Walter Investment Management, Tranche B Term Loan, 1st Lien
7.877%, VAR LIBOR+6.000%, 06/30/22 (C)	533	518

		7,946

Food & Beverage – 0.1%
Constellation/Arterra Wines, Cov-Lite Term Loan
4.952%, 12/15/23 (D)	495	496
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+2.500%, 10/30/22	2	2
4.678%, VAR LIBOR+2.500%, 10/30/22	700	697
US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 06/27/23	980	986

		2,181

Forest Products – 0.0%
ProAmpac PG Borrower LLC, Initial Term Loan
10.354%, VAR LIBOR+8.500%, 11/18/24	225	229
7.250%, VAR LIBOR+3.500%, 11/17/23	1	1
5.354%, VAR LIBOR+3.500%, 11/17/23	348	350
5.218%, VAR LIBOR+3.500%, 11/17/23	40	40
5.170%, VAR LIBOR+3.500%, 11/17/23	106	107

		727

Gaming & Hotels – 0.3%
Belmond Interfin Ltd., Term Loan B, 1st Lien
4.627%, 07/03/24 (D)	995	998
CBAC Borrower, LLC, Term B Loan, 1st Lien
5.648%, VAR LIBOR+4.000%, 07/08/24	508	512
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
5.039%, VAR LIBOR+3.250%, 10/04/23	603	608
4.900%, VAR LIBOR+3.250%, 10/04/23	461	465
4.898%, VAR LIBOR+3.250%, 10/04/23	3	3

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Hanjin International Corp., Initial Term Loan, 1st Lien
4.234%, VAR LIBOR+2.500%, 10/19/20	$1,000	$1,003
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.621%, VAR LIBOR+2.000%, 10/25/23	728	731
K-Mac Holdings, Term Loan, 1st Lien
8.536%, 03/09/26	296	299
MGM Growth Properties Operating Partnership LP, Term B Loan
3.877%, VAR LIBOR+2.000%, 04/25/23 ‡	266	266
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+3.250%, 04/29/24	611	614
4.890%, VAR LIBOR+3.250%, 04/29/24	2	2

		5,501

Health Care – 0.6%
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 1st Lien
3.898%, VAR LIBOR+2.250%, 05/20/24	1,248	1,252
CP VI Bella Midco, LLC, Initial Loan
8.436%, VAR LIBOR+6.750%, 01/23/26	88	87
Endo Luxembourg Finance Company I S.à r.l., Initial Term Loan, 1st Lien
6.188%, VAR LIBOR+4.250%, 04/29/24	888	886
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.986%, VAR LIBOR+2.250%, 01/31/25	1,049	1,052
HCA Inc., Tranche B-11 Term Loan
3.398%, VAR LIBOR+1.750%, 03/17/23	412	414
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.693%, VAR LIBOR+4.000%, 06/07/19	152	153
Prospect Medical Holdings, Term Loan B, 1st Lien
7.188%, 02/16/24	1,499	1,499
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 05/15/22	748	748
Surgery Center Holdings, Initial Term Loan, 1st Lien
5.130%, VAR LIBOR+3.250%, 09/02/24	887	886

Description	Face Amount (000)	Value (000)
Tecostar Holdings, Inc., 2017 Term Loan
7.000%, VAR LIBOR+3.500%, 05/01/24	$2	$2
5.278%, VAR LIBOR+3.500%, 05/01/24	800	805
Valeant Pharmaceuticals International, Ser F Tranche B Term Loan, 1st Lien
5.240%, VAR LIBOR+3.500%, 04/01/22	823	831
Western Dental Services
6.148%, 06/23/23 (D)	1,208	1,217

		9,832

Home Furnishings – 0.1%
Comfort Holding, LLC, Initial Term Loan
11.740%, VAR LIBOR+10.000%, 01/31/25	292	271
6.490%, VAR LIBOR+4.750%, 02/05/24	348	337
Serta Simmons Bedding, LLC, Initial Term Loan
5.291%, VAR LIBOR+3.500%, 10/20/23	232	209
5.195%, VAR LIBOR+3.500%, 10/20/23	834	753

		1,570

Insurance – 0.4%
Acrisure, LLC, 2017-2 Refinancing Term Loan
5.991%, VAR LIBOR+4.250%, 11/22/23	1,086	1,098
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 08/12/22	1,161	1,167
AmWINS Group, Inc., Term Loan, 1st Lien
4.490%, VAR LIBOR+2.750%, 01/25/24	286	287
4.398%, VAR LIBOR+2.750%, 01/25/24	704	708
Hyperion Insurance, Term Loan B, 1st Lien
5.188%, 12/13/24	1,234	1,245
NFP Corp., Term B Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 01/08/24	1,208	1,211
Sedgwick Cms Holdings,
4.627%, VAR LIBOR+2.750%, 03/01/21	1,150	1,148

		6,864

Investment Company – 0.1%
EIG Management, Term Loan B, 1st Lien
5.654%, 01/31/25	450	453

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
StepStone Group, Term Loan B, 1st Lien
0.000%, 03/14/25 (F)	$484	$485

		938

Leasing – 0.2%
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan
4.072%, VAR LIBOR+2.250%, 03/21/22	1,385	1,385
BakerCorp International, Inc. (f/k/a B-Corp Holdings, Inc.), Refinanced Term Loan, 1st Lien
4.772%, VAR LIBOR+3.000%, 02/07/20	594	584
Fly Funding II S.à r.l., Loan, 1st Lien
3.800%, VAR LIBOR+2.000%, 02/09/23	690	690
USS Ultimate Holdings, Inc., Initial Term Loan
5.398%, VAR LIBOR+3.750%, 08/09/24	367	368

		3,027

Machinery – 0.2%
Blount International, Inc., Refinancing Term Loan, 1st Lien
5.920%, VAR LIBOR+4.250%, 04/12/23	500	506
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.302%, VAR LIBOR+2.000%, 05/18/24	1,189	1,189
Douglas Dynamics, Initial Term Loan, 1st Lien
4.700%, 12/31/21 (D)	401	403
Graftech International Ltd., Initial Term Loan, 1st Lien
5.240%, VAR LIBOR+3.500%, 02/12/25	750	750
SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche D Term Loan, 1st Lien
4.400%, VAR LIBOR+2.750%, 04/29/22	788	790

		3,638

Manufacturing – 0.1%
Allflex 7/13, Term Loan 5.138%, 06/05/20	524	527
Aristocrat Leisure Limited, 2017/2018 Incremental Term Loan
3.745%, VAR LIBOR+2.000%, 09/19/24	466	467
3.635%, VAR LIBOR+2.000%, 09/19/24	1	1

		995

Description	Face Amount (000)	Value (000)
Media – 0.5%
CSC Holdings, LLC (fka CSC Holdings, Inc.), January 2018 Incremental Term Loan
4.277%, VAR LIBOR+2.500%, 01/12/26	$1,000	$1,000
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.036%, VAR LIBOR+2.250%, 07/17/25	761	758
EMI Music Publishing, Term Loan, 1st Lien
3.984%, 08/21/23 (D)	1,346	1,349
Entravision, Term Loan B, 1st Lien
4.398%, 11/22/24	748	748
Lamar Media Corp., Term Loan B, 1st Lien
3.563%, 02/14/25	1,000	1,001
Mission Broadcasting, Inc., Term B-2 Loan, 1st Lien
4.164%, VAR LIBOR+2.500%, 01/17/24	61	62
Nexstar Broadcasting, Inc., Term B-2 Loan, 1st Lien
4.164%, VAR LIBOR+2.500%, 01/17/24	477	478
Numericable U.S. LLC, USD TLB-[12] Term Loan
4.720%, VAR LIBOR+3.000%, 01/31/26	998	968
Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien
4.734%, VAR LIBOR+2.750%, 12/06/23	495	492
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.277%, VAR LIBOR+2.500%, 04/15/25	1,000	992

		7,848

Metals & Mining – 0.0%
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.552%, VAR LIBOR+3.250%, 01/28/22	496	498

Metals/Minerals – 0.1%
Atkore International, Inc., Term Loan (2016)
5.060%, VAR LIBOR+2.750%, 12/22/23	1,500	1,509

Oil & Gas – 0.3%
BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.039%, VAR LIBOR+4.250%, 06/24/24	469	471
5.898%, VAR LIBOR+4.250%, 06/24/24	1	1

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
EG America, LLC, Term Loan B, 1st Lien
0.000%, 02/07/25 (F)	$1,163	$1,160
EG America, LLC, Term Loan, 2nd Lien
0.000%, 03/23/26 (F)	500	496
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien
5.854%, VAR LIBOR+4.000%, 02/15/24	744	743
Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
4.786%, VAR LIBOR+3.000%, 02/17/25	1,000	993
Oryx Southern, Initial Term Loan
5.127%, 02/25/28	616	616
Philadelphia Energy Solutions Refining and Marketing LLC, Term Loan B, 1st Lien
8.500%, VAR Prime Rate by Country+4.000%, 04/04/18 (C)	688	589
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.302%, VAR LIBOR+6.000%, 02/21/21	360	301
Traverse Midstream Partners LLC, Advance, 1st Lien
5.850%, VAR LIBOR+4.000%, 09/27/24	278	279

		5,649

Personal Services – 0.1%
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term Loan, 1st Lien
5.130%, VAR LIBOR+3.250%, 05/06/21	1,132	1,138
4.900%, VAR LIBOR+3.250%, 05/06/21	103	104

		1,242

Professional & Business Services – 0.8%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan
5.443%, VAR LIBOR+3.750%, 07/28/22	995	980
Avantor, Inc., Initial Dollar Term Loan
5.648%, VAR LIBOR+4.000%, 09/20/24	1,000	1,010
BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien
5.772%, VAR LIBOR+4.000%, 10/31/24	717	720
Casmar Holdings (Australia) Pty Limited, Initial Term Loan
5.500%, VAR LIBOR+4.500%, 12/08/23	495	491

Description	Face Amount (000)	Value (000)
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/01/24	$1,390	$1,393
Evertec, Term Loan A
4.183%, 01/20/17 (D)	17	17
Evertec, Term Loan A, 1st Lien
4.277%, 01/20/18 (D)	1,053	1,042
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
5.522%, VAR LIBOR+3.750%, 05/02/23	251	253
FinCo I LLC, Initial Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 12/27/22	1,500	1,517
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+3.000%, 12/29/23	1,492	1,499
Focus Financial Partners, LLC, Term Loan, 1st Lien
5.052%, 07/03/24	987	989
GHX Ultimate Parent Corporation, Initial Term Loan
4.693%, VAR LIBOR+3.000%, 06/21/24	750	752
Infinity Acquisition, LLC, Initial Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 08/06/21	1,144	1,144
iPayment, Inc., New Term Loan
6.618%, VAR LIBOR+5.000%, 04/11/23	517	522
On Assignment Inc., Term Loan B, 1st Lien
0.000%, 02/21/25 (F)	465	466
WEX Inc., Term B-2 Loan, 1st Lien
3.898%, VAR LIBOR+2.250%, 06/30/23	997	1,004

		13,799

Real Estate – 0.3%
Capital Automotive L.P., Initial Tranche B Term Loan
7.650%, VAR LIBOR+6.000%, 03/21/25	232	234
Capital Automotive L.P., Initial Tranche B-2 Term Loan
4.150%, VAR LIBOR+2.500%, 03/21/24	1,497	1,501

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan
6.750%, VAR LIBOR+3.250%, 11/04/21	$2	$2
5.234%, VAR LIBOR+3.250%, 11/04/21	691	687
5.022%, VAR LIBOR+3.250%, 11/04/21	311	309
4.943%, VAR LIBOR+3.250%, 11/04/21	40	40
iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien
4.841%, VAR LIBOR+3.000%, 10/01/21	168	169
4.691%, VAR LIBOR+3.000%, 10/01/21	186	187
Quality Care Properties, Term Loan B, 1st Lien
0.000%, 10/24/22 (F)	750	758
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
5.052%, VAR LIBOR+2.750%, 12/15/23	494	496
RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
4.070%, VAR LIBOR+2.250%, 05/11/24	744	748

		5,131

Retailing – 0.3%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.552%, VAR LIBOR+2.250%, 02/16/24	537	537
4.127%, VAR LIBOR+2.250%, 02/16/24	835	835
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.294%, VAR LIBOR+2.500%, 11/07/24	1,000	1,004
HD Supply, Inc., Term B-4 Loan, 1st Lien
4.193%, VAR LIBOR+2.500%, 10/17/23	743	747
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
4.904%, VAR LIBOR+3.250%, 08/20/21	750	753
Tacala Investment Corp., Initial Term Loan
8.664%, VAR LIBOR+7.000%, 01/26/26	500	509
4.914%, VAR LIBOR+3.250%, 01/26/25	500	502

Description	Face Amount (000)	Value (000)
Trugreen Limited Partnership, Initial Incremental Term Loan
5.740%, VAR LIBOR+4.000%, 04/13/23	$494	$498

		5,385

Securities & Trusts – 0.1%
AssuredPartners, Inc., 2017 September Refinancing Term Loan
5.148%, VAR LIBOR+3.500%, 10/22/24	748	749
Baring Private Equity Asia VI Holding (2) Limited, Initial Dollar Term Loan
4.898%, VAR LIBOR+3.250%, 10/26/22	748	748
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
4.302%, VAR LIBOR+2.000%, 03/27/23	736	739

		2,236

Shipping & Ship Building – 0.2%
AI Mistral Holdco Limited, Initial Term Loan
4.648%, VAR LIBOR+3.000%, 01/17/24	744	741
Hornblower Sub, LLC, Term Loan, 1st Lien
0.000%, 03/28/25 (F)	553	553
International Seaways Operating Corporation, Term Loan, 1st Lien
7.150%, VAR LIBOR+5.500%, 06/22/22	741	736
Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien
7.080%, VAR LIBOR+5.000%, 09/14/20	963	969

		2,999

Steel – 0.1%
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien
4.999%, VAR LIBOR+2.750%, 06/14/21	834	837

Telecommunications – 0.7%
Altice Financing S.A., March 2017 Refinancing Term Loan
4.470%, VAR LIBOR+2.750%, 07/15/25	948	927
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 01/31/25	1,000	983
Ciena, Refinancing Term Loan, 1st Lien
4.322%, VAR LIBOR+2.500%, 01/26/22	992	995

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
CPI International, Initial Term Loan, 1st Lien
8.898%, 07/25/25 (D)	$313	$313
Digicel International Finance Limited, Initial Term B Loan
5.020%, VAR LIBOR+3.250%, 05/27/24	360	358
Flint Acquisition Company, Inc 12/29/2023 Lien 1
4.650%, 09/07/21 (D)	2	2
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.111%, VAR LIBOR+2.250%, 02/22/24	1,670	1,673
Lumos Networks, Delayed Term Loan, 1st Lien
0.000%, 10/27/24 (F)	300	301
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 11/15/24	806	812
Radiate Holdco, LLC, Closing Date Term Loan
4.877%, VAR LIBOR+3.000%, 02/01/24	993	986
SBA Finance, Incremental Term Loan, 1st Lien
3.900%, VAR LIBOR+2.250%, 06/10/22	499	499
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 1st Lien
3.900%, VAR LIBOR+2.250%, 03/24/21	725	727
Sprint Communications, Initial Term Loan
4.438%, VAR LIBOR+2.500%, 02/02/24	1,290	1,290
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility
4.127%, VAR LIBOR+2.250%, 01/19/24	1,476	1,483

		11,349

Textile & Apparel Mfg. – 0.0%
ABG Intermediate Holdings 2 LLC, Initial Term Loan
9.443%, VAR LIBOR+7.750%, 09/29/25	500	506

Trading Companies & Distributors – 0.0%
SouthernCarlson Inc., Term Loan, 1st Lien
0.000%, 03/21/25 (F)	387	387
SouthernCarlson Inc., Term Loan, 2nd Lien
0.000%, 03/23/26 (F)	231	225

		612

Description	Face Amount (000)(1)	Value (000)
Transportation – 0.1%
Agro Merchants North America Holdings, Inc., Effective Date Loan
5.398%, VAR LIBOR+3.750%, 11/15/24	1,000	$1,006
XPO Logistics, Inc., Refinancing Term Loan
(2018) 3.920%, VAR LIBOR+2.000%, 02/24/25	1,046	1,050

		2,056

Total Loan Participations (Cost $172,170) (000)		172,344

Sovereign Debt — 8.6%
1MDB Global Investments
4.400%, 03/09/23	3,100	2,954
African Development Bank
2.625%, 03/22/21	125	125
2.125%, 11/16/22	50	49
1.375%, 02/12/20	100	98
1.125%, 09/20/19	100	98
Andina de Fomento
4.375%, 06/15/22	100	105
Anglo American Capital
4.500%, 03/15/28 (A)	820	818
Angolan Government International Bond
9.500%, 11/12/25 (A)	350	396
Argentine Bonos del Tesoro
18.200%, 10/03/21 (ARS)	15,923	792
Argentine Republic Government International Bond
8.280%, 12/31/33	2,032	2,224
7.500%, 04/22/26	3,145	3,356
7.125%, 07/06/36 (A)	560	539
7.125%, 06/28/17 (A)	360	332
6.875%, 04/22/21	545	578
6.875%, 01/11/48	830	757
5.625%, 01/26/22	935	948
3.750%, 03/31/19 (E)	1,834	1,218
Armenia International Bond
6.000%, 09/30/20 (A)	676	700
Asian Development Bank
2.750%, 03/17/23	235	235
2.750%, 01/19/28	200	197
2.375%, 08/10/27	100	96
2.000%, 01/22/25	100	95
1.750%, 06/08/21	200	194
1.625%, 08/26/20	100	98
1.625%, 03/16/21	200	194
1.000%, 08/16/19	100	98
Azerbaijan Government International Bond
4.750%, 03/18/24 (A)	795	800
Bahamas Government International Bond
6.000%, 11/21/28 (A)	1,210	1,255

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 05/09/24 (A)	715	$713
Bolivian Government International Bond
4.500%, 03/20/28 (A)	880	829
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/21 (BRL)	1,230	391
10.000%, 01/01/23 (BRL)	3,425	1,081
10.000%, 01/01/25 (BRL)	1,775	556
Brazilian Government International Bond
6.000%, 04/07/26	200	220
5.625%, 01/07/41	370	363
5.625%, 02/21/47	670	649
4.875%, 01/22/21	365	380
Canada Government International Bond
2.000%, 11/15/22	100	97
Chile Government International Bond
3.860%, 06/21/47	973	948
3.240%, 02/06/28	200	196
3.125%, 01/21/26	107	105
Colombia Government International Bond
7.375%, 09/18/37	945	1,210
6.125%, 01/18/41	735	847
5.000%, 06/15/45	860	872
4.500%, 01/28/26	340	351
4.375%, 07/12/21	200	207
4.000%, 02/26/24	970	978
3.875%, 04/25/27	1,617	1,596
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	700	729
7.000%, 04/04/44 (A)	520	537
Council of Europe Development Bank
2.625%, 02/13/23	30	30
1.750%, 11/14/19	100	99
Dominican Republic International Bond
7.450%, 04/30/44 (A)	1,055	1,192
6.875%, 01/29/26 (A)	990	1,098
6.850%, 01/27/45 (A)	250	269
6.600%, 01/28/24 (A)	290	315
6.500%, 02/15/48 (A)	780	807
5.950%, 01/25/27 (A)	800	836
5.500%, 01/27/25 (A)	365	376
Ecuador Government International Bond
10.750%, 03/28/22 (A)	790	864
9.650%, 12/13/26 (A)	760	802
8.875%, 10/23/27 (A)	700	712
8.750%, 06/02/23 (A)	440	451
7.950%, 06/20/24 (A)	1,220	1,211
7.950%, 06/20/24	210	209
7.875%, 01/23/28 (A)	680	655

Description	Face Amount (000)	Value (000)
Egypt Government International Bond
8.500%, 01/31/47 (A)	$500	$557
7.903%, 02/21/48 (A)	1,120	1,177
7.500%, 01/31/27 (A)	860	931
6.125%, 01/31/22 (A)	400	414
5.577%, 02/21/23 (A)	360	365
El Salvador Government International Bond
8.625%, 02/28/29 (A)	445	511
7.650%, 06/15/35 (A)	1,375	1,450
7.375%, 12/01/19 (A)	365	379
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	149
1.500%, 03/16/20	200	196
0.875%, 07/22/19	200	196
European Investment Bank
3.250%, 01/29/24	250	256
2.500%, 03/15/23	295	291
2.375%, 05/13/21	250	248
2.375%, 05/24/27	250	239
2.250%, 03/15/22	150	147
2.125%, 10/15/21	200	196
2.125%, 04/13/26	100	95
2.000%, 12/15/22	150	145
1.375%, 06/15/20	150	146
1.375%, 09/15/21	100	96
1.250%, 05/15/19	100	99
1.250%, 12/16/19	300	294
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	203
Export Development Canada
2.500%, 01/24/23	100	99
2.000%, 05/17/22	200	194
Export-Import Bank of Korea
2.875%, 01/21/25	200	190
2.500%, 05/10/21	200	195
Georgia Government International Bond
6.875%, 04/12/21 (A)	1,260	1,359
Ghana Government International Bond
10.750%, 10/14/30 (A)	970	1,267
9.250%, 09/15/22 (A)	490	558
Guatemala Government Bond
4.875%, 02/13/28 (A)	400	399
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	200
Honduras Government International Bond
8.750%, 12/16/20 (A)	670	740
7.500%, 03/15/24 (A)	200	220
6.250%, 01/19/27 (A)	330	349
Hungary Government International Bond
5.750%, 11/22/23	900	995
5.375%, 03/25/24	1,540	1,678

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Indonesia Government International Bond
8.500%, 10/12/35 (A)	$1,410	$2,001
8.500%, 10/12/35	260	369
5.250%, 01/17/42 (A)	400	421
5.250%, 01/08/47 (A)	280	297
4.350%, 01/11/48	1,380	1,316
3.850%, 07/18/27 (A)	500	490
3.700%, 01/08/22 (A)	210	211
Inter-American Development Bank
2.500%, 01/18/23	150	148
2.375%, 07/07/27	100	96
2.125%, 11/09/20	250	248
2.125%, 01/15/25	125	120
1.875%, 03/15/21	150	147
1.750%, 04/14/22	150	145
1.750%, 09/14/22	100	96
1.625%, 05/12/20	150	148
1.000%, 05/13/19	100	99
International Bank for Reconstruction &Development
2.500%, 11/25/24	300	294
2.500%, 07/29/25	150	147
2.250%, 06/24/21	50	49
2.125%, 12/13/21	200	196
2.125%, 02/13/23	100	97
2.000%, 01/26/22	200	195
1.875%, 10/07/19	200	199
1.875%, 04/21/20	200	198
1.625%, 03/09/21	150	146
1.375%, 09/20/21	300	287
1.250%, 07/26/19	100	99
International Finance
2.000%, 10/24/22	50	49
1.625%, 07/16/20	100	98
1.125%, 07/20/21	100	95
Israel Government International Bond
3.150%, 06/30/23	200	199
Ivory Coast Government International Bond
6.125%, 06/15/33 (A)	1,010	960
5.750%, 12/31/32 (A)	679	652
5.375%, 07/23/24 (A)	450	441
Jamaica Government International Bond
8.000%, 03/15/39	250	299
Japan Bank for International Cooperation
2.500%, 06/01/22	200	196
2.375%, 04/20/26	200	190
2.250%, 11/04/26	200	187
2.125%, 07/21/20	200	197
Jordan Government International Bond
7.375%, 10/10/47 (A)	1,020	1,030
6.125%, 01/29/26 (A)	200	201
5.750%, 01/31/27 (A)	370	360
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	540	652

Description	Face Amount (000)(1)	Value (000)
Kenya Government International Bond
8.250%, 02/28/48 (A)	560	$599
7.250%, 02/28/28 (A)	390	408
Korea Development Bank
2.500%, 01/13/21	200	196
Korea International Bond
7.125%, 04/16/19	100	105
2.750%, 01/19/27	200	190
Kreditanstalt fuer Wiederaufbau
2.125%, 03/07/22	150	147
1.750%, 03/31/20	500	493
1.750%, 09/15/21	200	194
1.625%, 05/29/20	250	245
Lebanon Government International Bond
8.250%, 04/12/21	920	968
6.750%, 11/29/27	320	305
6.650%, 11/03/28	160	151
6.600%, 11/27/26	450	430
6.375%, 03/09/20	285	286
6.200%, 02/26/25	390	372
6.100%, 10/04/22	440	432
6.000%, 01/27/23	505	490
5.450%, 11/28/19	530	527
Malaysia Government Bond
4.254%, 05/31/35 (MYR)	4,470	1,110
3.844%, 04/15/33 (MYR)	2,510	607
Mexico Government International Bond
5.550%, 01/21/45	500	539
4.600%, 02/10/48	1,085	1,030
4.150%, 03/28/27	775	783
4.125%, 01/21/26	200	203
3.750%, 01/11/28	200	193
Mongolia Government International Bond
10.875%, 04/06/21 (A)	2,100	2,417
8.750%, 03/09/24 (A)	200	224
5.625%, 05/01/23 (A)	530	523
5.125%, 12/05/22	490	479
Nigeria Government International Bond
7.875%, 02/16/32 (A)	720	784
7.696%, 02/23/38 (A)	720	758
7.625%, 11/28/47 (A)	570	590
7.143%, 02/23/30 (A)	720	747
6.750%, 01/28/21 (A)	220	231
6.500%, 11/28/27 (A)	970	983
Nordic Investment Bank
1.500%, 09/29/20	200	195
Oman Government International Bond
6.750%, 01/17/48 (A)	460	441
6.500%, 03/08/47 (A)	860	813
5.625%, 01/17/28 (A)	490	478
5.375%, 03/08/27 (A)	1,235	1,204
4.750%, 06/15/26 (A)	465	438
3.875%, 03/08/22 (A)	300	292
3.625%, 06/15/21 (A)	200	195
Oman Sovereign Sukuk SAOC
4.397%, 06/01/24 (A)	620	590

KP Fixed Income Fund Schedule of Investments March 31, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Pakistan Government International Bond
8.250%, 09/30/25 (A)	570	$593
6.875%, 12/05/27 (A)	640	604
Panama Government International Bond
9.375%, 04/01/29	455	663
6.700%, 01/26/36	1,385	1,749
5.200%, 01/30/20	100	104
4.500%, 05/15/47	200	203
Peru Government Bond
6.150%, 08/12/32 (PEN) (A)	2,320	790
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27 (A)	690	683
Peruvian Government International Bond
8.750%, 11/21/33	1,213	1,816
7.350%, 07/21/25	100	124
6.950%, 08/12/31 (PEN) (A)	1,000	365
6.550%, 03/14/37	715	915
5.625%, 11/18/50	1,220	1,467
Philippine Government International Bond
7.750%, 01/14/31	209	286
6.375%, 10/23/34	1,030	1,321
5.500%, 03/30/26	200	227
4.200%, 01/21/24	200	208
3.700%, 02/02/42	300	289
Poland Government International Bond
6.375%, 07/15/19	200	209
4.000%, 01/22/24	125	130
3.000%, 03/17/23	150	149
Province of Alberta Canada
3.300%, 03/15/28	200	201
2.200%, 07/26/22	100	97
1.900%, 12/06/19	200	198
Province of British Columbia Canada
2.000%, 10/23/22	100	96
Province of Manitoba Canada
2.125%, 06/22/26	500	461
2.050%, 11/30/20	150	148
Province of Ontario Canada
2.500%, 04/27/26	500	477
2.450%, 06/29/22	200	196
1.875%, 05/21/20	150	147
1.250%, 06/17/19	150	148
Province of Quebec Canada
2.875%, 10/16/24	100	99
2.625%, 02/13/23	200	197
2.500%, 04/20/26	600	573
Provincia de Buenos Aires
7.875%, 06/15/27 (A)	345	358
6.500%, 02/15/23 (A)	300	307
Provincia de Cordoba
7.125%, 06/10/21 (A)	170	179
Republic of Belarus International Bond
6.875%, 02/28/23 (A)	680	720

Description	Face Amount (000)(1)	Value (000)
Republic of Italy Government International Bond
5.375%, 06/15/33	300	$346
Republic of South Africa Government Bond
8.750%, 02/28/48 (ZAR)	5,500	459
6.500%, 02/28/41 (ZAR)	20,065	1,309
Republic of South Africa Government International Bond
4.300%, 10/12/28	1,750	1,637
Russian Federal Bond - OFZ
8.150%, 02/03/27 (RUB)	90,700	1,718
Russian Foreign Bond - Eurobond
5.625%, 04/04/42 (A)	600	645
5.250%, 06/23/47 (A)	1,400	1,398
4.875%, 09/16/23 (A)	400	421
4.750%, 05/27/26	1,000	1,033
Senegal Government International Bond
8.750%, 05/13/21 (A)	376	423
6.750%, 03/13/48 (A)	1,160	1,136
Serbia Government International Bond
7.250%, 09/28/21 (A)	510	567
Sri Lanka Government International Bond
6.825%, 07/18/26 (A)	430	442
6.200%, 05/11/27 (A)	1,020	1,003
5.875%, 07/25/22 (A)	295	300
Turkey Government International Bond
8.000%, 02/14/34	506	585
7.375%, 02/05/25	610	676
6.875%, 03/17/36	710	738
6.000%, 03/25/27	1,200	1,215
5.750%, 05/11/47	715	635
5.625%, 03/30/21	1,080	1,118
4.250%, 04/14/26	740	674
Ukraine Government AID Bonds
1.471%, 09/29/21	200	193
Ukraine Government International Bond
7.750%, 09/01/21 (A)	214	224
7.750%, 09/01/22 (A)	1,749	1,822
7.750%, 09/01/23 (A)	1,284	1,328
7.750%, 09/01/24 (A)	394	406
7.750%, 09/01/25 (A)	784	803
7.750%, 09/01/27 (A)	215	220
7.375%, 09/25/32 (A)	1,130	1,089
3.000%, 05/31/40 (A)(D)	314	218
Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (A)	5,900	211
8.500%, 03/15/28 (UYU) (A)	3,940	128
5.100%, 06/18/50	2,038	2,088
4.500%, 08/14/24	100	105
4.375%, 10/27/27	2,045	2,105
Venezuela Government International Bond
7.750%, 10/13/19 (C)	515	153
7.650%, 04/21/25 (C)	362	108
7.000%, 03/31/38	422	130

KP Fixed Income Fund Schedule of Investments March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Zambia Government International Bond
8.970%, 07/30/27 (A)	$485	$511
8.500%, 04/14/24 (A)	405	423
5.375%, 09/20/22 (A)	680	646

Total Sovereign Debt (Cost $145,585) (000)		146,689

Asset-Backed Securities — 5.5%
Automobile – 1.0%
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/21 (A)	1,703	1,688
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/27 (A)	1,099	1,092
Drive Auto Receivables Trust, Ser 2018-1, Cl B
2.880%, 02/15/22	1,193	1,191
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/21 (A)	1,961	1,955
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/31 (A)	572	567
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/22	2,060	2,043
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A4
2.460%, 07/17/23	1,437	1,418
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A3
2.640%, 02/15/22	180	180
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.320%, 03/15/24	85	84
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A3
2.350%, 05/16/22	2,170	2,153
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A4
2.520%, 05/15/23	2,622	2,600
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A1
1.750%, 02/15/19 (A)	1,237	1,236

		16,207

Automotive – 2.0%
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl A2A
1.510%, 05/18/20	641	639
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A
1.830%, 05/18/21	3,907	3,888
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A3
2.040%, 07/18/22	335	331

Description	Face Amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B
2.360%, 12/19/22	$1,319	$1,300
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/20	350	348
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A2
1.760%, 06/22/20 (A)	1,753	1,746
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 (A)	157	156
CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	242
CarMax Auto Owner Trust, Ser 2017-3, Cl A2A
1.640%, 09/15/20	2,174	2,164
CPS Auto Receivables Trust, Ser 2015-B, Cl A
1.650%, 11/15/19 (A)	8	8
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 (A)	121	121
CPS Auto Receivables Trust, Ser 2016-C, Cl A
1.620%, 01/15/20 (A)	434	433
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/20 (A)	708	705
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20 (A)	628	625
Drive Auto Receivables Trust, Ser 2017-1, Cl A2A
1.670%, 05/15/19	75	75
Drive Auto Receivables Trust, Ser 2017-2, Cl A2A
1.630%, 08/15/19	214	214
Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.250%, 06/15/21	1,532	1,527
Drive Auto Receivables Trust, Ser 2017-3, Cl B
2.300%, 05/17/21	1,343	1,337
Drive Auto Receivables Trust, Ser 2017-BA, Cl B
2.200%, 05/15/20 (A)	716	715
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20 (A)	1,083	1,081
DT Auto Owner Trust, Ser 2017-3A, Cl A
1.730%, 08/17/20 (A)	1,393	1,389
DT Auto Owner Trust, Ser 2017-4A, Cl A
1.850%, 08/17/20 (A)	3,516	3,498
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.350%, 07/15/20 (A)	9	9

KP Fixed Income Fund Schedule of Investments March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/20 (A)	$548	$547
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 (A)	317	316
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/20 (A)	—	—
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 (A)	114	114
Flagship Credit Auto Trust, Ser 2016-2, Cl A1
2.280%, 05/15/20 (A)	36	36
Flagship Credit Auto Trust, Ser 2016-3, Cl A1
1.610%, 12/15/19 (A)	80	80
Flagship Credit Auto Trust, Ser 2016-4, Cl A1
1.470%, 03/16/20 (A)	877	876
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A
1.490%, 05/15/20	2,098	2,088
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3
1.690%, 11/15/21	145	142
Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/22	1,197	1,182
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	2,314	2,282
Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3
2.050%, 11/22/21	1,102	1,089
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/20	185	185
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.420%, 09/16/19	1,409	1,405
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/19 (A)	260	260
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/20 (A)	1,373	1,370

		34,523

Credit Card – 1.6%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	2,849	2,810
American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/23	3,176	3,119

Description	Face Amount (000)	Value (000)
American Express Credit Account Master Trust, Ser 2018-2, Cl A
3.010%, 10/15/25	$1,033	$1,034
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	2,168	2,138
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/22	250	246
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/23	2,123	2,094
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/23	1,177	1,156
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
2.357%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	1,924	1,943
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	200	200
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/21	5,296	5,266
Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7
2.081%, VAR LIBOR USD 1 Month+0.370%, 08/08/24	2,642	2,651
Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8
1.860%, 08/08/22	250	245
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.152%, VAR LIBOR USD 1 Month+0.330%, 01/21/25	2,078	2,078
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	270	265
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.137%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	2,059	2,067

		27,312

Other Asset-Backed Securities – 0.9%
AJAX Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 (A)	656	659
AJAX Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (A)	282	280
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/32 (A)	786	782
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/32 (A)	1,465	1,463

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN2, Cl A1
3.475%, 04/28/32 (A)(D)	$410	$409
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1
3.228%, 05/28/32 (A)	114	113
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN1, Cl A1
3.278%, 01/28/33 (A)	1,605	1,603
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN3, Cl A1
3.672%, 03/28/33 (A)	178	178
CAM Mortgage Trust, Ser 2016-2, Cl A1
3.250%, 06/15/57 (A)	25	25
Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A
2.480%, 09/15/24	150	147
GCAT, Ser 2017-2, Cl A1
3.500%, 04/25/47 (A)	730	725
GCAT, Ser 2017-3, Cl A1
3.352%, 04/25/47 (A)	319	317
GCAT, Ser 2017-5, Cl A1
3.228%, 07/25/47 (A)	234	232
NYMT Residential, Ser 2016-RP1A, Cl A
4.000%, 03/25/21 (A)	77	77
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1
3.000%, 06/25/57 (A)	733	728
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1
3.000%, 07/25/57 (A)	1,091	1,085
PRPM, Ser 2017-2A, Cl A1
3.470%, 09/25/22 (A)	987	984
RCO Mortgage, Ser 2017-1, Cl A1
3.375%, 08/25/22 (A)	1,864	1,857
Verizon Owner Trust, Ser 2018-1A, Cl A1A
2.820%, 09/20/22 (A)	2,112	2,112
VOLT LVI, Ser 2017-NPL3, Cl A1
3.500%, 03/25/47 (A)	614	614
VOLT LVII, Ser 2017-NPL4, Cl A1
3.375%, 04/25/47 (A)	233	232
VOLT LXI, Ser 2017-NPL8, Cl A1
3.125%, 06/25/47 (A)	798	794
VOLT XXXVIII, Ser 2015-NP12, Cl A1
3.875%, 09/25/45 (A)	58	59

		15,475

Total Asset-Backed Securities (Cost $94,042) (000)		93,517

U.S. Government Agency Obligations — 1.7%
FFCB
1.680%, 10/13/20	100	98
1.550%, 05/08/20	200	197

Description	Face Amount (000)	Value (000)
FHLB
2.750%, 12/13/24	$300	$299
2.300%, 07/19/22	200	196
2.260%, 10/04/22	150	147
2.200%, 01/29/21	155	154
2.160%, 08/17/22	100	98
2.150%, 02/14/20 - 09/26/22	500	493
1.875%, 11/29/21	150	147
1.712%, 04/11/18(B)	5,306	5,304
1.375%, 11/15/19	125	123
1.125%, 06/21/19	300	296
1.000%, 09/26/19	250	246
0.875%, 08/05/19	100	98
FHLMC
6.250%, 07/15/32	1,176	1,602
3.000%, 07/01/46	462	452
2.375%, 01/13/22	2,311	2,295
1.330%, 12/30/20	400	385
1.250%, 08/01/19	500	493
1.125%, 04/15/19	300	297
FHLMC Multifamily Structured Pass-Through Certificates
3.590%, 01/25/25	2,004	2,061
FNMA
6.625%, 11/15/30	300	411
5.500%, 02/01/38	81	89
4.500%, 04/01/48	475	499
4.000%, 07/01/44	1,792	1,849
3.000%, 09/01/46	5,865	5,748
2.625%, 09/06/24	1,252	1,241
2.125%, 04/24/26	200	189
2.000%, 01/05/22	500	490
1.875%, 12/28/20	131	129
1.750%, 06/20/19	300	298
1.650%, 01/27/20	300	296
1.500%, 06/22/20 - 07/30/20	927	908
1.000%, 08/28/19	250	246
GS Mortgage Securities Trust
3.442%, 11/10/49(D)	365	363
Tennessee Valley Authority
5.250%, 09/15/39	200	263
2.875%, 02/01/27	250	248

Total U.S. Government Agency Obligations (Cost $28,775) (000)		28,748

Commercial Paper — 0.5%
JPMorgan Securities
2.212%, 06/12/18	4,224	4,204
USAA Capital
1.630%, 04/04/18	4,197	4,196

Total Commercial Paper (Cost $8,402) (000)		8,400

Municipal Bonds — 0.5%
Bay Area Toll Authority RB
6.263%, 04/01/49	200	281

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

Description	Face Amount (000)/Shares	Value (000)
California State GO
7.300%, 10/01/39	$935	$1,364
California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	97
City of Houston GO
3.961%, 03/01/47	150	153
Commonwealth Financing Authority RB
3.864%, 06/01/38	150	151
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	151
New Jersey Economic Development Authority RB
7.425%, 02/15/29	315	390
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,135	1,271
New Jersey State, Transportation Trust Fund Authority RB
6.561%, 12/15/40	690	877
Permanent University Fund - Texas A&M University System RB
3.660%, 07/01/47	100	97
Sales Tax Securitization RB
3.820%, 01/01/48	100	98
South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	94
State of California GO
7.500%, 04/01/34	1,020	1,471
State of Illinois GO
5.877%, 03/01/19	495	506
State of Wisconsin RB
3.154%, 05/01/27	200	197
University of California RB
4.858%, 05/15/12	200	217
University of Texas System RB
3.354%, 08/15/47	250	238

Total Municipal Bonds (Cost $7,617) (000)		7,653

Short-Term Investments (G) — 8.5%
Dreyfus Treasury Prime Cash Management Fund, Cl A, 1.450%	240,883	241

Description	Shares	Value (000)
State Street Institutional Treasury Money Market Fund, Cl Institutional,
1.510%	143,282,439	$143,282

Total Short-Term Investments (Cost $143,523) (000)		143,523

Total Investments In Securities — 110.6% (Cost $1,896,081) (000)		$1,880,618

Percentages are based on net assets of $1,700,944 (000).

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	04/16/18	USD	768	ILS	2,705	$4
HSBC	04/16/18	ILS	5,670	USD	1,664	46
HSBC	04/20/18	USD	236	PEN	759	(1)
BNP Paribas	04/24/18	USD	1,268	ARS	25,590	(13)
BNP Paribas	04/24/18	ARS	8,460	USD	433	18
Barclays PLC	05/10/18	USD	898	MYR	3,794	84
HSBC	05/31/18	USD	1,197	IDR	16,434,000	(5)
Barclays PLC	06/13/18	USD	802	KZT	276,000	53
Barclays PLC	06/14/18	INR	23,870	USD	362	(1)
HSBC	06/20/18	USD	842	COP	2,403,000	16
Barclays PLC	06/22/18	USD	841	HUF	212,200	(1)

						$200

(1)	In U.S. dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at March 31, 2018 was $181,060 (000) and represents 11.4% of Net Assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.
(F)	Unsettled bank loan. Interest rate not available.
(G)	The rate reported is the 7-day effective yield as of March 31, 2018.
(H)	Credit-linked note.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

EGP — Egyptian Pound

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

KP Fixed Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

GHS — Ghana Cedi
GNMA — Government National Mortgage Association
GO — General Obligation
HUF — Hungarian Forint
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JSC — Joint Stock Company
KZT — Kazakhstan Tenge
LIBOR — London Interbank Offered Rate
LKR — Sri Lanka Rupee
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Sol
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
RUB — Russian Ruble
Ser — Series
TBA — To Be Announced
TLB — Term Loan B
USD — U.S. Dollar
UYU — Uruguayan Peso
VAR — Variable
ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$-	$468,375	$-	$468,375
Corporate Obligations	-	406,532	-	406,532
Mortgage- Backed Securities	-	404,837	-	404,837
Loan Participations	-	172,344	-	172,344
Sovereign Debt	-	146,689	-	146,689
Asset-Backed Securities	-	93,517	-	93,517
U.S. Government Agency Obligations	-	28,748	-	28,748
Commercial Paper	-	8,400	-	8,400
Municipal Bonds	-	7,653	-	7,653
Short-Term Investments	143,523	-	-	143,523

Total Investments in Securities	$143,523	$1,737,095	$-	$1,880,618

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts**
Unrealized Appreciation	$-	$221	$-	$221
Unrealized Depreciation	$-	$(21)	$-	$(21)

Total Other Financial Instruments	$-	$200	$-	$200

^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

As of March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended March 31, 2018, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $ 0 or have been rounded to $0.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 30, 2018